UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Investment Grade Fixed Income Fund

Semiannual Report

March 31, 2016

Portfolio Review	1
Portfolio of Investments	10
Financial Statements	59
Notes to Financial Statements	72

LOOMIS SAYLES FIXED INCOME FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSFIX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20162

	6 months	1 year	5 years	10 years

Institutional Class (Inception 1/17/95)	2.26%	-2.49%	4.68%	6.81%

Comparative Performance
Barclays U.S. Government/Credit Bond Index[1]	2.70	1.75	4.04	4.93

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment-grade U.S. corporate securities.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES GLOBAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA®, CIC	Institutional Class	LSGBX
David W. Rolley, CFA®	Retail Class	LSGLX
Lynda L. Schweitzer, CFA®	Class N	LSGNX
Scott M. Service, CFA®

Objective

The Fund’s investment objective is high total investment return through a combination of high current income and capital appreciation.

Average Annual Total Returns — March 31, 20162

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 5/10/91)	4.20%	1.69%	1.40%	4.43%	—%

Retail Class (Inception 12/31/96)	4.05	1.45	1.15	4.14	—

Class N (Inception 2/1/13)	4.26	1.82	—	—	-0.47

Comparative Performance
Barclays Global Aggregate Bond Index[1]	4.92	4.57	1.81	4.35	0.47

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays Global Aggregate Bond Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-rate debt markets.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Managers	Symbols
Elaine Kan, CFA®	Institutional Class	LSGSX
Kevin P. Kearns	Retail Class	LIPRX
Maura T. Murphy, CFA®

Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20163

	6 months	1 year	5 years	10 years

Institutional Class (Inception 5/20/91)	3.52%	1.23%	2.60%	4.24%

Retail Class (Inception 5/28/10)[1]	3.27	0.88	2.32	3.94

Comparative Performance
Barclays U.S. Treasury Inflation Protected Securities Index[2]	3.79	1.51	3.02	4.62

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

[2]	Barclays U.S. Treasury Inflation Protected Securities Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSHIX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20162

	6 months	1 year	5 years	10 years

Institutional Class (Inception 6/5/96)	-0.85%	-8.73%	4.39%	6.92%

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index[1]	1.22	-3.69	4.93	7.01

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S.-dollar denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols
Christopher T. Harms	Institutional Class	LSDIX
Clifton V. Rowe, CFA®	Retail Class	LSDRX
Kurt L. Wagner, CFA®, CIC

Objective

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20164

	6 months	1 year	5 years	10 years

Institutional Class (Inception 1/28/98)[3]	1.44%	1.39%	3.35%	5.08%

Retail Class (Inception 5/28/10)[1,3]	1.31	1.14	3.05	4.80

Comparative Performance
Barclays U.S. Intermediate Government/Credit Bond Index[2]	1.74	2.06	3.01	4.34

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

[2]	Barclays U.S. Intermediate Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities with remaining maturities of one to ten years.

[3]	The Fund revised its investment strategy on May 28, 2010; performance may have been different had the current investment strategy been in place for all periods shown.

[4]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSIGX
Daniel J. Fuss, CFA®, CIC
Brian P. Kennedy
Elaine M. Stokes

Objective

The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20162

	6 months	1 year	5 years	10 years

Institutional Class (Inception 7/1/94)	3.77%	-0.04%	4.02%	6.57%

Comparative Performance
Barclays U.S. Government/Credit Bond Index[1]	2.70	1.75	4.04	4.93

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2015 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in each Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2015 through March 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$1,022.60	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	$2.88

*   Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$1,042.00	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79

Retail Class
Actual	$1,000.00	$1,040.50	$5.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05

Class N
Actual	$1,000.00	$1,042.60	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.75%, 1.00% and 0.65% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$1,035.20	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02

Retail Class
Actual	$1,000.00	$1,032.70	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40% and 0.65% for Institutional and Retail Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$991.50	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.44

*   Expenses are equal to the Fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

Loomis Sayles Intermediate Duration Bond Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$1,014.40	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02

Retail Class
Actual	$1,000.00	$1,013.10	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40% and 0.65% for Institutional and Retail Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$1,037.70	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.43

*   Expenses are equal to the Fund’s annualized expense ratio of 0.48%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 88.1% of Net Assets

Non-Convertible Bonds – 80.1%

	ABS Other – 0.2%
$1,054,167	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	$927,456
388,810	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	318,435
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	383,057
893,486	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A	853,259

		2,482,207

	Aerospace & Defense – 2.1%
11,120,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	8,340,000
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	122,500
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	651,000
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,805,000
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,768,000
245,000	Textron, Inc., 5.600%, 12/01/2017	257,433
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,774,146
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,476,503
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,456,550
1,375,000	TransDigm, Inc., 6.500%, 5/15/2025	1,344,062

		24,995,194

	Airlines – 3.6%
5,550,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	4,481,665
664,384	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	644,453
13,360,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	13,593,800
11,515,000	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	11,485,061
1,050,537	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	1,072,714
342,434	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	346,828
789,523	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	794,283
208,017	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	211,150
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,834,431

	Airlines – continued
8,020	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	8,406
205,320	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	214,560
196,357	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	206,318
767,169	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	803,609
1,639,772	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,693,065
1,245,512	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,439,344
838,792	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	937,350
450,751	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	498,080
2,056,290	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	2,178,392
343,981	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	347,421
535,478	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	535,478

		43,326,408

	Automotive – 3.2%
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,816,282
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,122,647
165,000	Ford Motor Co., 6.625%, 2/15/2028	191,992
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	5,134,653
690,000	Ford Motor Co., 7.125%, 11/15/2025	835,579
2,245,000	Ford Motor Co., 7.400%, 11/01/2046	2,869,267
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,455,577
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	2,053,996
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	633,555
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	10,257,665
495,000	General Motors Co., 5.200%, 4/01/2045	465,336
830,000	General Motors Co., 6.750%, 4/01/2046	943,518
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,247,921
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	2,996,578
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	401,250

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Automotive – continued
$515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	$478,950

		38,904,766

	Banking – 12.1%
6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	6,886,537
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,576,800
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,306,440
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,070,700
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,137,879
5,600,000	Bank of America Corp., 6.110%, 1/29/2037	6,439,306
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,236,006
1,700,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	1,714,283
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,615,005
14,790,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	11,678,605
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(e)	1,942,324
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(e)	1,649,955
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(e)	2,502,754
2,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(e)	4,238,867
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	1,080,000
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(e)	1,508,062
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,407,502
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	10,154,374
200,000	Citigroup, Inc., EMTN, 1.069%, 11/30/2017, (EUR)(f)	227,189
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,319,977
4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,950,937
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,169,332

	Banking – continued
$6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	$6,596,125
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,543,035
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,348,643
8,450,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045, 144A	8,278,634
50,000	Merrill Lynch & Co., Inc., EMTN, 0.321%, 9/14/2018, (EUR)(f)	55,700
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	353,730
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,160,532
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,383,752
2,120,000	Morgan Stanley, 3.750%, 2/25/2023	2,208,966
300,000	Morgan Stanley, 4.350%, 9/08/2026	308,724
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,193,423
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,565,479
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	3,935,202
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	74,425
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,447,422
900,000	Morgan Stanley, Series F, MTN, 1.070%, 10/18/2016(f)	899,430
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,135,182
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(e)	199,460
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	2,705,926
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	1,944,576
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(e)	2,233,875
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	58,175
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	811,749
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	168,978
800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	805,436

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(e)	$1,212,750
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,664,390

		146,106,553

	Brokerage – 1.3%
549,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	465,278
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,485,400
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,290,977
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,236,784
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	2,949,407
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,902,428
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,856,620

		15,186,894

	Building Materials – 1.0%
4,135,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,059,900
240,000	Masco Corp., 5.850%, 3/15/2017	251,100
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,663,050
800,000	Masco Corp., 6.500%, 8/15/2032	816,000
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,623,263
815,000	Masco Corp., 7.750%, 8/01/2029	920,950
2,400,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)(g)	306,203
10,000	Owens Corning, 6.500%, 12/01/2016	10,215
2,050,000	Owens Corning, 7.000%, 12/01/2036	2,264,735

		11,915,416

	Cable Satellite – 0.9%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	692,431
45,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	39,362
3,035,000	DISH DBS Corp., 5.000%, 3/15/2023	2,678,387
715,000	DISH DBS Corp., 5.875%, 11/15/2024	656,013
375,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	332,890
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,643,756
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	4,130,007
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	822,000

		10,994,846

	Chemicals – 2.0%
3,845,000	Chemours Co. (The), 6.625%, 5/15/2023, 144A	3,133,675

	Chemicals – continued
710,000	Chemours Co. (The), 7.000%, 5/15/2025, 144A	568,000
9,550,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	9,096,375
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	1,310,000
275,000	Hexion, Inc., 8.875%, 2/01/2018	188,375
905,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	253,400
7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,976,488
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,556,800
620,000	Methanex Corp., 5.250%, 3/01/2022	586,236

		24,669,349

	Construction Machinery – 0.2%
965,000	Toro Co., 6.625%, 5/01/2037(g)	1,122,211
1,155,000	United Rentals North America, Inc., 7.625%, 4/15/2022	1,230,075

		2,352,286

	Consumer Products – 0.0%
880,000	Avon Products, Inc., 8.700%, 3/15/2043	580,800

	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	47,651

	Electric – 3.7%
1,970,000	AES Corp. (The), 4.875%, 5/15/2023	1,896,125
415,000	AES Corp. (The), 5.500%, 3/15/2024	405,663
180,000	AES Corp. (The), 5.500%, 4/15/2025	173,475
2,360,028	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,617,590
3,194,529	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	3,012,889
2,850,000	DPL, Inc., 6.750%, 10/01/2019	2,892,750
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,125,768
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,617,654
5,455,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	5,768,662
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,256,346
1,589,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,986,569
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,460,056
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	128,234
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,326,728
4,000,000	Enersis Americas S.A., 7.400%, 12/01/2016	4,141,048
1,762,849	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(g)	1,937,697

		44,747,254

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – 4.8%
$300,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	$120,000
1,345,000	General Electric Co., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	945,199
2,390,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	1,684,988
1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,722,000
3,045,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,303,825
4,695,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,006,044
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,346,450
945,000	iStar, Inc., 4.875%, 7/01/2018	913,106
225,000	iStar, Inc., 5.850%, 3/15/2017	229,500
935,000	iStar, Inc., 7.125%, 2/15/2018	946,688
1,525,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,515,469
3,903,000	Navient Corp., 5.875%, 10/25/2024	3,307,792
5,900,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,074,000
2,167,000	Navient LLC, 4.875%, 6/17/2019	2,091,155
4,668,000	Navient LLC, 5.500%, 1/25/2023	3,967,800
31,725(††)	Navient LLC, 6.000%, 12/15/2043	615,042
726,000	Navient LLC, MTN, 5.500%, 1/15/2019	713,295
145,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	142,825
5,185,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(g)	3,655,425
4,681,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	5,014,521
1,950,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,891,500
1,225,000	Springleaf Finance Corp., 5.250%, 12/15/2019	1,169,875
3,770,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,619,200
1,805,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,770,885
725,000	Springleaf Finance Corp., 8.250%, 10/01/2023	699,625
300,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	302,250
2,100,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	2,147,250

		57,915,709

	Food & Beverage – 0.4%
2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	2,548,912
1,995,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	2,259,338

		4,808,250

	Government Owned – No Guarantee – 0.3%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,666,397
1,605,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,171,168
965,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	627,250

		3,464,815

	Healthcare – 2.7%
650,000	BioScrip, Inc., 8.875%, 2/15/2021	549,250
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	436,936
610,000	HCA, Inc., 5.875%, 3/15/2022	660,325
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,201,800
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,633,625
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,563,500
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,540,800
2,660,000	HCA, Inc., 7.690%, 6/15/2025	2,859,500
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,475,300
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,164,400
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	460,100
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,428,562
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,256,225
3,685,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	3,643,544
1,285,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	1,230,388
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,431,094

		32,535,349

	Home Construction – 1.3%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	429,000
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(g)	184,950
4,276,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	2,651,120
835,000	KB Home, 8.000%, 3/15/2020	874,663
4,235,000	Lennar Corp., 4.500%, 6/15/2019	4,372,637
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,812,200
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,080,400
760,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	754,300
15,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	14,906

		16,174,176

	Independent Energy – 1.6%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,286,079
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,006,872
370,000	California Resources Corp., 5.000%, 1/15/2020	85,100
6,085,000	California Resources Corp., 5.500%, 9/15/2021	1,338,700
810,000	California Resources Corp., 6.000%, 11/15/2024	182,250

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	$1,086,750
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	113,900
1,135,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	436,975
720,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	280,800
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	390,538
550,000	Chesapeake Energy Corp., 7.250%, 12/15/2018	299,750
980,000	Continental Resources, Inc., 3.800%, 6/01/2024	774,200
185,000	Continental Resources, Inc., 4.500%, 4/15/2023	154,706
2,015,000	Halcon Resources Corp., 8.875%, 5/15/2021	352,625
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	5,582,813
500,000	QEP Resources, Inc., 5.250%, 5/01/2023	435,000
690,000	Rice Energy, Inc., 6.250%, 5/01/2022	600,300
1,600,000	RSP Permian, Inc., 6.625%, 10/01/2022	1,576,000
1,221,000	SM Energy Co., 6.125%, 11/15/2022	890,109

		19,873,467

	Industrial Other – 0.2%
385,000	AECOM, 5.750%, 10/15/2022	399,437
405,000	AECOM, 5.875%, 10/15/2024	417,150
660,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	674,850
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,086,750

		2,578,187

	Life Insurance – 1.5%
160,000	American International Group, Inc., 4.125%, 2/15/2024	166,721
130,000	American International Group, Inc., 4.875%, 6/01/2022	142,953
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	3,783,250
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	251,671
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	4,731,392
790,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	578,675
1,940,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	1,440,450
840,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	562,800
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	3,078,688
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,694,800

	Life Insurance – continued
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,346,713

		17,778,113

	Local Authorities – 2.3%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	662,208
9,640,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	7,916,101
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	3,382,610
70,453	Province of Alberta, 5.930%, 9/16/2016, (CAD)	55,490
19,825,000	Province of Ontario Canada, 4.200%, 3/08/2018, (CAD)	16,229,558

		28,245,967

	Media Entertainment – 1.0%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,143,926
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	2,644,475
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	512,500
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,303,125
2,475,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	2,029,500
120,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	102,600
4,030,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	3,727,750
295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	297,213

		11,761,089

	Metals & Mining – 1.3%
2,602,232	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(g)(h)(i)	260
1,400,000	Alcoa, Inc., 5.870%, 2/23/2022	1,399,566
400,000	Alcoa, Inc., 5.900%, 2/01/2027	380,000
6,630,000	ArcelorMittal, 7.750%, 3/01/2041	5,668,650
3,300,000	ArcelorMittal, 8.000%, 10/15/2039	2,871,000
1,659,000	Cliffs Natural Resources, Inc., 8.000%, 9/30/2020, 144A	696,780
2,015,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(g)(i)	60,450
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	1,691,750
1,400,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	994,000
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	884,800
1,760,000	United States Steel Corp., 7.500%, 3/15/2022	1,254,880

		15,902,136

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Midstream – 1.8%
$575,000	DCP Midstream LLC, 6.450%, 11/03/2036, 144A	$368,288
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	276,301
3,000,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	3,025,050
2,860,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	2,890,579
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,492,288
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	335,789
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,411,814
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	77,900
375,000	ONEOK Partners LP, 4.900%, 3/15/2025	353,300
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	104,694
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	1,843,673
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026, 144A	8,229,051
1,280,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	1,139,200

		21,547,927

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
1,061,000	Column Canada Issuer Corp., Series 2006-WEM, Class D, 5.101%, 1/15/2022, (CAD)	822,731
530,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.794%, 8/10/2045(f)	504,948
1,070,699	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	823,410
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(f)	1,020,352
2,151,594	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(g)	2,016,474

		5,187,915

	Oil Field Services – 0.2%
6,230,000	FTS International, Inc., 6.250%, 5/01/2022	685,300
3,050,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(g)(i)	800,625
1,317,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(g)(i)	352,297
775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	56,188
400,000	Transocean, Inc., 4.300%, 10/15/2022	221,000

		2,115,410

	Packaging – 1.4%
3,550,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016, 144A	3,538,906
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,364,125
200,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	208,000
1,910,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	2,003,113

		17,114,144

	Paper – 1.1%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,687,370
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,508,607
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	436,316
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,333,233

		12,965,526

	Property & Casualty Insurance – 1.1%
3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	4,072,531
1,630,000	MBIA Insurance Corp., 11.882%, 1/15/2033, 144A(d)(f)	562,350
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,406,672
2,140,000	Sirius International Group, 6.375%, 3/20/2017, 144A	2,195,109
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,676,616
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,321,998

		13,235,276

	Railroads – 0.7%
7,100,000	Hellenic Railways Organization S.A., EMTN, 0.247%, 5/24/2016, (EUR)(f)(g)	7,867,013
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(g)	478,117

		8,345,130

	REITs – Apartments – 0.1%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,555,951

	REITs – Diversified – 0.0%
20,000	Duke Realty LP, 5.950%, 2/15/2017	20,726

	REITs – Office Property – 0.3%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,609,063
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	522,550

		4,131,613

	REITs – Single Tenant – 0.1%
275,000	Realty Income Corp., 5.750%, 1/15/2021	309,026
725,000	Realty Income Corp., 6.750%, 8/15/2019	826,609

		1,135,635

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Restaurants – 0.1%
450,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	$682,667

	Retailers – 0.6%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,175,179
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022(c)	1,238,015
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	422,400
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	652,243
1,680,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,726,200
2,305,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	1,832,475

		7,046,512

	Sovereigns – 0.5%
5,980,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	6,016,837

	Supermarkets – 1.4%
1,781,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/2022, 144A	1,927,933
7,570,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,869,775
2,135,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,990,887
3,780,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,548,475
455,000	New Albertson’s, Inc., 8.700%, 5/01/2030	436,800
2,020,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,706,900

		16,480,770

	Supranational – 1.2%
7,000,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	525,980
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	14,394,136

		14,920,116

	Technology – 1.4%
925,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	605,875
2,415,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,565,937
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	82,400
2,950,000	Amkor Technology, Inc., 6.375%, 10/01/2022	2,817,250
130,000	Avnet, Inc., 6.625%, 9/15/2016	132,982
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,328,775
2,095,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045, 144A	2,058,926
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	166,201

	Technology – continued
694,800	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	886,346
5,585,000	Western Digital Corp., 7.375%, 4/01/2023, 144A(j)	5,696,700

		16,341,392

	Transportation Services – 0.2%
2,500,000	APL Ltd., 8.000%, 1/15/2024(g)	1,675,000
241,523	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(c)	245,749
143,070	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 1/02/2018(c)	143,070
138,101	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 1/02/2018(c)	140,172

		2,203,991

	Treasuries – 16.4%
29,780,000	Canadian Government, 0.250%, 5/01/2017, (CAD)	22,858,429
13,195,000	Canadian Government, 0.750%, 9/01/2020, (CAD)	10,213,311
31,645,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	24,403,016
10,950,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	8,573,839
8,305,000	Canadian Government, 1.750%, 9/01/2019, (CAD)	6,645,918
8,185,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	6,358,807
414,800(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	2,427,295
424,300(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,579,067
200,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,305,237
595,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,821,701
847,500(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	5,580,011
150,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,038,785
1,455,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	10,811,212
21,085,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	15,794,480
10,220,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,425,294
63,235,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	7,967,517
14,660,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,995,427

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	$2,159,484
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	3,195,104
264,630,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	1,469,799
107,395,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	643,177
271,710,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	1,625,882
30,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	30,003,000
25,000,000	U.S. Treasury Note, 0.375%, 5/31/2016	25,003,900

		197,899,692

	Wireless – 0.6%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,990,200
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,917,710
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	234,750
898,000	Sprint Communications, Inc., 6.000%, 12/01/2016	892,387
735,000	Sprint Communications, Inc., 6.000%, 11/15/2022	537,469
285,000	Sprint Corp., 7.125%, 6/15/2024	211,613

		7,784,129

	Wirelines – 2.8%
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	189,132
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	701,922
210,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	195,334
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	3,930,906
990,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	863,775
1,400,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,677,094
200,000	Embarq Corp., 7.995%, 6/01/2036	193,088
3,585,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	3,701,513
55,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	55,853
560,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	584,192
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	238,106
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	483,607
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	5,980,150
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	360,500

	Wirelines – continued
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	647,125
4,484,000	Qwest Corp., 6.875%, 9/15/2033	4,372,079
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,334,203
2,290,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,176,714
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,374,075
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	698,784
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	491,640
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	490,343
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,655,507
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,349,948

		33,745,590

	Total Non-Convertible Bonds
	(Identified Cost $1,022,590,832)	967,823,831

Convertible Bonds – 7.0%

	Building Materials – 0.4%
5,140,000	KB Home, 1.375%, 2/01/2019	4,741,650

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	378,688

	Consumer Cyclical Services – 0.2%
1,595,000	Jarden Corp., 1.125%, 3/15/2034	2,017,675

	Consumer Products – 0.0%
270,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	183,600

	Diversified Manufacturing – 0.0%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	541,238

	Finance Companies – 0.3%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	3,383,150

	Healthcare – 0.0%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(k)	271,425

	Leisure – 0.2%
2,800,000	Rovi Corp., 0.500%, 3/01/2020	2,667,980

	Midstream – 0.3%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	626,000
3,885,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	2,457,262

		3,083,262

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Pharmaceuticals – 0.0%
$205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	$237,416
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	337,903

		575,319

	Property & Casualty Insurance – 1.9%
550,000	Jefferies Group LLC, 3.875%, 11/01/2029	539,687
18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	22,353,244

		22,892,931

	Technology – 3.7%
955,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	946,047
9,090,000	Ciena Corp., 0.875%, 6/15/2017	8,919,562
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,085,537
1,783,000	Intel Corp., 2.950%, 12/15/2035	2,265,524
7,000,000	Intel Corp., 3.250%, 8/01/2039	11,134,375
313,446	Liberty Media LLC, 3.500%, 1/15/2031	291,500
1,350,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	919,688
9,404,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,686,120
4,095,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	4,120,594
2,020,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	1,965,713

		44,334,660

	Total Convertible Bonds
	(Identified Cost $75,823,595)	85,071,578

Municipals – 1.0%

	Illinois – 0.3%
4,075,000	State of Illinois, Series B, 5.520%, 4/01/2038	3,785,797

	Michigan – 0.2%
2,165,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,980,304

	Virginia – 0.5%
7,380,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	5,934,553

	Total Municipals
	(Identified Cost $13,601,677)	11,700,654

	Total Bonds and Notes
	(Identified Cost $1,112,016,104)	1,064,596,063

Senior Loans – 0.6%

	Chemicals – 0.1%
1,048,109	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(f)	1,027,147
463,910	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(f)	422,158

		1,449,305

	Media Entertainment – 0.0%
144,665	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(f)	46,565

	Other Utility – 0.2%
1,193,975	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(f)	1,170,095
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(f)	730,750

		1,900,845

	Supermarkets – 0.2%
2,694,121	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(f)	2,630,809

	Wirelines – 0.1%
1,163,162	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(f)(g)	1,102,828

	Total Senior Loans
	(Identified Cost $7,476,166)	7,130,352

Shares

Preferred Stocks – 1.6%

Convertible Preferred Stocks – 1.4%

	Banking – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	3,236,472

	Communications – 0.0%
2,083	Cincinnati Bell, Inc., 6.750%	101,026

	Electric – 0.2%
50,764	AES Trust III, 6.750%	2,564,090

	Energy – 0.4%
96,065	El Paso Energy Capital Trust I, 4.750%	4,110,621

	Metals & Mining – 0.2%
68,395	Alcoa, Inc., Series 1, 5.375%	2,256,351

	Midstream – 0.0%
10,213	Chesapeake Energy Corp., 4.500%(d)	182,404
12,055	Chesapeake Energy Corp., 5.000%(d)	165,395
660	Chesapeake Energy Corp., Series A, 5.750%, 144A(d)	114,262

		462,061

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	REITs – Diversified – 0.3%
1,667	Crown Castle International Corp., Series A, 4.500%	$178,703
73,202	Weyerhaeuser Co., Series A, 6.375%	3,742,086

		3,920,789

	REITs – Health Care – 0.0%
7,400	Welltower, Inc., 6.500%	459,540

	REITs – Mortgage – 0.0%
3,106	iStar, Inc., Series J, 4.500%	130,328

	Total Convertible Preferred Stocks
	(Identified Cost $18,723,906)	17,241,278

Non-Convertible Preferred Stocks – 0.2%

	Banking – 0.0%
5,000	Bank of America Corp., 6.375%	130,000
20,975	Countrywide Capital IV, 6.750%	532,555

		662,555

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	8,927
2,876	Entergy New Orleans, Inc., 4.750%	289,847
4,670	Union Electric Co., 4.500%	438,980

		737,754

	Finance Companies – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,164,640

	Total Non-Convertible Preferred Stocks
	(Identified Cost $1,941,291)	2,564,949

	Total Preferred Stocks
	(Identified Cost $20,665,197)	19,806,227

Common Stocks – 6.5%

	Airlines – 0.1%
14,401	United Continental Holdings, Inc.(d)	862,044

	Automobiles – 0.4%
341,305	Ford Motor Co.	4,607,617

	Chemicals – 0.1%
8,917	PPG Industries, Inc.	994,156

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(d)	564,234

	Diversified Telecommunication Services – 0.3%
8,050	Hawaiian Telcom Holdco, Inc.(d)	189,577
17,222	Level 3 Communications, Inc.(d)	910,183
241,163	Telefonica S.A., Sponsored ADR	2,684,144

		3,783,904

	Electronic Equipment, Instruments & Components – 0.4%
205,167	Corning, Inc.	4,285,939

	Energy Equipment & Services – 0.0%
170,674	Hercules Offshore, Inc.(d)	409,618

	Metals & Mining – 0.1%
359,067	ArcelorMittal, (Registered)	1,644,527

	Multi-Utilities – 0.1%
20,449	CMS Energy Corp.	867,856

	Oil, Gas & Consumable Fuels – 0.5%
54,259	Chesapeake Energy Corp.	223,547
172,008	Repsol YPF S.A., Sponsored ADR	1,945,410
70,051	Royal Dutch Shell PLC, Sponsored ADR	3,393,971

		5,562,928

	Pharmaceuticals – 0.8%
160,000	Bristol-Myers Squibb Co.	10,220,800

	Semiconductors & Semiconductor Equipment – 3.5%
1,317,153	Intel Corp.	42,609,899

	Trading Companies & Distributors – 0.1%
23,272	United Rentals, Inc.(d)	1,447,286

	Total Common Stocks
	(Identified Cost $73,598,889)	77,860,808

Principal Amount (‡)

Short-Term Investments – 2.4%
$36,822	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.000% to be repurchased at $36,822 on 4/01/2016 collateralized by $36,900 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $37,571 including accrued interest (Note 2 of Notes to Financial Statements)	36,822
29,471,053	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $29,471,078 on 4/01/2016 collateralized by $29,580,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $30,060,675 including accrued interest (Note 2 of Notes to Financial Statements)	29,471,053

	Total Short-Term Investments
	(Identified Cost $29,507,875)	29,507,875

	Total Investments – 99.2%
	(Identified Cost $1,243,264,231)(a)	1,198,901,325
	Other assets less liabilities—0.8%	9,425,157

	Net Assets – 100.0%	$1,208,326,482

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2016, the net unrealized depreciation on investments based on a cost of $1,245,772,334 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$89,157,722
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(136,028,731)

	Net unrealized depreciation	$(46,871,009)

(b)	Illiquid security. At March 31, 2016, the value of these securities amounted to $3,192,348 or 0.3% of net assets.
(c)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of these securities amounted to $4,959,354 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Non-income producing security.
(e)	Perpetual bond with no specified maturity date.
(f)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(g)	Illiquid security. At March 31, 2016, the value of these securities amounted to $21,559,550 or 1.8% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $220,265,163 or 18.2% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	16.4%
Banking	12.4
Finance Companies	5.2
Technology	5.1
Electric	4.0
Airlines	3.7
Semiconductors & Semiconductor Equipment	3.5
Automotive	3.2
Property & Casualty Insurance	3.0
Wirelines	2.9
Healthcare	2.7
Local Authorities	2.3
Chemicals	2.2
Midstream	2.1
Aerospace & Defense	2.1
Other Investments, less than 2% each	26.0
Short-Term Investments	2.4

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

Currency Exposure Summary at March 31, 2016 (Unaudited)

United States Dollar	75.9%
Canadian Dollar	10.1
New Zealand Dollar	3.9
Mexican Peso	2.7
Other, less than 2% each	6.6

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 97.4% of Net Assets

	Argentina – 0.1%
$1,785,000	YPF S.A., 8.500%, 3/23/2021, 144A	$1,785,000

	Australia – 3.5%
4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	4,644,200
22,155,000	New South Wales Treasury Corp., 6.000%, 3/01/2022, (AUD)(b)	20,410,770
34,175,000	Queensland Treasury Corp., Series 23, 4.250%, 7/21/2023, 144A, (AUD)(b)	28,814,233

		53,869,203

	Barbados – 0.3%
1,062,500	Global SC Finance II S.r.l., Series 2013-1A, Class A, 2.980%, 4/17/2028, 144A	1,006,989
3,041,667	Global SC Finance II S.r.l., Series 2014-1A, Class A1, 3.190%, 7/17/2029, 144A	2,862,383

		3,869,372

	Belgium – 2.2%
5,000,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/01/2021	5,137,935
5,090,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 2/01/2026	5,352,710
470,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	507,931
3,720,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/01/2046	4,157,331
10,415,000	Belgium Government Bond, Series 65, 4.250%, 9/28/2022, (EUR)(b)	15,172,651
2,150,000	Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	2,185,716
1,120,000	Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A	1,144,038

		33,658,312

	Bermuda – 0.6%
1,840,000	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A	1,755,329
7,075,000	Global Container Assets Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/2028, 144A	7,039,190

		8,794,519

	Brazil – 1.3%
5,000,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	5,080,000
4,775,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	4,196,031
2,600,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,897,220
3,870,000	Petrobras Global Finance BV, EMTN, 6.250%, 12/14/2026, (GBP)	3,838,479
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,489,300

	Brazil – continued
3,600,000	Vale Overseas Ltd., 6.875%, 11/21/2036	2,842,920

		19,343,950

	Canada – 2.3%
7,610,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	5,958,623
6,744,000	Canadian Government, 4.000%, 6/01/2041, (CAD)(b)	7,207,032
180,000	Cenovus Energy, Inc., 3.000%, 8/15/2022	160,040
415,000	Cenovus Energy, Inc., 3.800%, 9/15/2023	372,920
437,920	Ford Auto Securitization Trust, Series 2013-R4A, Class A2, 1.824%, 7/15/2017, 144A, (CAD)	337,445
3,906,408	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)(b)	3,004,182
1,995,000	Magna International, Inc., 1.900%, 11/24/2023, (EUR)	2,361,527
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)(b)	7,041,495
5,955,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	5,370,665
4,455,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(b)	3,465,381

		35,279,310

	Cayman Islands – 0.1%
2,025,547	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.491%, 4/15/2032, 144A(b)(c)	1,987,662

	Chile – 0.5%
5,420,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(b)	5,524,026
1,375,000	Corpbanca S.A., 3.875%, 9/22/2019, 144A	1,408,217

		6,932,243

	Colombia – 0.4%
3,910,000	Colombia Government International Bond, 5.000%, 6/15/2045	3,636,300
3,600,000	Ecopetrol S.A., 4.125%, 1/16/2025	3,069,000

		6,705,300

	Denmark – 1.0%
87,805,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(b)	15,053,439

	Finland – 0.8%
9,610,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)(b)	12,045,360

	France – 2.5%
2,370,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	4,040,384
2,600,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)	3,559,874

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	France – continued
1,800,000	AXA S.A., EMTN, (fixed rate to 7/04/2023, variable rate thereafter), 5.125%, 7/04/2043, (EUR)	$2,358,025
635,000	BNP Paribas S.A., 4.375%, 9/28/2025, 144A	634,401
885,000	BNP Paribas S.A., (fixed rate to 10/14/2022, variable rate thereafter), 2.625%, 10/14/2027, (EUR)	1,005,156
2,860,000	BNP Paribas S.A., EMTN, 5.750%, 1/24/2022, (GBP)	4,576,670
14,055,000	France Government Bond OAT, 3.000%, 4/25/2022, (EUR)(b)	18,972,392
3,324,000	Pernod Ricard S.A., 4.450%, 1/15/2022, 144A	3,588,145
200,000	Veolia Environnement S.A., (fixed rate to 4/16/2018, variable rate thereafter), 4.850%, (GBP)(d)	294,225

		39,029,272

	Germany – 4.5%
7,200,000	Allianz Finance II BV, EMTN, (fixed rate to 7/08/2021, variable rate thereafter), 5.750%, 7/08/2041, (EUR)(b)	9,455,393
3,055,000	Bundesrepublik Deutschland, 2.500%, 7/04/2044, (EUR)(b)	4,956,423
12,530,000	Bundesrepublik Deutschland, 4.250%, 7/04/2039, (EUR)(b)	24,933,590
1,770,000	Fresenius U.S. Finance II, Inc., 4.500%, 1/15/2023, 144A	1,796,550
1,035,000,000	KfW, 2.600%, 6/20/2037, (JPY)(b)	13,967,437
800,000	Muenchener Rueckversicherungs AG, EMTN, (fixed rate to 5/26/2021, variable rate thereafter), 6.000%, 5/26/2041, (EUR)	1,084,014
2,975,000	Schaeffler Finance BV, 2.500%, 5/15/2020, 144A, (EUR)	3,444,494
1,970,000	Schaeffler Finance BV, 3.250%, 5/15/2025, (EUR)	2,275,288
4,555,000	Unitymedia GmbH, 3.750%, 1/15/2027, (EUR)	4,677,778
2,400,000	ZF North America Capital, Inc., 2.750%, 4/27/2023, (EUR)	2,737,787

		69,328,754

	Hong Kong – 0.2%
3,450,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	3,471,280

	Hungary – 0.5%
1,955,500,000	Hungary Government Bond, 3.500%, 6/24/2020, (HUF)	7,590,027

	India – 0.3%
$4,400,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	4,699,121

	Indonesia – 1.5%
2,085,000	Indonesia Government International Bond, 5.125%, 1/15/2045, 144A	2,073,762
274,572,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)(b)	20,881,345

		22,955,107

	Ireland – 1.6%
3,625,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)(b)	4,372,281
6,860,000	Bank of Ireland Mortgage Bank, 1.875%, 5/13/2017, (EUR)(b)	7,965,329
9,825,000	Ireland Government Bond, 2.000%, 2/18/2045, (EUR)(b)	11,991,680

		24,329,290

	Italy – 6.0%
3,350,734	Asti RMBS S.r.l., Series 1, Class A, 1.009%, 12/27/2060, (EUR)(b)(c)	3,819,827
1,280,117	Berica ABS S.r.l., Series 3, Class A, 0.808%, 6/30/2061, (EUR)(c)	1,464,741
1,339,733	Berica Residential S.r.l., Series 8, Class A, 0.066%, 3/31/2048, (EUR)(c)	1,482,813
1,805,979	Claris Finance S.r.l., Series 2014-1, Class A1, 0.909%, 12/28/2061, (EUR)(c)	2,060,383
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,755,837
1,005,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,288,750
1,660,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)	2,926,340
2,255,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	2,111,679
1,645,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	1,596,471
870,000	Intesa Sanpaolo SpA, EMTN, 2.855%, 4/23/2025, (EUR)	963,287
7,550,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, (EUR)(b)	10,041,560
7,620,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	11,437,405
14,420,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	20,641,256
2,000,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,080,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023(b)	5,975,209

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Italy – continued
4,334,454	Siena Mortgages SpA/S.r.l., Series 2010-7, Class A3, 0.405%, 11/22/2070, (EUR)(b)(c)	$4,889,441
6,077,753	Siviglia SPV S.r.l., Series 2012-1, Class A, 0.354%, 10/25/2055, (EUR)(b)(c)	6,765,758
4,485,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,263,127
1,770,199	Vela Home S.r.l., Series 4, Class A2, 0.044%, 10/25/2042, (EUR)(c)	1,979,038
2,069,959	Voba N 3 S.r.l., Series 2011-3, Class A2, 0.802%, 11/23/2047, (EUR)(c)	2,358,392

		91,901,314

	Japan – 11.9%
1,781,844,000(††)	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(b)	16,659,592
1,131,450,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)(b)	10,720,148
5,240,000,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)(b)	48,675,268
163,600,000	Japan Government Ten Year Bond, 1.300%, 12/20/2019, (JPY)(b)	1,535,931
1,454,500,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(b)	16,773,049
1,843,000,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(b)	21,088,099
781,100,000	Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)(b)	8,340,409
1,440,300,000	Japan Government Twenty Year Bond, 2.000%, 12/20/2024, (JPY)(b)	15,181,603
1,540,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)(b)	17,007,664
2,320,350,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(b)	26,436,878

		182,418,641

	Korea – 0.9%
56,100,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(b)	6,982,754
7,135,000	Kookmin Bank, 2.125%, 10/21/2020, 144A(b)	7,156,733

		14,139,487

	Luxembourg – 0.1%
2,205,000	ArcelorMittal, 6.500%, 3/01/2021	2,171,925

	Malaysia – 0.4%
22,500,000	Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)	5,795,415

	Mexico – 3.5%
2,215,000	Cemex SAB de CV, 5.875%, 3/25/2019	2,226,075
1,835,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	1,880,692
6,180,440(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	37,567,212
369,098(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(b)	2,238,946
1,247,129(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(b)	8,211,202
2,080,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	1,864,200

		53,988,327

	Morocco – 0.2%
2,475,000	OCP S.A., 4.500%, 10/22/2025, 144A	2,371,669
1,015,000	OCP S.A., 6.875%, 4/25/2044, 144A	1,052,798

		3,424,467

	Namibia – 0.2%
3,588,000	Namibia International Bond, 5.500%, 11/03/2021, 144A	3,731,520

	Netherlands – 0.6%
5,810,000	ABN Amro Bank NV, 4.750%, 7/28/2025, 144A(b)	5,849,566
1,775,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019	1,766,125
1,575,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.250%, 7/01/2020	1,588,781
430,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	440,750

		9,645,222

	Norway – 1.7%
138,655,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(b)	18,036,695
66,335,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)(b)	8,358,112

		26,394,807

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Panama – 0.1%
$1,355,000	Autoridad del Canal de Panama, 4.950%, 7/29/2035, 144A	$1,406,680

	Philippines – 0.4%
259,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	6,249,362

	Poland – 1.0%
54,190,000	Poland Government Bond, 3.250%, 7/25/2019, (PLN)(b)	15,269,316

	Portugal – 0.6%
3,625,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	3,630,075
550,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	573,540
4,960,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)	5,480,883

		9,684,498

	Singapore – 0.2%
4,700,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)(b)	3,621,844

	South Africa – 0.3%
5,135,000	Myriad International Holdings BV, 5.500%, 7/21/2025	5,160,162

	Spain – 3.3%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A., 3.500%, 12/05/2017, (EUR)	1,205,639
2,600,000	Santander Issuances SAU, 5.179%, 11/19/2025	2,512,513
5,640,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(b)	8,364,067
20,240,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(b)	29,937,932
4,110,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	5,202,660
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	3,008,056

		50,230,867

	Supranationals – 0.6%
78,370,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(b)	9,656,102

	Switzerland – 0.8%
4,150,000	Holcim U.S. Finance S.a.r.l. & Cie SCS, 5.150%, 9/12/2023, 144A	4,471,476
8,040,985	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(b)	7,819,858

		12,291,334

	Turkey – 0.5%
9,000,000	Akbank TAS, 7.500%, 2/05/2018, 144A, (TRY)	2,953,411

	Turkey – continued
2,300,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	2,299,793
1,795,000	Turkiye Is Bankasi, 5.000%, 4/30/2020, 144A	1,797,154

		7,050,358

	United Arab Emirates – 0.1%
1,560,000	DP World Ltd., 3.250%, 5/18/2020, 144A	1,569,017

	United Kingdom – 8.2%
616,964	Auburn Securities PLC, Series 4, Class A2, 0.906%, 10/01/2041, (GBP)(c)	847,292
5,945,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)(b)	7,593,504
900,000	Barclays PLC, 4.375%, 9/11/2024	846,698
790,294	Clavis Securities PLC, Series 2006-1, Class A3B, 0.052%, 12/15/2031, (EUR)(c)	825,709
953,000	Co-Operative Bank PLC, 4.750%, 11/11/2021, (GBP)	1,515,294
2,500,000	Delphi Automotive PLC, 1.500%, 3/10/2025, (EUR)	2,682,769
1,080,000	Delphi Automotive PLC, 3.150%, 11/19/2020	1,102,630
3,465,000	Delphi Automotive PLC, 4.250%, 1/15/2026	3,616,833
2,190,000	Delphi Corp., 4.150%, 3/15/2024	2,251,824
2,240,000	FCE Bank PLC, EMTN, 1.528%, 11/09/2020, (EUR)	2,594,755
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)	572,552
4,750,000	HSBC Holdings PLC, 4.250%, 3/14/2024	4,799,319
855,000	HSBC Holdings PLC, 4.250%, 8/18/2025	844,630
3,190,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(b)	5,004,841
1,810,000	Imperial Brands Finance PLC, 4.250%, 7/21/2025, 144A	1,925,127
4,105,000	Lloyds Banking Group PLC, 4.650%, 3/24/2026	4,068,334
200,000	Noble Holding International Ltd., 6.050%, 3/01/2041	98,000
305,000	Noble Holding International Ltd., 6.200%, 8/01/2040	151,069
2,096,915	Precise Mortgage Funding, Series 2014-1, Class A, 1.391%, 9/12/2047, (GBP)(b)(c)	2,958,361
507,346	Precise Mortgage Funding PLC, Series 2015-1, Class A, 1.541%, 3/12/2048, (GBP)(c)	713,681
709,640	Residential Mortgage Securities PLC, Series 20X, Class A2A, 0.851%, 8/10/2038, (GBP)(c)	938,985
620,136	Residential Mortgage Securities PLC, Series 21X, Class A3A, 0.990%, 11/12/2038, (GBP)(c)	820,296

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United Kingdom – continued
615,144	Residential Mortgage Securities PLC, Series 22X, Class A3A, 0.953%, 11/14/2039, (GBP)(c)	$804,715
651,516	RMAC PLC, Series 2005-NS3X, Class A2C, 0.131%, 6/12/2043, (EUR)(c)	676,719
2,409,071	RMAC PLC, Series 2005-NS4X, Class A3A, 0.931%, 12/12/2043, (GBP)(b)(c)	3,154,132
5,830,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	5,604,904
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	468,659
5,458,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A	5,162,422
6,490,000	Sky PLC, 3.750%, 9/16/2024, 144A(b)	6,697,699
630,000	Sky PLC, EMTN, 2.500%, 9/15/2026, (EUR)	757,461
7,675,000	Standard Chartered PLC, 3.950%, 1/11/2023, 144A(b)	7,369,312
1,505,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	1,575,295
4,810,000	Tesco PLC, EMTN, 5.000%, 3/24/2023, (GBP)	6,950,541
4,355,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(b)	7,854,610
8,865,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(b)	17,448,997
1,875,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	2,061,917
700,000	Virgin Media Finance PLC, 6.375%, 10/15/2024, 144A, (GBP)	1,020,455
1,530,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, 144A, (GBP)	2,095,829
1,233,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, (GBP)	1,739,905
1,408,818	Warwick Finance Residential Mortgages Number One PLC, Series 1, Class A, 1.588%, 9/21/2049, (GBP)(b)(c)	1,989,641
5,140,000	WPP Finance 2010, 5.625%, 11/15/2043	5,315,125

		125,520,841

	United States – 31.6%
67,636	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	67,638
1,575,218	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A(b)	1,555,488
1,115,000	Actavis Funding SCS, 3.800%, 3/15/2025	1,160,428
1,745,000	Actavis Funding SCS, 4.550%, 3/15/2035	1,797,891
3,000,000	Air Lease Corp., 3.750%, 2/01/2022	2,986,830

	United States – continued
1,535,000	Air Lease Corp., 4.250%, 9/15/2024	1,515,813
3,800,000	Ally Financial, Inc., 3.600%, 5/21/2018	3,766,750
4,650,000	Ally Financial, Inc., 3.750%, 11/18/2019	4,603,500
572,000	Ally Financial, Inc., 4.125%, 3/30/2020	567,710
6,005,000	Ally Financial, Inc., 4.125%, 2/13/2022	5,899,912
2,904,358	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,221,325
770,000	Altria Group, Inc., 2.850%, 8/09/2022	795,374
3,930,000	Altria Group, Inc., 4.000%, 1/31/2024	4,325,802
2,610,000	American International Group, Inc., 4.800%, 7/10/2045	2,576,039
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	2,034,847
2,415,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026	2,436,262
1,525,000	AT&T, Inc., 4.750%, 5/15/2046	1,487,572
3,140,000	Aviation Capital Group Corp., 4.875%, 10/01/2025, 144A	3,108,600
4,510,000	Bank of America Corp., 4.100%, 7/24/2023	4,744,258
891,000	Becton Dickinson and Co., 3.734%, 12/15/2024	948,563
3,860,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 2.936%, 8/15/2029, 144A(c)	3,603,191
4,580,000	BorgWarner, Inc., 1.800%, 11/07/2022, (EUR)	5,347,483
1,785,000	Brixmor Operating Partnership LP, 3.850%, 2/01/2025	1,635,579
3,315,000	Brixmor Operating Partnership LP, 3.875%, 8/15/2022	3,235,032
3,578,679	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.836%, 12/15/2027, 144A(b)(c)	3,551,728
2,975,000	Celgene Corp., 3.550%, 8/15/2022	3,119,219
2,910,000	Celgene Corp., 5.000%, 8/15/2045	3,146,682
4,978,548	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	4,925,386
5,912,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,069,200
2,515,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	892,825
1,405,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	547,950
256,000	Cimarex Energy Co., 4.375%, 6/01/2024	252,066
3,100,000	Citigroup, Inc., 4.000%, 8/05/2024	3,128,157
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)	2,275,214
1,725,000	Comcast Corp., 4.200%, 8/15/2034(b)	1,823,420
3,407,412	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 2.137%, 5/13/2031, 144A(c)(e)	3,353,852

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(b)	$2,637,825
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 2.588%, 8/13/2027, 144A(c)	2,649,721
4,000,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 2.187%, 6/15/2034, 144A(b)(c)	3,915,419
1,240,000	Concho Resources, Inc., 5.500%, 4/01/2023	1,215,200
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,571,625
98,531	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	103,273
5,695,000	Continental Resources, Inc., 3.800%, 6/01/2024	4,499,050
1,605,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,342,181
1,964,414	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 2.444%, 11/26/2036, 144A(c)	1,917,092
1,885,000	Credit Suisse Mortgage Trust, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A(c)	1,927,515
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,408,206
3,162,317	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025	3,139,327
825,000	Devon Energy Corp., 3.250%, 5/15/2022	694,642
1,390,000	Devon Energy Corp., 5.850%, 12/15/2025	1,341,681
565,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	371,988
2,690,000	Discovery Communications LLC, 1.900%, 3/19/2027, (EUR)	2,654,426
3,273,000	Energy Transfer Partners LP, 3.600%, 2/01/2023	2,839,364
1,770,000	Energy Transfer Partners LP, 4.900%, 2/01/2024	1,610,231
2,755,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	2,141,621
1,710,000	Energy Transfer Partners LP, 6.125%, 12/15/2045	1,534,834
5,700,000	Extended Stay America Trust, Series 2013-ESH7, Class A17, 2.295%, 12/05/2031, 144A(b)	5,702,280
1,580,000	Flextronics International Ltd., 4.750%, 6/15/2025	1,544,450
18,130,000	FNMA (TBA), 3.000%, 5/01/2046(f)	18,559,170
29,535,000	FNMA (TBA), 3.500%, 5/01/2046(f)	30,914,839
11,585,000	FNMA (TBA), 4.000%, 5/01/2046(f)	12,359,747
3,450,000	Ford Motor Credit Co. LLC, 3.664%, 9/08/2024	3,484,079

	United States – continued
6,270,000	Ford Motor Credit Co. LLC, 4.050%, 12/10/2018, (AUD)	4,830,782
930,000	Ford Motor Credit Co. LLC, 4.250%, 9/20/2022	994,745
5,508,000	Ford Motor Credit Co. LLC, 4.375%, 8/06/2023	5,860,870
185,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	113,313
2,450,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	1,500,625
50,000,000	General Electric Co., EMTN, 4.208%, 12/06/2021, (SEK)(b)	7,037,662
8,000,000	General Motors Financial Co., Inc., 3.150%, 1/15/2020(b)	8,024,336
2,235,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	2,194,479
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	3,787,727
965,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	970,419
4,100,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	4,237,461
2,745,000	Gilead Sciences, Inc., 4.750%, 3/01/2046	3,004,655
1,218,230	GNMA, 2.216%, 5/20/2064(c)	1,280,061
1,580,175	GNMA, 2.506%, 11/20/2064(c)	1,685,676
1,633,998	GNMA, 2.588%, 11/20/2064(c)	1,746,350
2,921,600	GNMA, 2.750%, 10/20/2063(b)(c)	3,131,249
516,166	GNMA, 4.446%, 4/20/2065	580,098
1,878,715	GNMA, 4.488%, 1/20/2063(b)	2,028,915
763,231	GNMA, 4.534%, 6/20/2062	808,275
4,111,101	GNMA, 4.556%, 12/20/2061(b)	4,338,402
1,662,428	GNMA, 4.563%, 2/20/2065	1,869,586
1,929,418	GNMA, 4.622%, 7/20/2064(b)	2,163,174
3,518,708	GNMA, 4.668%, 5/20/2064(b)	3,945,652
1,853,831	GNMA, 4.674%, 7/20/2064(b)	2,084,009
8,320,000	GNMA (TBA), 3.500%, 5/01/2046(f)	8,775,000
1,630,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	1,681,223
2,030,000	Goldman Sachs Group, Inc. (The), MTN, 3.850%, 7/08/2024	2,097,526
2,560,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,752,000
1,892,000	HCA, Inc., 4.750%, 5/01/2023	1,925,110
1,795,000	HCA, Inc., 5.375%, 2/01/2025	1,814,637
915,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035, 144A	900,311
2,650,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045, 144A	2,604,370
2,058,271	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A	2,047,780
7,800,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A(b)	7,488,000
6,454,000	JPMorgan Chase & Co., 3.875%, 2/01/2024(b)	6,876,679
3,800,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.636%, 8/15/2027, 144A(b)(c)	3,769,939

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$1,032,576	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.174%, 9/26/2035, 144A(c)	$1,019,374
1,020,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,013,625
1,970,000	Lennar Corp., 4.750%, 5/30/2025	1,935,525
1,950,000	Lennar Corp., 4.875%, 12/15/2023	1,950,000
5,210,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A	4,983,584
4,846,763	Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.980%, 1/15/2045, 144A	4,679,028
1,634,680	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A	1,664,988
5,025,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	4,107,937
1,900,000	Morgan Stanley, 3.950%, 4/23/2027	1,902,008
460,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	482,491
4,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.794%, 8/12/2045, 144A(c)	4,496,286
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.794%, 8/15/2045, 144A(c)	1,549,072
670,000	MPLX LP, 4.500%, 7/15/2023, 144A	617,857
60,000	MPLX LP, 4.875%, 12/01/2024, 144A	55,394
1,220,000	MPLX LP, 5.500%, 2/15/2023, 144A	1,181,020
815,000	Newfield Exploration Co., 5.625%, 7/01/2024	764,063
4,980,000	Noble Energy, Inc., 5.250%, 11/15/2043	4,288,696
534,000	Omnicom Group, Inc., 3.650%, 11/01/2024	550,247
3,540,000	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A	3,562,408
646,298	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	659,799
1,355,000	Pioneer Natural Resources Co., 3.450%, 1/15/2021	1,347,855
2,970,000	Pioneer Natural Resources Co., 3.950%, 7/15/2022	3,015,943
2,920,000	Pioneer Natural Resources Co., 4.450%, 1/15/2026	2,942,963
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(b)	7,622,773
490,000	QEP Resources, Inc., 5.250%, 5/01/2023	426,300
225,000	QEP Resources, Inc., 5.375%, 10/01/2022	197,438
1,625,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,576,250

	United States – continued
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A(c)	2,731,332
745,402	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	756,046
6,272,000	Sirius International Group, 6.375%, 3/20/2017, 144A(b)	6,433,517
275,000	SM Energy Co., 5.000%, 1/15/2024	190,352
880,000	SM Energy Co., 5.625%, 6/01/2025	611,327
120,000	SM Energy Co., 6.125%, 11/15/2022	87,480
20,000	SM Energy Co., 6.500%, 1/01/2023	14,100
3,890,000	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025	3,680,874
2,123,802	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 5/25/2023, 144A	2,115,054
1,763,333	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A	1,689,744
2,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018	2,947,612
1,760,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,764,400
4,415,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	4,437,075
2,050,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	1,819,799
1,545,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	2,049,273
575,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	570,234
2,228,000	Time Warner Cos., Inc., 4.650%, 6/01/2044	2,178,995
1,550,000	Time Warner Cos., Inc., 4.850%, 7/15/2045	1,576,772
260,000	Time Warner Cos., Inc., 4.900%, 6/15/2042	264,912
1,080,000	Time Warner Cos., Inc., 5.350%, 12/15/2043	1,149,332
5,245,000	U.S. Treasury Bond, 2.875%, 5/15/2043(b)(g)	5,526,714
23,105,000	U.S. Treasury Note, 0.875%, 3/31/2018	23,166,367
11,570,000	U.S. Treasury Note, 1.250%, 3/31/2021	11,580,390
1,455,081	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,480,763
1,145,000	Verizon Communications, Inc., 3.850%, 11/01/2042	1,039,787
725,000	Verizon Communications, Inc., 4.272%, 1/15/2036	721,369
2,150,000	Verizon Communications, Inc., 4.400%, 11/01/2034	2,173,536
2,473,000	Verizon Communications, Inc., 4.522%, 9/15/2048	2,477,207
490,000	Verizon Communications, Inc., 4.750%, 11/01/2041	503,452

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$2,138,000	Verizon Communications, Inc., 4.862%, 8/21/2046	$2,254,566
5,155,000	Verizon Communications, Inc., 5.050%, 3/15/2034(b)	5,587,314
151,000	Verizon Communications, Inc., 6.400%, 9/15/2033	185,730
2,871,000	Viacom, Inc., 4.375%, 3/15/2043	2,219,383
65,000	Viacom, Inc., 5.250%, 4/01/2044	58,463
40,000	Viacom, Inc., 5.850%, 9/01/2043	38,462
655,000	Virginia Electric & Power Co., 4.450%, 2/15/2044	714,456
3,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043(b)	3,216,581
5,130,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	3,552,525
3,015,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	2,035,125

		485,731,812

	Total Bonds and Notes
	(Identified Cost $1,555,850,060)	1,497,779,839

Shares

Preferred Stocks – 0.3%

	United States – 0.3%
183,207	PNC Financial Services Group, Inc. (The), 5.375% (Identified Cost $4,580,175)	4,719,412

Principal Amount (‡)

Short-Term Investments – 4.2%
$1,200,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $1,200,001 on 4/01/2016 collateralized by $1,190,000 U.S. Treasury Note, 1.875% due 10/31/2022 valued at $1,224,213 including accrued interest (Note 2 of Notes to Financial Statements)	1,200,000
1,110,000	U.S. Treasury Bills, 0.245%, 4/28/2016(g)(h)	1,109,857
61,780,000	U.S. Treasury Bills, 0.180%, 6/30/2016(h)	61,747,380

	Total Short-Term Investments
	(Identified Cost $64,062,922)	64,057,237

	Total Investments – 101.9%
	(Identified Cost $1,624,493,157)(a)	1,566,556,488
	Other assets less liabilities—(1.9)%	(28,812,638)

	Net Assets – 100.0%	$1,537,743,850

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1.001.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2016, the net unrealized depreciation on investments based on a cost of $1,633,814,897 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$37,858,355
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(105,116,764)

	Net unrealized depreciation	$(67,258,409)

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(c)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(d)	Perpetual bond with no specified maturity date.
(e)	Illiquid security. At March 31, 2016, the value of this security amounted to $3,353,852 or 0.2% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(f)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $365,839,319 or 23.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	5/03/2016	Brazilian Real	6,025,000	$1,662,307	$(175,754)
Buy[2]	6/08/2016	Canadian Dollar	22,000,000	16,940,358	377,211
Buy[2]	6/08/2016	Canadian Dollar	37,240,000	28,675,407	(10,908)
Sell[2]	6/08/2016	Canadian Dollar	59,240,000	45,615,765	(1,698,336)
Buy[3]	4/29/2016	Euro	46,550,000	53,008,921	835,130
Sell[3]	4/29/2016	Euro	72,200,000	82,217,918	(1,992,969)
Buy[2]	6/15/2016	Japanese Yen	2,433,000,000	21,662,060	218,191
Buy[2]	6/15/2016	Japanese Yen	5,725,000,000	50,972,172	(424,047)
Sell[2]	6/15/2016	Japanese Yen	1,980,000,000	17,628,804	(44,747)
Buy[4]	6/15/2016	Mexican Peso	21,420,000	1,231,846	3,747
Sell[4]	6/15/2016	Mexican Peso	263,000,000	15,124,900	(484,326)
Buy[2]	6/10/2016	South Korean Won	24,296,469,000	21,208,874	1,012,307
Sell[2]	6/10/2016	South Korean Won	1,960,000,000	1,710,923	(26,061)
Buy[2]	6/15/2016	Swiss Franc	12,900,000	13,458,514	382,114
Sell[2]	6/15/2016	Swiss Franc	2,440,000	2,545,641	(30,507)

Total					$(2,058,955)

At March 31, 2016, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
6/15/2016	Australian Dollar	50,500,000	Euro[2]	34,044,102	$240,304
6/23/2016	British Pound	12,200,000	Euro[5]	15,566,784	230,190
6/23/2016	British Pound	4,660,000	Euro[5]	5,927,090	66,353
6/15/2016	Euro	2,317,679	Australian Dollar[2]	3,450,000	(7,173)
6/23/2016	Euro	5,929,662	British Pound[5]	4,670,000	(54,920)
6/15/2016	Euro	963,715	Norwegian Krone[2]	9,100,000	317
4/08/2016	Euro	1,275,612	Polish Zloty[2]	5,435,000	4,803
4/04/2016	Indonesian Rupiah	290,990,000,000	Japanese Yen[6]	2,499,914,089	267,627
6/30/2016	Indonesian Rupiah	290,990,000,000	Japanese Yen[6]	2,419,734,402	(78,935)
6/15/2016	Japanese Yen	2,760,000,000	Euro[5]	22,284,824	840,066
4/04/2016	Japanese Yen	2,470,623,195	Indonesian Rupiah[6]	290,990,000,000	(7,367)
6/15/2016	Norwegian Krone	96,720,000	Euro[2]	10,306,741	69,419
4/08/2016	Philippine Peso	282,000,000	Euro[2]	5,498,148	135,143
4/08/2016	Polish Zloty	52,000,000	Euro[2]	11,899,314	(393,350)
4/11/2016	Turkish Lira	7,800,000	Euro[2]	2,316,321	(123,854)

Total					$1,188,623

1 Counterparty is Deutsche Bank AG

2 Counterparty is Credit Suisse International

3 Counterparty is Citibank N.A.

4 Counterparty is UBS AG

5 Counterparty is Morgan Stanley & Co.

6 Counterparty is Bank of America, N.A.

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2016	974	$118,013,797	$(199,088)
Ultra Long U.S. Treasury Bond	6/21/2016	187	32,263,344	(230,137)

Total				$(429,225)

At March 31, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2016	1,197	$156,077,578	$309,849
30 Year U.S. Treasury Bond	6/21/2016	261	42,918,188	231,923

Total				$541,772

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	37.8%
Banking	8.6
Mortgage Related	6.2
Automotive	4.3
Local Authorities	4.2
Non-Agency Commercial Mortgage-Backed Securities	3.3
ABS Home Equity	2.7
ABS Other	2.5
Independent Energy	2.3
Life Insurance	2.2
Government Owned — No Guarantee	2.1
Wirelines	2.0
Other Investments, less than 2% each	19.5
Short-Term Investments	4.2

Total Investments	101.9
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(1.9)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2016 (Unaudited)

United States Dollar	48.1%
Euro	17.9
Japanese Yen	13.3
British Pound	5.3
Australian Dollar	3.5
Mexican Peso	3.1
Norwegian Krone	2.7
Canadian Dollar	2.3
Other, less than 2% each	5.7

Total Investments	101.9
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(1.9)

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 99.0% of Net Assets

	Treasuries – 99.0%
$1,773,649	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(b)	$1,715,982
239,959	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(b)	250,264
2,195,532	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)	3,177,976
12,609,968	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020(b)	12,874,323
3,950,830	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(b)	3,984,111
3,541,420	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2025(b)(c)	3,618,750
398,808	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(b)	416,926

	Total Bonds and Notes
	(Identified Cost $25,386,580)	26,038,332

Notional Amount

Purchased Swaptions – 0.0%

	Interest Rate Swaptions – 0.0%
2,500,000	10-year Interest Rate Swap Call, expiring 9/19/2016, Pay 2.570%, Receive 3-month LIBOR(d) (Identified Cost $77,000)	3,344

Principal Amount

Short-Term Investments – 1.2%
314,666	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $314,666 on 4/01/2016 collateralized by $320,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $325,200 including accrued interest (Note 2 of Notes to Financial Statements)	314,666

Principal Amount	Description	Value (†)

Short-Term Investments – continued
$10,000	U.S. Treasury Bills, 0.326%, 4/11/2016(e)	$9,994

	Total Short-Term Investments
	(Identified Cost $324,657)	324,660

	Total Investments – 100.2%
	(Identified Cost $25,788,237)(a)	26,366,336
	Other assets less liabilities—(0.2)%	(54,636)

	Net Assets – 100.0%	$26,311,700

Notional Amount

Written Swaptions – (0.0%)

	Interest Rate Swaptions – 0.0%
$2,500,000	10-year Interest Rate Swap Call, expiring 9/19/2016, Pay 3-month LIBOR, Receive 3.070%(d) (Premiums Received $34,250)	$(628)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2016, the net unrealized appreciation on investments based on a cost of $25,688,269 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$751,723
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(73,656)

	Net unrealized appreciation	$678,067

(b)	Treasury Inflation Protected Security (TIPS).
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Counterparty is Bank of America, N.A.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

LIBOR	London Interbank Offered Rate

At March 31, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2016	2	$281,500	$(3,035)

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	99.0%
Interest Rate Swaptions	0.0
Short-Term Investments	1.2

Total Investments	100.2
Other assets less liabilities (including open written swaptions and futures contracts)	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 80.9% of Net Assets

Non-Convertible Bonds – 69.1%

	Aerospace & Defense – 2.5%
$3,220,000	Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	$3,340,750
345,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	261,338
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	74,841
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,522,500
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,218,881
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,805,000
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	5,408,000
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	1,879,200
625,000	TransDigm, Inc., 6.500%, 5/15/2025	610,937

		16,121,447

	Airlines – 2.8%
4,890,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	3,948,710
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,018,800
368,162	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	357,117
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	832,275
429,303	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	431,892
205,757	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	224,028
21,655	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	22,698
366,556	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	361,915
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,207,500
267,482	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	278,807
1,249,229	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,399,136
258,765	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	285,935
2,105,294	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,169,768

	Airlines – continued
$1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	$1,732,500
191,811	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	193,729
298,678	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	298,678

		17,763,488

	Automotive – 1.1%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,037,500
15,000	Ford Motor Co., 6.375%, 2/01/2029	17,577
95,000	Ford Motor Co., 6.625%, 2/15/2028	110,541
230,000	Ford Motor Co., 7.125%, 11/15/2025	278,526
40,000	Ford Motor Co., 7.500%, 8/01/2026	49,945
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,236,300
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,645,200

		7,375,589

	Banking – 1.7%
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(b)	895,556
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,239,080
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	824,171
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(b)	167,200
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,648,440
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(b)	113,207
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(b)	1,672,262
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(b)	82,556

		10,642,472

	Brokerage – 0.5%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	296,625
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,559,179
1,045,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,101,406

		2,957,210

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Building Materials – 1.3%
$4,325,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	$3,200,500
670,000	Masco Corp., 6.500%, 8/15/2032	683,400
3,245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	3,415,362
1,225,000	Owens Corning, 7.000%, 12/01/2036	1,353,318

		8,652,580

	Cable Satellite – 1.5%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	127,500
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	61,050
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	71,225
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,306,369
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	306,000
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	2,865,369
1,390,000	DISH DBS Corp., 5.000%, 3/15/2023	1,226,675
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,464,405
170,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	150,910

		9,579,503

	Chemicals – 2.4%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	973,750
1,060,000	GCP Applied Technologies, Inc., 9.500%, 2/01/2023, 144A	1,150,100
4,043,000	Hercules, Inc., 6.500%, 6/30/2029	3,153,540
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	641,000
3,687,000	Hexion, Inc., 8.875%, 2/01/2018	2,525,595
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(c)(d)	739,480
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	1,283,975
1,405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	1,415,537
1,880,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	1,771,900
2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,079,700

		15,734,577

	Construction Machinery – 0.4%
370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	368,072
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,320,000

		2,688,072

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	137,700

	Consumer Cyclical Services – continued
$1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	$1,873,470

		2,011,170

	Consumer Products – 0.2%
385,000	Avon Products, Inc., 4.200%, 7/15/2018	333,988
805,000	Avon Products, Inc., 5.750%, 3/01/2018	756,700

		1,090,688

	Electric – 0.8%
455,000	AES Corp. (The), 5.500%, 3/15/2024	444,763
200,000	AES Corp. (The), 5.500%, 4/15/2025	192,750
1,423,000	DPL, Inc., 6.750%, 10/01/2019	1,444,345
340,000	Dynegy, Inc., 7.375%, 11/01/2022	314,500
665,000	Dynegy, Inc., 7.625%, 11/01/2024	603,487
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,147,080
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	1,057,500

		5,204,425

	Environmental – 0.1%
536,000	Advanced Disposal Services, Inc., 8.250%, 10/01/2020	546,666

	Finance Companies – 3.1%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	400,000
250,000	General Electric Co., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	175,688
970,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	683,865
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	246,000
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	63,975
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	350,250
3,980,000	iStar, Inc., 4.875%, 7/01/2018	3,845,675
1,190,000	iStar, Inc., 5.000%, 7/01/2019	1,142,400
840,000	iStar, Inc., 5.850%, 3/15/2017	856,800
1,984,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,736,000
885,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	879,469
815,000	Navient Corp., MTN, 6.125%, 3/25/2024	700,900
875,000	Navient LLC, MTN, 7.250%, 1/25/2022	818,125
115,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	113,275
5,550,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(e)	3,912,750
1,040,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	1,029,600
2,075,000	Springleaf Finance Corp., 5.250%, 12/15/2019	1,981,625

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
$805,000	Springleaf Finance Corp., 8.250%, 10/01/2023	$776,825

		19,713,222

	Food & Beverage – 0.4%
1,350,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	1,528,875
1,081,000	Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,110,728

		2,639,603

	Government Guaranteed – 0.5%
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	3,476,401

	Government Owned – No Guarantee – 0.2%
900,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	585,000
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	419,839

		1,004,839

	Healthcare – 6.0%
1,080,000	BioScrip, Inc., 8.875%, 2/15/2021	912,600
2,825,000	HCA, Inc., 5.875%, 5/01/2023	2,962,719
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,091,625
970,000	HCA, Inc., 7.500%, 12/15/2023	1,028,200
4,660,000	HCA, Inc., 7.500%, 11/06/2033	4,986,200
1,815,000	HCA, Inc., 7.690%, 6/15/2025	1,951,125
375,000	HCA, Inc., 8.360%, 4/15/2024	418,125
2,945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,180,600
3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	4,146,250
2,475,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	2,580,187
1,465,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	1,454,013
540,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	533,925
1,555,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	1,488,912
9,829,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	7,924,631
1,323,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	1,357,729
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,598,695

		38,615,536

	Home Construction – 1.2%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	234,000
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(e)	604,170
595,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	368,900
4,885,000	Lennar Corp., 4.500%, 6/15/2019	5,043,762
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	389,000
1,000,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	993,750

		7,633,582

	Independent Energy – 3.7%
$530,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	$471,978
480,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	376,530
4,910,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	2,497,962
1,050,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	278,250
220,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	61,600
370,000	California Resources Corp., 5.000%, 1/15/2020	85,100
6,115,000	California Resources Corp., 5.500%, 9/15/2021	1,345,300
995,000	California Resources Corp., 6.000%, 11/15/2024	223,875
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	350,000
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	119,565
630,000	Continental Resources, Inc., 3.800%, 6/01/2024	497,700
325,000	Continental Resources, Inc., 4.500%, 4/15/2023	271,781
1,960,000	Continental Resources, Inc., 5.000%, 9/15/2022	1,689,275
6,850,000	Eclipse Resources Corp., 8.875%, 7/15/2023, 144A	3,562,000
500,000	Halcon Resources Corp., 9.750%, 7/15/2020	88,750
405,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	221,738
2,390,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,410,100
1,242,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,248,210
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(c)(d)(g)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(c)(d)(g)	—
830,000	QEP Resources, Inc., 5.250%, 5/01/2023	722,100
340,000	Range Resources Corp., 5.000%, 8/15/2022	293,250
5,250,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020, 144A(f)	682,500
2,241,000	RSP Permian, Inc., 6.625%, 10/01/2022	2,207,385
1,140,000	Sanchez Energy Corp., 6.125%, 1/15/2023	615,600
500,000	SM Energy Co., 5.000%, 1/15/2024	346,095
572,000	SM Energy Co., 6.125%, 11/15/2022	416,988
1,280,000	Southwestern Energy Co., 4.100%, 3/15/2022	851,200
1,000,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	70,000
700,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	54,250
3,011,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	2,085,118

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$950,000	WPX Energy, Inc., 5.250%, 1/15/2017	$935,750

		24,079,950

	Industrial Other – 0.3%
1,340,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	1,370,150
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	600,075

		1,970,225

	Integrated Energy – 0.0%
1,075,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(e)(g)	182,750
625,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A(e)(g)	106,250

		289,000

	Life Insurance – 1.1%
4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(b)	4,499,000
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	379,750
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,325,600

		7,204,350

	Local Authorities – 0.3%
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	1,720,356

	Media Entertainment – 0.4%
1,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	696,250
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	1,313,550
739,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	744,543

		2,754,343

	Metals & Mining – 5.6%
4,146,853	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(e)(g)(h)	415
500,000	AK Steel Corp., 7.625%, 10/01/2021	285,000
1,710,000	Alcoa, Inc., 5.125%, 10/01/2024	1,621,832
650,000	Alcoa, Inc., 5.400%, 4/15/2021	660,361
3,155,000	Alcoa, Inc., 5.950%, 2/01/2037	2,681,750
3,000,000	ArcelorMittal, 6.250%, 8/05/2020	2,932,500
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	4,249,537
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	1,618,248
210,000	Cliffs Natural Resources, Inc., 8.000%, 9/30/2020, 144A	88,200
945,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(e)(g)	28,350
290,000	First Quantum Minerals Ltd., 7.250%, 10/15/2019, 144A	208,075
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	3,035,100

	Metals & Mining – continued
12,000,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	7,350,000
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	3,187,800
535,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	510,925
1,860,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	1,767,000
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	568,000
4,000,000	United States Steel Corp., 6.650%, 6/01/2037	2,240,000
750,000	United States Steel Corp., 7.375%, 4/01/2020	585,000
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	2,623,840

		36,241,933

	Midstream – 1.3%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	666,000
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	1,704,832
5,415,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,088,914
764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	783,380

		8,243,126

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
320,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.794%, 8/10/2045(i)	304,874
1,434,396	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(e)	1,344,316

		1,649,190

	Oil Field Services – 1.2%
1,790,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	519,100
3,255,000	FTS International, Inc., 6.250%, 5/01/2022	358,050
1,330,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(e)(g)	349,125
3,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(e)(g)	821,760
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	2,420,000
3,006,000	Precision Drilling Corp., 6.625%, 11/15/2020	2,404,800
4,675,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	338,937
530,000	Transocean, Inc., 6.800%, 3/15/2038	265,000

		7,476,772

	Packaging – 1.3%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	318,250

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Packaging – continued
$1,500,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	$1,487,813
4,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	4,151,250
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,919,212
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	539,325

		8,415,850

	Property & Casualty Insurance – 0.6%
1,920,000	MBIA Insurance Corp., 11.882%, 1/15/2033, 144A(i)(j)	662,400
3,245,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(b)	3,204,437

		3,866,837

	Railroads – 0.7%
4,000,000	Hellenic Railways Organization S.A., EMTN, 0.247%, 5/24/2016, (EUR)(e)(i)	4,432,120
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(e)	300,257
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(e)	30,004

		4,762,381

	REITs – Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	486,732

	Restaurants – 0.1%
405,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	614,400

	Retailers – 2.2%
950,000	Dillard’s, Inc., 7.000%, 12/01/2028	1,042,526
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	2,172,648
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	144,497
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022(d)	1,889,662
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	495,000
1,215,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	1,178,550
675,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	683,438
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	135,713
1,975,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	2,029,312
3,005,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	435,725

	Retailers – continued
4,890,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	3,887,550

		14,094,621

	Supermarkets – 3.8%
5,060,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,591,950
2,865,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,671,613
10,375,000	New Albertson’s, Inc., 8.000%, 5/01/2031	9,739,531
5,625,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,400,000
1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	929,500
1,570,000	SUPERVALU, Inc., 7.750%, 11/15/2022	1,330,575

		24,663,169

	Supranational – 0.1%
4,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	338,130

	Technology – 2.0%
940,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	615,700
1,499,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,592,687
4,210,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,336,300
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,266,100
1,000,000	Micron Technology, Inc., 5.500%, 2/01/2025	810,625
2,210,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	2,425,475
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	12,015

		13,058,902

	Transportation Services – 0.5%
3,285,000	APL Ltd., 8.000%, 1/15/2024(e)	2,200,950
355,384	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(d)	361,603
93,872	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(k)	95,984
42,921	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 1/02/2018(d)	42,921
211,188	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(d)(k)	217,523
2,826	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(d)(k)	2,940

		2,921,921

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – 9.6%
2,385,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	$2,523,767
350,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(f)	280,968
270,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(f)	175,575
170,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(f)	108,943
40,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(f)	25,190
490,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(f)	311,894
635,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(f)	403,524
60,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(f)	38,240
1,540,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(f)	977,189
110,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	717,881
310,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,991,138
1,595,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	10,501,613
75,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	519,393
490,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	3,640,889
15,955,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	11,951,668
1,575,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	219,652
1,590,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	200,338
2,260,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	307,617
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	910,392
48,865,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	271,404

	Treasuries – continued
24,750,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	$148,225
50,205,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	300,421
25,000,000	U.S. Treasury Note, 0.750%, 1/31/2018	25,008,800

		61,534,721

	Wireless – 1.2%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,651,744
7,280,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,314,400
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	168,238
605,000	Sprint Communications, Inc., 6.000%, 11/15/2022	442,406
235,000	Sprint Corp., 7.125%, 6/15/2024	174,488

		7,751,276

	Wirelines – 5.7%
300,000	CenturyLink, Inc., 7.650%, 3/15/2042	247,500
1,495,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,229,638
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	357,088
2,595,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/2023	2,400,375
1,120,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,341,675
1,620,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	1,534,950
1,570,000	Frontier Communications Corp., 6.875%, 1/15/2025	1,325,669
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	355,725
4,851,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,856,545
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	879,450
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,236,000
940,000	Frontier Communications Corp., 11.000%, 9/15/2025, 144A	944,700
1,160,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	1,197,700
1,375,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	1,396,326
200,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A	53,480
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	238,106
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	597,397
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	664,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,426,550
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	4,452,220
645,000	Qwest Corp., 7.250%, 9/15/2025	705,378
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,388,695

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$2,827,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	$2,687,148
2,140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	2,107,900
610,000	Windstream Services LLC, 7.500%, 6/01/2022	468,175
2,755,000	Windstream Services LLC, 7.500%, 4/01/2023	2,059,362
260,000	Windstream Services LLC, 7.750%, 10/15/2020	223,600
375,000	Windstream Services LLC, 7.750%, 10/01/2021	305,859

		36,681,211

	Total Non-Convertible Bonds
	(Identified Cost $497,988,929)	444,270,466

Convertible Bonds – 11.2%

	Building Materials – 1.7%
3,510,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	3,106,350
2,050,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	2,158,906
770,000	KB Home, 1.375%, 2/01/2019	710,325
2,295,000	Lennar Corp., 3.250%, 11/15/2021	4,733,438

		10,709,019

	Consumer Cyclical Services – 0.1%
435,000	Jarden Corp., 1.125%, 3/15/2034	550,275

	Consumer Products – 0.4%
3,622,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	2,462,960

	Diversified Manufacturing – 0.4%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,456,794

	Finance Companies – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	464,588

	Healthcare – 0.2%
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(f)	1,712,562

	Leisure – 0.4%
2,580,000	Rovi Corp., 0.500%, 3/01/2020	2,458,353

	Metals & Mining – 0.3%
1,895,000	RTI International Metals, Inc., 1.625%, 10/15/2019	1,982,644

	Midstream – 0.9%
5,585,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	2,234,000
4,800,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,036,000
1,365,000	Whiting Petroleum Corp., 1.250%, 4/01/2020, 144A	794,259

		6,064,259

	Pharmaceuticals – 0.1%
$225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	$260,578
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	367,544

		628,122

	Property & Casualty Insurance – 1.6%
2,145,000	Jefferies Group LLC, 3.875%, 11/01/2029	2,104,781
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	8,092,754

		10,197,535

	Technology – 5.0%
7,895,000	Ciena Corp., 0.875%, 6/15/2017	7,746,969
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,895,550
3,595,000	Intel Corp., 3.250%, 8/01/2039	5,718,297
42,744	Liberty Media LLC, 3.500%, 1/15/2031	39,751
6,790,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	4,625,687
7,895,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	7,268,334
989,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,018,670
830,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	807,694

		32,120,952

	Total Convertible Bonds
	(Identified Cost $67,692,646)	71,808,063

Municipals – 0.6%

	District of Columbia – 0.1%
540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	685,740

	Puerto Rico – 0.5%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035	2,928,750

	Total Municipals
	(Identified Cost $4,099,148)	3,614,490

	Total Bonds and Notes
	(Identified Cost $569,780,723)	519,693,019

Loan Participations – 0.1%

	ABS Other – 0.1%
678,124	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(e)(i)
	(Identified Cost $683,210)	671,343

Senior Loans – 1.6%

	Chemicals – 0.4%
532,175	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(i)	521,532
235,214	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(i)	214,045

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Chemicals – continued
$1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(i)	$1,521,450

		2,257,027

	Diversified Manufacturing – 0.0%
512,457	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(i)	231,887

	Finance Companies – 0.4%
2,767,004	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(i)	2,746,251

	Financial Other – 0.1%
732,600	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(i)	726,190

	Media Entertainment – 0.0%
45,913	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(i)	14,778

	Oil Field Services – 0.0%
436,364	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(i)	51,273
157,582	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(i)	88,903
95,596	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(e)(i)	40,946

		181,122

	Other Utility – 0.1%
410,038	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(i)	401,837
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(i)	300,625

		702,462

	Property & Casualty Insurance – 0.0%
158,400	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(i)	156,156

	Retailers – 0.1%
315,995	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(i)	277,286

	Supermarkets – 0.2%
898,041	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(i)	876,937

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(e)(i)	90,521

	Transportation Services – 0.0%
157,961	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(i)	142,165

	Wirelines – 0.3%
727,500	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(i)	719,919
721,895	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(i)	715,037

	Wirelines – continued
532,532	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(e)(i)	504,910

		1,939,866

	Total Senior Loans
	(Identified Cost $11,345,713)	10,342,648

Shares

Common Stocks – 11.0%

	Airlines – 0.5%
52,244	United Continental Holdings, Inc.(j)	3,127,326

	Automobiles – 1.8%
876,900	Ford Motor Co.	11,838,150

	Chemicals – 0.1%
4,302	PPG Industries, Inc.	479,630

	Containers & Packaging – 0.1%
40,621	Owens-Illinois, Inc.(j)	648,311

	Diversified Telecommunication Services – 0.2%
2,627	Hawaiian Telcom Holdco, Inc.(j)	61,866
117,962	Telefonica S.A., Sponsored ADR	1,312,917

		1,374,783

	Electronic Equipment, Instruments & Components – 3.6%
1,119,766	Corning, Inc.	23,391,912

	Energy Equipment & Services – 0.1%
142,224	Hercules Offshore, Inc.(j)	341,338

	Household Durables – 0.0%
6,775	KB Home	96,747

	Metals & Mining – 0.2%
202,147	ArcelorMittal, (Registered)	925,833
6,543	Cliffs Natural Resources, Inc.(j)	19,629

		945,462

	Multi-Utilities – 0.1%
10,224	CMS Energy Corp.	433,906

	Oil, Gas & Consumable Fuels – 0.4%
2,846	Chesapeake Energy Corp.	11,725
23,429	OGX Petroleo e Gas S.A., Sponsored ADR(j)	17,572
82,985	Repsol YPF S.A., Sponsored ADR	938,560
78,750	Rex Energy Corp.(j)	60,504
33,796	Royal Dutch Shell PLC, Sponsored ADR	1,637,416

		2,665,777

	Pharmaceuticals – 0.7%
64,900	Bristol-Myers Squibb Co.	4,145,812

	REITs – Apartments – 0.0%
6,185	Apartment Investment & Management Co., Class A	258,657

	REITs – Shopping Centers – 0.0%
7,868	DDR Corp.	139,972

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 3.0%
603,280	Intel Corp.	$19,516,108

	Trading Companies & Distributors – 0.2%
20,913	United Rentals, Inc.(j)	1,300,579

	Total Common Stocks
	(Identified Cost $66,902,689)	70,704,470

Preferred Stocks – 1.5%

Convertible Preferred Stocks – 1.2%

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	166,291

	Communications – 0.0%
191	Cincinnati Bell, Inc., 6.750%	9,263

	Electric – 0.1%
17,119	AES Trust III, 6.750%	864,681

	Energy – 0.5%
74,087	El Paso Energy Capital Trust I, 4.750%	3,170,183

	Midstream – 0.1%
12,537	Chesapeake Energy Corp., 5.000%(j)	172,007
3,000	Chesapeake Energy Corp., 5.750%, 144A(j)	535,110
190	Chesapeake Energy Corp., Series A, 5.750%, 144A(j)	32,894

		740,011

	REITs – Diversified – 0.3%
15	Crown Castle International Corp., Series A, 4.500%	1,608
34,071	Weyerhaeuser Co., Series A, 6.375%	1,741,710

		1,743,318

	REITs – Mortgage – 0.2%
21,324	iStar, Inc., Series J, 4.500%	894,755

	Total Convertible Preferred Stocks
	(Identified Cost $10,404,576)	7,588,502

Non-Convertible Preferred Stocks – 0.3%

	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	468,000
7,075	Countrywide Capital IV, 6.750%	179,634

		647,634

	Finance Companies – 0.1%
5,300	iStar, Inc., Series F, 7.800%	119,515
2,575	iStar, Inc., Series G, 7.650%	58,067
12,475	SLM Corp., Series A, 6.970%	578,840

		756,422

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(j)	222,840

	REITs – Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	$216,283

	Total Non-Convertible Preferred Stocks
	(Identified Cost $1,932,685)	1,843,179

	Total Preferred Stocks
	(Identified Cost $12,337,261)	9,431,681

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(d)(j)
	(Identified Cost $0)	—

Principal Amount (‡)

Short-Term Investments – 7.5%
$72,566	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.00% to be repurchased at $72,566, on 4/01/2016 collateralized by $72,700 U.S. Treasury Note, 1.50% due 8/31/2018 valued at $74,022, including accrued interest (Note 2 of Notes to Financial Statements)	72,566
48,306,996	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.03% to be repurchased at $48,307,036 on 4/01/2016 collateralized by $48,605,000 U.S. Treasury Note, 1.75% due 9/30/2022 valued at $49,273,319 including accrued interest (Note 2 of Notes to Financial Statements)	48,306,996

	Total Short-Term Investments
	(Identified Cost $48,379,562)	48,379,562

	Total Investments – 102.6%
	(Identified Cost $709,429,158)(a)	659,222,723
	Other assets less liabilities—(2.6)%	(16,745,148)

	Net Assets – 100.0%	$642,477,575

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

At March 31, 2016, the net unrealized depreciation on investments based on a cost of $710,407,320 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$54,579,773
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(105,764,370)

	Net unrealized depreciation	$(51,184,597)

(b)	Perpetual bond with no specified maturity date.
(c)	Illiquid security. At March 31, 2016, the value of these securities amounted to $1,380,480 or 0.2% of net assets.
(d)	Fair valued security by the Fund’s investment adviser. At March 31, 2016, the value of these securities amounted to $3,991,113 or 0.6% of net assets.
(e)	Illiquid security. At March 31, 2016, the value of these securities amounted to $15,620,937 or 2.4% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(i)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(j)	Non-income producing security.
(k)	Maturity has been extended under the terms of a plan of reorganization.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $121,230,602 or 18.9% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	9.6%
Technology	7.0
Healthcare	6.2
Metals & Mining	6.1
Wirelines	6.0
Supermarkets	4.0
Independent Energy	3.7
Finance Companies	3.7
Electronic Equipment, Instruments & Components	3.6
Airlines	3.3
Semiconductors & Semiconductor Equipment	3.0
Building Materials	3.0
Chemicals	2.9
Aerospace & Defense	2.5
Midstream	2.3
Retailers	2.3
Property & Casualty Insurance	2.2
Other Investments, less than 2% each	23.7
Short-Term Investments	7.5

Total Investments	102.6
Other assets less liabilities	(2.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 94.9% of Net Assets

Non-Convertible Bonds – 94.3%

	ABS Car Loan – 6.3%
$195,000	Ally Master Owner Trust, Series 2014-1, Class A2, 1.290%, 1/15/2019	$194,845
100,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/08/2019	99,936
165,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	165,628
190,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021	190,161
420,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021	423,670
170,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	171,587
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	210,004
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	359,964
95,077	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	95,046
38,083	California Republic Auto Receivables Trust, Series 2014-1, Class A3, 0.850%, 5/15/2018	38,052
155,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	154,928
415,000	Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/2019	415,570
510,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class A3, 1.940%, 1/21/2020	512,667
11,098	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	11,088
214,821	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	213,681
54,426	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/2018	54,376
69,608	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/2018	69,502
32,467	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	32,401
114,283	CPS Auto Receivables Trust, Series 2014-C, Class A, 1.310%, 2/15/2019, 144A	113,661
465,000	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	462,123
112,156	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	112,087
345,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	344,517
275,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	275,136

	ABS Car Loan – continued
$360,000	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	$357,291
120,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	118,297
375,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	370,974
155,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	154,913
27,476	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A	27,400
275,000	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 3/15/2019	274,459
102,720	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	102,664
81,471	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	81,349
9,305	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 4/16/2018, 144A	9,302
325,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	316,633
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	116,508
230,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	232,079
595,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	589,244
11,240	Prestige Auto Receivables Trust, Series 2014-1A, Class A2, 0.970%, 3/15/2018, 144A	11,233
335,000	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	334,637
205,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/2021	204,691
175,000	Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.740%, 1/15/2021	175,025
460,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.970%, 3/15/2021	461,000
8,132	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	8,131
143,186	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	142,861
229,706	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	228,787
370,000	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	369,899

		9,408,007

	ABS Credit Card – 1.2%
485,000	Bank of America Credit Card Trust, Series 2015-A2, Class A, 1.360%, 9/15/2020	486,649

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Credit Card – continued
$415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	$424,977
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	271,859
560,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	584,100

		1,767,585

	ABS Home Equity – 1.2%
335,089	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	330,605
223,987	Colony American Homes, Series 2014-1A, Class A, 1.591%, 5/17/2031, 144A(b)	220,197
28,137	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.468%, 7/25/2021(b)(c)	27,454
21,559	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	21,905
260,000	Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M2, 2.833%, 1/25/2025(b)	263,318
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.283%, 10/25/2027(b)	494,527
42,210	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	42,812
219,063	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	220,515
114,106	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.794%, 6/25/2035(b)	114,013

		1,735,346

	ABS Other – 1.8%
62,884	CCG Receivables Trust, Series 2014-1, Class A2, 1.060%, 11/15/2021, 144A	62,727
133,650	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	131,585
50,863	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	49,907
85,488	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	85,361
445,000	John Deere Owner Trust, Series 2014-B, Class A4, 1.500%, 6/15/2021	446,447
230,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	229,102
385,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	381,181

	ABS Other – continued
$350,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	$344,973
256,180	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	253,772
190,434	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	189,920
217,708	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	206,581
88,226	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	84,092
216,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	202,236

		2,667,884

	ABS Student Loan – 1.2%
481,971	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.419%, 7/25/2025(b)	472,910
207,792	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	205,273
636,967	SoFi Professional Loan Program LLC, Series 2015-C, Class A2, 2.510%, 8/25/2033, 144A	627,794
443,307	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.619%, 7/25/2025(b)	439,375

		1,745,352

	Aerospace & Defense – 0.3%
60,000	Rockwell Collins, Inc., 0.984%, 12/15/2016(b)	60,022
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	451,193

		511,215

	Agency Commercial Mortgage-Backed Securities – 5.0%
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	801,647
570,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	617,489
785,000	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	808,372
419,743	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	429,661
1,035,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	1,056,420
360,000	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	367,442
1,460,000	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,483,271

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$1,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	$1,147,205
3,329	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.786%, 4/25/2019(b)	3,315
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.141%, 11/25/2022(b)	702,164

		7,416,986

	Airlines – 0.3%
92,027	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	103,032
430,000	Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.200%, 8/15/2029, 144A	374,100

		477,132

	Automotive – 1.5%
500,000	American Honda Finance Corp., MTN, 1.600%, 7/13/2018	502,939
220,000	Daimler Finance North America LLC, 2.450%, 5/18/2020, 144A	222,324
50,000	Delphi Automotive PLC, 3.150%, 11/19/2020	51,048
505,000	General Motors Financial Co., Inc., 4.200%, 3/01/2021	521,603
370,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	372,078
495,000	Hyundai Capital America, 3.000%, 3/18/2021, 144A	501,118
115,000	Magna International, Inc., 3.625%, 6/15/2024	115,306

		2,286,416

	Banking – 13.2%
840,000	Abbey National Treasury Services PLC, 2.500%, 3/14/2019	848,005
230,000	American Express Credit Corp., 1.125%, 6/05/2017	229,791
115,000	Bank of America Corp., 6.000%, 9/01/2017	121,538
55,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	55,160
715,000	Bank of Nova Scotia, Series BKNT, 2.450%, 3/22/2021	720,172
550,000	Barclays PLC, 3.250%, 1/12/2021	548,631
220,000	Barclays PLC, 3.650%, 3/16/2025	206,646
330,000	Bear Stearns Cos. LLC (The), 7.250%, 2/01/2018	362,438
280,000	Citigroup, Inc., 3.375%, 3/01/2023	283,993
245,000	Citigroup, Inc., 4.400%, 6/10/2025	249,829
270,000	Citigroup, Inc., 4.450%, 9/29/2027	271,686
430,000	Citizens Bank NA, Series BKNT, 2.500%, 3/14/2019	432,434
250,000	Comerica Bank, 2.500%, 6/02/2020	250,996

	Banking – continued
$840,000	Commonwealth Bank of Australia, GMTN, 2.550%, 3/15/2021	$851,886
430,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	458,650
355,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	363,651
540,000	Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020, 144A	537,021
520,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 9/15/2022	517,543
250,000	Deutsche Bank AG, 1.875%, 2/13/2018	248,409
550,000	Deutsche Bank AG, 3.125%, 1/13/2021	546,822
290,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	310,993
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	185,826
365,000	ING Bank NV, 2.750%, 3/22/2021, 144A	370,453
500,000	JPMorgan Chase & Co., 3.300%, 4/01/2026	504,061
275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	296,163
685,000	Key Bank NA, Series BKNT, 2.350%, 3/08/2019	691,207
445,000	Lloyds Bank PLC, 1.750%, 3/16/2018	444,477
515,000	Lloyds Banking Group PLC, 4.650%, 3/24/2026	510,400
595,000	Macquarie Bank Ltd., 1.600%, 10/27/2017, 144A	592,790
550,000	Macquarie Bank Ltd., 2.850%, 1/15/2021, 144A	555,927
130,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	142,743
245,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	260,408
460,000	Mizuho Bank Ltd., 1.800%, 3/26/2018, 144A	460,327
535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	584,506
250,000	National Australia Bank Ltd., GMTN, 2.625%, 1/14/2021	254,467
295,000	National Bank of Canada, 2.100%, 12/14/2018	297,021
330,000	Royal Bank of Canada, 1.250%, 6/16/2017	330,393
355,000	Royal Bank of Canada, 1.400%, 10/13/2017	355,478
440,000	Royal Bank of Scotland Group PLC, 4.800%, 4/05/2026	441,456
305,000	Santander Bank NA, 2.000%, 1/12/2018	302,396
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	40,059
400,000	Santander Issuances SAU, 5.179%, 11/19/2025	386,540
365,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A	345,233
540,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A	534,415
275,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	280,862
260,000	Standard Chartered PLC, 3.200%, 4/17/2025, 144A	250,856

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$615,000	Toronto Dominion Bank (The), MTN, 2.125%, 4/07/2021	$613,954
275,000	Toronto-Dominion Bank (The), MTN, 1.950%, 1/22/2019	277,431
870,000	UBS Group Funding Jersey Ltd., 3.000%, 4/15/2021, 144A	870,661

		19,596,804

	Building Materials – 0.1%
120,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	121,467
45,000	Masco Corp., 3.500%, 4/01/2021	45,337
30,000	Masco Corp., 7.125%, 3/15/2020	34,538

		201,342

	Cable Satellite – 0.4%
170,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	199,929
325,000	NBCUniversal Enterprise, Inc., 1.159%, 4/15/2016, 144A(b)	325,056

		524,985

	Chemicals – 0.3%
120,000	Airgas, Inc., 3.050%, 8/01/2020	122,789
120,000	Albemarle Corp., 3.000%, 12/01/2019	120,719
140,000	Eastman Chemical Co., 4.500%, 1/15/2021	151,431
85,000	Methanex Corp., 3.250%, 12/15/2019	79,095

		474,034

	Collateralized Mortgage Obligations – 1.3%
273,794	Government National Mortgage Association, Series 2014-H14, Class FA, 0.925%, 7/20/2064(b)	270,202
191,655	Government National Mortgage Association, Series 2014-H15, Class FA, 0.925%, 7/20/2064(b)	188,865
726,086	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	731,574
680,000	Government National Mortgage Association, Series 2016-H06, Class FC, 1.345%, 2/20/2066(b)	677,450

		1,868,091

	Construction Machinery – 0.1%
195,000	John Deere Capital Corp., 2.450%, 9/11/2020	199,640

	Consumer Cyclical Services – 1.0%
225,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019	227,014
350,000	eBay, Inc., 2.600%, 7/15/2022	336,419
345,000	eBay, Inc., 3.800%, 3/09/2022	355,169
350,000	Expedia, Inc., 5.000%, 2/15/2026, 144A	349,884
75,000	Western Union Co. (The), 3.350%, 5/22/2019	76,236
130,000	Western Union Co. (The), 3.650%, 8/22/2018	133,409

		1,478,131

	Diversified Manufacturing – 0.1%
$90,000	Snap-On, Inc., 4.250%, 1/15/2018	$94,629

	Electric – 1.4%
220,000	Delmarva Power & Light Co., 3.500%, 11/15/2023	233,879
260,000	Dominion Resources, Inc., 1.950%, 8/15/2016	260,821
120,000	Duke Energy Indiana LLC, 0.967%, 7/11/2016(b)	120,036
145,000	Duke Energy Progress LLC, 0.836%, 3/06/2017(b)	144,638
200,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	201,288
130,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	136,309
220,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	211,893
510,000	NextEra Energy Capital Holdings, Inc., Series F, 2.056%, 9/01/2017	512,754
305,000	Southern Co. (The), 2.750%, 6/15/2020	309,235

		2,130,853

	Finance Companies – 0.4%
255,000	FS Investment Corp., 4.750%, 5/15/2022	252,581
280,000	International Lease Finance Corp., 2.584%, 6/15/2016(b)	280,261

		532,842

	Food & Beverage – 0.3%
10,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	10,971
350,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	378,202

		389,173

	Government Owned – No Guarantee – 0.1%
220,000	Ecopetrol S.A., 5.875%, 9/18/2023	216,922

	Healthcare – 0.6%
46,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	48,760
205,000	Life Technologies Corp., 6.000%, 3/01/2020	229,713
40,000	Quest Diagnostics, Inc., 4.700%, 4/01/2021	43,449
105,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	114,165
285,000	Stryker Corp., 2.000%, 9/30/2016	286,772
120,000	Stryker Corp., 2.625%, 3/15/2021	122,368

		845,227

	Hybrid ARMs – 0.2%
76,522	FHLMC, 2.505%, 1/01/2035(b)	80,602
229,369	FHLMC, 2.787%, 5/01/2036(b)	242,597

		323,199

	Independent Energy – 1.1%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	101,736
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	115,277
120,000	ConocoPhillips Co., 2.875%, 11/15/2021	117,700
175,000	Devon Energy Corp., 5.850%, 12/15/2025	168,917

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$200,000	Encana Corp., 6.500%, 5/15/2019	$199,560
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	112,089
295,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	295,594
345,000	Occidental Petroleum Corp., 3.400%, 4/15/2026	348,295
130,000	Pioneer Natural Resources Co., 3.450%, 1/15/2021	129,315

		1,588,483

	Industrial Other – 0.3%
440,000	Hutchison Whampoa International 14 Ltd., 1.625%, 10/31/2017, 144A	439,823

	Integrated Energy – 0.2%
160,000	BP Capital Markets PLC, 3.062%, 3/17/2022	163,064
105,000	Shell International Finance BV, 1.625%, 11/10/2018	105,317

		268,381

	Life Insurance – 0.9%
185,000	AIG Global Funding, 1.650%, 12/15/2017, 144A	184,737
415,000	New York Life Global Funding, 1.450%, 12/15/2017, 144A	415,913
320,000	Prudential Financial, Inc., 3.500%, 5/15/2024	325,248
385,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018, 144A	385,624
70,000	Unum Group, 5.625%, 9/15/2020	77,315

		1,388,837

	Media Entertainment – 0.3%
125,000	McGraw Hill Financial, Inc., 3.300%, 8/14/2020	129,314
55,000	Scripps Networks Interactive, Inc., 3.950%, 6/15/2025	55,018
225,000	Time Warner, Inc., 3.550%, 6/01/2024	231,439

		415,771

	Metals & Mining – 0.7%
140,000	Alcoa, Inc., 6.750%, 7/15/2018	150,500
145,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	121,075
183,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	187,082
305,000	Glencore Funding LLC, 2.125%, 4/16/2018, 144A	286,685
35,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	33,740
5,000	Rio Tinto Finance USA Ltd., 3.500%, 11/02/2020	5,175
60,000	Rio Tinto Finance USA Ltd., 3.750%, 9/20/2021	62,274
135,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/2022	135,621

		982,152

	Midstream – 1.5%
$130,000	DCP Midstream Operating LP, 4.950%, 4/01/2022	$114,238
285,000	Energy Transfer Partners LP, 2.500%, 6/15/2018	275,870
140,000	Energy Transfer Partners LP, 4.650%, 6/01/2021	134,525
275,000	Kinder Morgan Energy Partners LP, 4.150%, 3/01/2022	266,636
285,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	289,151
225,000	National Fuel Gas Co., 5.200%, 7/15/2025	206,510
395,000	ONEOK Partners LP, 3.375%, 10/01/2022	354,488
260,000	Plains All American Pipeline LP/PAA Finance Corp., 3.650%, 6/01/2022	237,987
20,000	Plains All American Pipeline LP/PAA Finance Corp., 4.650%, 10/15/2025	18,490
50,000	TransCanada PipeLines Ltd., 2.500%, 8/01/2022	47,315
160,000	Williams Partners LP, 3.600%, 3/15/2022	131,747
200,000	Williams Partners LP, 5.250%, 3/15/2020	191,660

		2,268,617

	Mortgage Related – 4.2%
7,175	FHLMC, 3.000%, 10/01/2026	7,529
766	FHLMC, 6.500%, 1/01/2024	872
132	FHLMC, 8.000%, 7/01/2025	153
268	FNMA, 6.000%, 9/01/2021	276
281,786	GNMA, 4.312%, 2/20/2063	304,717
530,926	GNMA, 4.356%, 2/20/2063	571,157
230,579	GNMA, 4.496%, 10/20/2062	248,101
492,666	GNMA, 4.500%, 4/20/2063	532,950
287,345	GNMA, 4.505%, 4/20/2063	310,664
325,343	GNMA, 4.514%, 5/20/2062	346,493
292,994	GNMA, 4.520%, 5/20/2062	310,322
281,732	GNMA, 4.549%, 3/20/2063	304,922
290,480	GNMA, 4.560%, 3/20/2062	308,527
196,234	GNMA, 4.567%, 7/20/2062	209,707
331,906	GNMA, 4.575%, 2/20/2063	357,718
243,103	GNMA, 4.604%, 6/20/2062	259,058
496,832	GNMA, 4.636%, 11/20/2064	530,943
282,868	GNMA, 4.685%, 8/20/2061	296,088
654,116	GNMA, 4.689%, 5/20/2064	739,438
2,476	GNMA, 6.500%, 12/15/2023	2,834
411	GNMA, 8.500%, 9/15/2022	417
1,120	GNMA, 9.500%, 1/15/2019	1,201
613,717	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	616,008

		6,260,095

	Natural Gas – 0.1%
120,000	NiSource Finance Corp., 6.125%, 3/01/2022	140,798

	Non-Agency Commercial Mortgage-Backed Securities – 9.7%
33,784	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	34,929
550,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	592,290

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$465,000	CG-CCRE Commercial Mortgage Trust, Series 2016-CR28, Class A4, 3.762%, 2/10/2049	$498,345
295,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	316,251
95,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	97,824
260,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	268,045
230,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	242,152
535,000	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	567,965
730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1.277%, 2/13/2032, 144A(b)	715,170
900,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	963,979
290,354	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.699%, 6/15/2039(b)	296,906
180,237	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.941%, 9/15/2039(b)	186,746
371,648	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	383,374
95,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	100,833
405,000	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A5, 3.757%, 11/15/2048	433,305
231,727	GP Portfolio Trust, Series 2014-GPP, Class A, 1.386%, 2/15/2027, 144A(b)	227,428
315,867	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	322,347
259,234	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	269,499
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	348,626
990,648	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.794%, 8/10/2045(b)	1,020,381
265,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	283,936
410,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.743%, 6/15/2049(b)	419,406

	Non-Agency Commercial Mortgage-Backed Securities – continued
$189,243	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	$193,120
135,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	143,417
313,755	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.416%, 7/15/2031, 144A(b)	312,121
520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.136%, 7/15/2036, 144A(b)	515,924
320,000	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.838%, 6/12/2050(b)	329,434
618,234	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	629,782
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	241,823
295,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	313,639
145,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	150,197
785,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	803,788
8,629	PFP III Ltd., Series 2014-1, Class A, 1.606%, 6/14/2031, 144A(b)	8,616
185,000	SCG Trust, Series 2013-SRP1, Class B, 2.936%, 11/15/2026, 144A(b)	180,364
410,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.703%, 6/15/2049(b)	419,470
427,777	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	440,288
225,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	234,725
250,362	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class A, 1.558%, 11/15/2029, 144A(b)	245,349
200,000	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	211,788
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	416,154

		14,379,736

	Oil Field Services – 0.3%
110,000	Nabors Industries, Inc., 4.625%, 9/15/2021	93,335
155,000	Nabors Industries, Inc., 5.000%, 9/15/2020	133,958
160,000	Oceaneering International, Inc., 4.650%, 11/15/2024	136,821
100,000	Rowan Cos., Inc., 5.000%, 9/01/2017	96,269

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Oil Field Services – continued
$60,000	Schlumberger Holdings Corp., 3.625%, 12/21/2022, 144A	$61,716

		522,099

	Pharmaceuticals – 0.6%
25,000	Amgen, Inc., 2.200%, 5/22/2019	25,575
165,000	Eli Lilly & Co., 1.950%, 3/15/2019	168,795
335,000	Johnson & Johnson, 1.650%, 3/01/2021	336,766
290,000	Mylan, Inc., 4.200%, 11/29/2023	297,039

		828,175

	Property & Casualty Insurance – 0.8%
255,000	Allied World Assurance Co. Holdings Ltd., 4.350%, 10/29/2025	255,513
355,000	CNA Financial Corp., 4.500%, 3/01/2026	359,871
500,000	Trinity Acquisition PLC, 4.400%, 3/15/2026	507,239

		1,122,623

	Railroads – 0.6%
285,000	Canadian National Railway Co., 1.450%, 12/15/2016	285,701
230,000	CSX Corp., 3.700%, 10/30/2020	244,287
30,000	CSX Corp., 6.150%, 5/01/2037	36,943
240,000	Union Pacific Corp., 3.646%, 2/15/2024	258,989

		825,920

	Refining – 0.4%
545,000	Marathon Petroleum Corp., 3.400%, 12/15/2020	536,052

	REITs – Health Care – 0.5%
535,000	HCP, Inc., 4.000%, 12/01/2022	537,677
35,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	34,417
240,000	Welltower, Inc., 4.000%, 6/01/2025	240,131

		812,225

	REITs – Hotels – 0.3%
395,000	Hospitality Properties Trust, 5.250%, 2/15/2026	396,775

	REITs – Single Tenant – 0.2%
200,000	Realty Income Corp., 5.875%, 3/15/2035	228,062

	Retailers – 0.3%
350,000	Kohl’s Corp., 4.250%, 7/17/2025	345,797
160,000	Ross Stores, Inc., 3.375%, 9/15/2024	161,884

		507,681

	Sovereigns – 0.4%
150,000	Mexico Government International Bond, 5.625%, 1/15/2017	154,725
405,000	Republic of Poland, 3.250%, 4/06/2026	404,409

		559,134

	Supranational – 0.1%
220,000	Nordic Investment Bank, 0.500%, 4/14/2016	220,003

	Technology – 1.7%
$55,000	Apple, Inc., 2.700%, 5/13/2022	$56,861
155,000	Apple, Inc., 2.850%, 5/06/2021	162,522
50,000	Avnet, Inc., 4.625%, 4/15/2026	50,546
265,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/2022, 144A	276,866
275,000	HP, Inc., 4.300%, 6/01/2021	286,213
80,000	Ingram Micro, Inc., 4.950%, 12/15/2024	77,855
375,000	International Business Machines Corp., 2.875%, 11/09/2022	388,840
100,000	Jabil Circuit, Inc., 5.625%, 12/15/2020	103,250
25,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	27,125
520,000	Juniper Networks, Inc., 4.500%, 3/15/2024	528,700
40,000	KLA-Tencor Corp., 4.125%, 11/01/2021	41,766
325,000	Microsoft Corp., 2.375%, 2/12/2022	334,823
75,000	Xerox Corp., 2.800%, 5/15/2020	70,698
100,000	Xerox Corp., 6.350%, 5/15/2018	106,701

		2,512,766

	Tobacco – 0.2%
285,000	Philip Morris International, Inc., 2.500%, 5/16/2016	285,656
35,000	Philip Morris International, Inc., 2.900%, 11/15/2021	36,996
5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	5,467

		328,119

	Transportation Services – 0.3%
430,000	TTX Co., 2.600%, 6/15/2020, 144A	429,572

	Treasuries – 29.7%
5,745,000	U.S. Treasury Note, 0.750%, 2/15/2019	5,727,943
2,195,000	U.S. Treasury Note, 1.000%, 3/15/2019	2,203,574
5,885,000	U.S. Treasury Note, 1.125%, 2/28/2021	5,860,860
6,675,000	U.S. Treasury Note, 1.375%, 1/31/2021	6,722,980
4,220,000	U.S. Treasury Note, 1.625%, 6/30/2020	4,303,742
1,075,000	U.S. Treasury Note, 1.625%, 7/31/2020	1,096,290
1,465,000	U.S. Treasury Note, 1.625%, 2/15/2026	1,443,712
875,000	U.S. Treasury Note, 1.750%, 4/30/2022	890,244
3,360,000	U.S. Treasury Note, 1.750%, 1/31/2023	3,406,462
2,595,000	U.S. Treasury Note, 1.875%, 8/31/2022	2,655,414
2,020,000	U.S. Treasury Note, 1.875%, 10/31/2022	2,066,319
815,000	U.S. Treasury Note, 2.000%, 11/15/2021	842,888
1,025,000	U.S. Treasury Note, 2.000%, 7/31/2022	1,056,991
2,175,000	U.S. Treasury Note, 2.000%, 11/30/2022	2,241,016
1,385,000	U.S. Treasury Note, 2.000%, 8/15/2025	1,411,618
885,000	U.S. Treasury Note, 2.125%, 6/30/2022	919,397
950,000	U.S. Treasury Note, 2.125%, 5/15/2025	979,353
180,000	U.S. Treasury Note, 2.250%, 11/15/2025	187,334

		44,016,137

	Wireless – 0.5%
225,000	American Tower Corp., 3.300%, 2/15/2021	228,853
210,000	American Tower Corp., 3.400%, 2/15/2019	215,279
150,000	American Tower Corp., 4.700%, 3/15/2022	162,428
150,000	Vodafone Group PLC, 2.500%, 9/26/2022	146,550

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Wireless – continued
$35,000	Vodafone Group PLC, 2.950%, 2/19/2023	$34,897

		788,007

	Wirelines – 0.1%
220,000	British Telecommunications PLC, 1.625%, 6/28/2016	220,275

	Total Non-Convertible Bonds
	(Identified Cost $139,230,495)	139,878,113

Municipals – 0.6%

	Florida – 0.4%
545,000	Florida State Board of Administration Finance Corp. Revenue, Series A, 2.163%, 7/01/2019	548,450

	New Jersey – 0.2%
310,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017	310,406

	Total Municipals
	(Identified Cost $855,000)	858,856

	Total Bonds and Notes
	(Identified Cost $140,085,495)	140,736,969

Short-Term Investments – 7.3%
5,764,140	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $5,764,145 on 4/01/2016 collateralized by $5,695,000 U.S. Treasury Note, 2.00% due 7/31/2022 valued at $5,880,088 including accrued interest (Note 2 of Notes to Financial Statements)	5,764,140
2,060,000	U.S. Treasury Bills, 0.305%, 5/26/2016(d)	2,059,582
2,945,000	U.S. Treasury Bills, 0.305%, 8/11/2016(d)	2,941,590

	Total Short-Term Investments
	(Identified Cost $10,764,887)	10,765,312

	Total Investments – 102.2%
	(Identified Cost $150,850,382)(a)	151,502,281
	Other assets less liabilities—(2.2)%	(3,206,448)

	Net Assets – 100.0%	$148,295,833

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2016, the net unrealized appreciation on investments based on a cost of $151,172,837 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,518,443
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,188,999)

	Net unrealized appreciation	$329,444

(b)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of this security amounted to $27,454 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $21,371,653 or 14.4% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	29.7%
Banking	13.2
Non-Agency Commercial Mortgage-Backed Securities	9.7
ABS Car Loan	6.3
Agency Commercial Mortgage-Backed Securities	5.0
Mortgage Related	4.2
Other Investments, less than 2% each	26.8
Short-Term Investments	7.3

Total Investments	102.2
Other assets less liabilities	(2.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 89.6% of Net Assets

Non-Convertible Bonds – 84.1%

	ABS Home Equity – 0.0%
$55,794	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.461%, 7/25/2035(b)(c)	$51,055

	ABS Other – 3.1%
2,878,554	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)	2,851,265
10,479,200	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	10,380,695
565,113	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	587,445
384,866	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	368,389
880,730	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	907,608

		15,095,402

	Aerospace & Defense – 0.3%
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	662,039
610,000	TransDigm, Inc., 6.500%, 5/15/2025	596,275

		1,258,314

	Airlines – 2.3%
321,613	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	311,964
525,269	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	536,357
96,259	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	97,709
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	881,999
156,300	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	170,179
656,808	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	725,773
2,470,974	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	2,524,100
90,341	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	94,406
834,673	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	943,180

	Airlines – continued
$1,920,300	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	$2,149,929
890,245	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	952,562
493,377	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	570,158
937,768	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	993,452

		10,951,768

	Automotive – 2.7%
840,000	Cummins, Inc., 5.650%, 3/01/2098	894,183
10,935,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	11,581,576
200,000	General Motors Co., 5.200%, 4/01/2045	188,014
340,000	General Motors Co., 6.750%, 4/01/2046	386,501

		13,050,274

	Banking – 10.5%
2,875,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,824,688
74,000	Ally Financial, Inc., 8.000%, 12/31/2018	79,920
130,000	Bank of America Corp., 5.420%, 3/15/2017	134,442
800,000	Bank of America Corp., 5.490%, 3/15/2019	871,874
683,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	688,739
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	405,963
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	872,832
3,305,000	Capital One NA, 2.400%, 9/05/2019	3,295,772
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	753,245
3,545,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	2,540,385
250,000	Cooperatieve Rabobank UA, 1.700%, 3/19/2018	251,400
815,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	869,302
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,242,368
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	4,906,381
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	732,358
4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	4,266,381
300,000	JPMorgan Chase & Co., EMTN, 1.071%, 5/30/2017, (GBP)(b)	426,816
5,310,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	397,850

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	$1,522,218
665,000	Morgan Stanley, 2.500%, 1/24/2019	676,614
615,000	Morgan Stanley, 3.750%, 2/25/2023	640,809
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,250,333
840,000	Morgan Stanley, 5.750%, 1/25/2021	961,477
1,518,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,219,109
5,992,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	6,179,214
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,621,884
455,000	Morgan Stanley, Series F, MTN, 1.070%, 10/18/2016(b)	454,712
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	442,594
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	916,584
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,858,764
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	58,175
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	379,649
76,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	85,616
626,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	626,920
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	118,163
300,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	302,039
1,500,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(e)	2,293,814

		51,169,404

	Brokerage – 1.0%
3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,234,777
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	901,717
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	460,588
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	90,328

		4,687,410

	Building Materials – 1.1%
554,000	Masco Corp., 5.850%, 3/15/2017	579,623
1,287,000	Masco Corp., 6.125%, 10/03/2016	1,318,210
1,010,000	Masco Corp., 6.500%, 8/15/2032	1,030,200
285,000	Masco Corp., 7.750%, 8/01/2029	322,050
2,505,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)(d)	319,600
11,000	Owens Corning, 6.500%, 12/01/2016	11,236
1,712,000	Owens Corning, 7.000%, 12/01/2036	1,891,330

		5,472,249

	Cable Satellite – 0.0%
$15,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	$13,121
185,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	183,466

		196,587

	Chemicals – 0.6%
2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	2,875,200
140,000	Methanex Corp., 5.250%, 3/01/2022	132,376

		3,007,576

	Collateralized Mortgage Obligations – 0.1%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	586,397
6,260	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020(c)	6,449

		592,846

	Consumer Products – 0.1%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	506,640

	Diversified Manufacturing – 0.1%
65,000	General Electric Co., GMTN, 3.100%, 1/09/2023	68,830
592,000	Snap-on, Inc., 6.700%, 3/01/2019	670,541

		739,371

	Electric – 3.3%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	857,968
883,657	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	833,412
468,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	482,058
1,800,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	1,802,520
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,691,467
607,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	641,903
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	846,130
683,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	752,134
4,109,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,822,729
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	680,921
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,547,849

		15,959,091

	Finance Companies – 5.7%
3,826,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	4,304,250
12,895,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	9,071,882
355,000	General Electric Co., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	249,476

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
600,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	$423,010
286,000	General Electric Co., Series A, MTN, 0.922%, 5/13/2024(b)	265,151
30,000	International Lease Finance Corp., 3.875%, 4/15/2018	30,171
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	911,225
19,000	International Lease Finance Corp., 5.875%, 8/15/2022	20,615
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,217,800
490,000	Navient LLC, 4.875%, 6/17/2019	472,850
4,297,000	Navient LLC, 5.500%, 1/25/2023	3,652,450
129,000	Navient LLC, MTN, 4.625%, 9/25/2017	130,451
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	156,218
1,382,000	Navient LLC, MTN, 7.250%, 1/25/2022	1,292,170
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)	693,015
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	583,505
1,522,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,493,234
611,000	Springleaf Finance Corp., 8.250%, 10/01/2023	589,615
987,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,009,207

		27,566,295

	Government Guaranteed – 1.0%
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	4,161,921
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	542,083

		4,704,004

	Government Owned – No Guarantee – 0.3%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	757,895
705,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	514,438
625,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	406,250

		1,678,583

	Health Insurance – 0.0%
15,000	Cigna Corp., 7.875%, 5/15/2027	20,363

	Healthcare – 1.3%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	732,583
4,388,000	HCA, Inc., 5.250%, 4/15/2025	4,519,640
42,000	HCA, Inc., 5.875%, 3/15/2022	45,465
76,000	HCA, Inc., 7.050%, 12/01/2027	77,900
57,000	HCA, Inc., 7.500%, 12/15/2023	60,420
133,000	HCA, Inc., 7.690%, 6/15/2025	142,975

	Healthcare – continued
$232,000	HCA, Inc., 8.360%, 4/15/2024	$258,680
8,000	HCA, Inc., MTN, 7.580%, 9/15/2025	8,640
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	248,240

		6,094,543

	Home Construction – 0.7%
2,536,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,466,260
1,105,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,127,100

		3,593,360

	Hybrid ARMs – 0.0%
25,436	FNMA, 2.244%, 2/01/2037(b)	26,363
35,823	FNMA, 2.619%, 9/01/2036(b)	37,724

		64,087

	Independent Energy – 1.7%
907,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	950,513
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	17,940
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	16,485
450,000	Continental Resources, Inc., 3.800%, 6/01/2024	355,500
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	66,900
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,453,684
1,632,000	Equitable Resources, Inc., 6.500%, 4/01/2018	1,674,528
1,317,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,234,688
1,805,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,699,012

		8,469,250

	Integrated Energy – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	557,926

	Life Insurance – 2.1%
50,000	American International Group, Inc., 4.125%, 2/15/2024	52,101
71,000	American International Group, Inc., 4.875%, 6/01/2022	78,074
1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	1,947,003
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)	2,884,941
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)	2,258,494
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,987,611

		10,208,224

	Local Authorities – 1.5%
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,920,405
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	2,802,168
3,037,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	2,400,230

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Local Authorities – continued
24,033	Province of Alberta, 5.930%, 9/16/2016, (CAD)	$18,929

		7,141,732

	Media Entertainment – 0.5%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	248,907
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	868,430
50,000	Viacom, Inc., 4.375%, 3/15/2043	38,652
845,000	Viacom, Inc., 5.250%, 4/01/2044	760,015
305,000	Viacom, Inc., 5.850%, 9/01/2043	293,270

		2,209,274

	Metals & Mining – 1.1%
319,000	ArcelorMittal, 7.250%, 2/25/2022	315,651
1,750,000	ArcelorMittal, 7.750%, 3/01/2041	1,496,250
387,000	ArcelorMittal, 8.000%, 10/15/2039	336,690
1,717,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	1,373,600
1,571,000	United States Steel Corp., 7.500%, 3/15/2022	1,120,123
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	954,917

		5,597,231

	Midstream – 2.6%
159,000	DCP Midstream LLC, 6.450%, 11/03/2036, 144A	101,840
1,330,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	1,341,105
1,265,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,278,525
152,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	170,133
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	659,209
213,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	205,811
8,400,000	ONEOK Partners LP, 4.900%, 3/15/2025	7,913,926
55,000	ONEOK Partners LP, 6.200%, 9/15/2043	50,071
615,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	634,270
500,000	Williams Partners LP, 3.350%, 8/15/2022	408,054

		12,762,944

	Mortgage Related – 0.0%
616	FHLMC, 10.000%, with various maturities in 2018(f)	652
1,565	FNMA, 6.000%, 12/01/2018	1,783
1,885	GNMA, 10.000%, 5/15/2018	1,895

		4,330

	Natural Gas – 0.4%
1,518,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,781,097

	Non-Agency Commercial Mortgage-Backed Securities – 3.2%
$295,816	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	$296,687
161,284	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	162,568
242,247	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.721%, 6/11/2040(b)	248,147
616,233	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	628,252
1,655,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV2, 2.786%, 10/15/2031, 144A(b)(d)	1,651,243
580,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV3, 3.386%, 10/15/2031, 144A(b)(d)	577,738
505,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.586%, 10/15/2031, 144A(b)(d)	503,286
1,942,494	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.699%, 6/15/2039(b)	1,986,331
1,048,163	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.941%, 9/15/2039(b)	1,086,011
383,464	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	395,564
908,310	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	944,277
233,698	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.794%, 8/10/2045(b)	240,712
475,054	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	365,335
827,485	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.743%, 6/15/2049(b)	846,468
961,192	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	980,885
78,913	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.856%, 6/15/2038(b)	78,900
286,893	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	288,961
14,141	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.947%, 6/12/2046(b)	14,120
189,790	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	194,332
509,888	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.268%, 1/11/2043(b)	540,697

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
3,515,000	Original Wempi, Inc., 4.309%, 2/13/2024, (CAD)	$2,882,909
303,664	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	310,083
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.620%, 3/15/2044, 144A(b)	100,375

		15,323,881

	Oil Field Services – 0.2%
827,000	Rowan Cos., Inc., 7.875%, 8/01/2019	771,877

	Packaging – 0.4%
1,660,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,740,925

	Paper – 0.4%
1,139,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,500,213
175,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)	206,994
133,000	WestRock MWV LLC, 8.200%, 1/15/2030	171,324

		1,878,531

	Property & Casualty Insurance – 1.1%
87,000	MBIA Insurance Corp., 11.882%, 1/15/2033, 144A(b)(g)	30,015
1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	1,705,936
167,000	Sirius International Group, 6.375%, 3/20/2017, 144A	171,301
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,793,862
1,211,000	XLIT Ltd., 6.375%, 11/15/2024	1,410,520

		5,111,634

	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	137,698

	REITs – Office Property – 0.2%
61,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	63,172
816,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	897,686

		960,858

	REITs – Shopping Centers – 0.2%
759,000	Equity One, Inc., 6.000%, 9/15/2017	798,271

	REITs – Single Tenant – 0.1%
109,000	Realty Income Corp., 5.750%, 1/15/2021	122,487
270,000	Realty Income Corp., 6.750%, 8/15/2019	307,840

		430,327

	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	438,706

	Retailers – 0.0%
$66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	$54,285

	Sovereigns – 2.0%
2,429,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	2,806,843
2,806,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,868,855
1,851,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,918,950
2,244,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	2,324,986

		9,919,634

	Supermarkets – 0.5%
171,000	Delhaize Group, 5.700%, 10/01/2040	184,361
197,000	New Albertson’s, Inc., 7.450%, 8/01/2029	178,778
1,017,000	New Albertson’s, Inc., 8.000%, 5/01/2031	954,709
87,000	New Albertson’s, Inc., 8.700%, 5/01/2030	83,520
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	906,207

		2,307,575

	Supranational – 0.5%
3,321,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	2,422,241

	Technology – 1.7%
2,706,000	Corning, Inc., 7.250%, 8/15/2036	3,060,139
2,695,000	Ingram Micro, Inc., 5.250%, 9/01/2017	2,809,950
990,000	KLA-Tencor Corp., 5.650%, 11/01/2034	986,243
37,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	37,045
228,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	290,856
1,125,000	Western Digital Corp., 7.375%, 4/01/2023, 144A(h)	1,147,500

		8,331,733

	Transportation Services – 0.3%
76,000	APL Ltd., 8.000%, 1/15/2024(d)	50,920
419,145	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(c)	426,481
717,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	884,703

		1,362,104

	Treasuries – 23.2%
8,301,000	Canadian Government, 0.250%, 5/01/2017, (CAD)	6,371,653
30,366,000	Canadian Government, 0.750%, 9/01/2020, (CAD)	23,504,161
26,800,000	Canadian Government, 1.750%, 9/01/2019, (CAD)	21,446,191
99,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	76,912
759,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	587,611

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
255,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	$1,664,177
265,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,702,102
737,400(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,855,103
175,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,211,916
1,165,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,656,400
1,675,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,254,719
10,896,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,519,570
28,844,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	3,634,301
15,641,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	2,128,954
3,986,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	848,050
62,675,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	348,107
51,425,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	307,979
87,450,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	523,291
7,235,000	U.S. Treasury Note, 0.625%, 12/31/2016	7,237,829
25,000,000	U.S. Treasury Note, 0.750%, 10/31/2017	25,008,800

		112,887,826

	Wireless – 0.2%
10,630,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	585,854
178,000	Sprint Capital Corp., 6.875%, 11/15/2028	129,940
278,000	Sprint Communications, Inc., 6.000%, 12/01/2016	276,262
66,000	Sprint Communications, Inc., 6.000%, 11/15/2022	48,262
25,000	Sprint Corp., 7.125%, 6/15/2024	18,563

		1,058,881

	Wirelines – 5.6%
1,985,000	AT&T, Inc., 2.625%, 12/01/2022	1,965,722
1,585,000	AT&T, Inc., 3.000%, 2/15/2022	1,617,250
1,860,000	AT&T, Inc., 3.950%, 1/15/2025	1,933,158
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,460,210
2,179,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,207,588
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	157,403
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,413,877
926,000	Embarq Corp., 7.995%, 6/01/2036	893,997

	Wirelines – continued
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	$60,320
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	28,448
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	393,300
1,856,000	Qwest Corp., 6.875%, 9/15/2033	1,809,674
1,427,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,356,406
150,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	163,880
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	490,343
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,655,507
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	674,974
6,725,000	Verizon Communications, Inc., 2.450%, 11/01/2022	6,683,816
1,647,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,017,542
209,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	232,310

		27,215,725

	Total Non-Convertible Bonds
	(Identified Cost $410,329,818)	408,343,942

Convertible Bonds – 4.5%

	Midstream – 0.2%
1,423,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	900,048

	Property & Casualty Insurance – 1.8%
6,829,000	Old Republic International Corp., 3.750%, 3/15/2018	8,459,424

	Technology – 2.5%
2,661,000	Intel Corp., 2.950%, 12/15/2035	3,381,133
3,568,000	Intel Corp., 3.250%, 8/01/2039	5,675,350
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	592,196
2,615,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	2,631,344

		12,280,023

	Total Convertible Bonds
	(Identified Cost $17,142,175)	21,639,495

Municipals – 1.0%

	Illinois – 0.5%
840,000	State of Illinois, 5.100%, 6/01/2033	785,526
1,705,000	State of Illinois, Series B, 5.520%, 4/01/2038	1,583,996

		2,369,522

	Michigan – 0.1%
725,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	663,150

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Ohio – 0.1%
$450,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	$423,995

	Virginia – 0.3%
2,045,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,644,466

	Total Municipals
	(Identified Cost $5,560,171)	5,101,133

	Total Bonds and Notes
	(Identified Cost $433,032,164)	435,084,570

Senior Loans – 0.4%

	Finance Companies – 0.4%
1,878,922	Flying Fortress, Inc., New Term Loan, 3.500%, 4/30/2020(b) (Identified Cost $1,876,993)	1,878,133

Shares

Common Stocks – 3.9%

	Automobiles – 0.2%
91,715	Ford Motor Co.	1,238,152

	Chemicals – 0.1%
3,363	PPG Industries, Inc.	374,941

	Electronic Equipment, Instruments & Components – 3.1%
721,200	Corning, Inc.	15,065,868

	Metals & Mining – 0.1%
84,025	ArcelorMittal, (Registered)	384,835

	Oil, Gas & Consumable Fuels – 0.4%
64,896	Repsol YPF S.A., Sponsored ADR	733,974
26,419	Royal Dutch Shell PLC, Sponsored ADR	1,280,000

		2,013,974

	Total Common Stocks
	(Identified Cost $14,367,967)	19,077,770

Preferred Stocks – 0.6%

Convertible Preferred Stocks – 0.5%

	Banking – 0.2%
714	Bank of America Corp., Series L, 7.250%	812,532

	Energy – 0.1%
15,775	El Paso Energy Capital Trust I, 4.750%	675,012

	Metals & Mining – 0.2%
31,440	Alcoa, Inc., Series 1, 5.375%	1,037,206

	Midstream – 0.0%
4,353	Chesapeake Energy Corp., 5.000%(g)	$59,723

	Total Convertible Preferred Stocks
	(Identified Cost $3,134,105)	2,584,473

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
213	Connecticut Light & Power Co., 2.200%	11,063
2,360	Union Electric Co., 4.500%	221,840

		232,903

	Total Non-Convertible Preferred Stocks
	(Identified Cost $131,140)	232,903

	Total Preferred Stocks
	(Identified Cost $3,265,245)	2,817,376

Principal Amount (‡)

Short-Term Investments – 2.7%
$16,623	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.000% to be repurchased at $16,623 on 4/1/2016 collateralized by $16,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $17,004 including accrued interest (Note 2 of Notes to Financial Statements)	16,623
13,086,386	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $13,086,397 on 4/01/2016 collateralized by $13,135,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $13,348,444 including accrued interest (Note 2 of Notes to Financial Statements)	13,086,386

	Total Short-Term Investments
	(Identified Cost $13,103,009)	13,103,009

	Total Investments – 97.2%
	(Identified Cost $465,645,378)(a)	471,960,858
	Other assets less liabilities—2.8%	13,656,907

	Net Assets – 100.0%	$485,617,765

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2016, the net unrealized appreciation on investments based on a cost of $466,888,011 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$34,244,234
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(29,171,387)

	Net unrealized appreciation	$5,072,847

(b)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of these securities amounted to $483,985 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Illiquid security. At March 31, 2016, the value of these securities amounted to $12,135,194 or 2.5% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(e)	Perpetual bond with no specified maturity date.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Non-income producing security.
(h)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $67,129,229 or 13.8% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	23.2%
Banking	10.7
Finance Companies	6.1
Wirelines	5.6
Technology	4.2
Electric	3.4
Non-Agency Commercial Mortgage-Backed Securities	3.2
ABS Other	3.1
Electronic Equipment, Instruments & Components	3.1
Property & Casualty Insurance	2.9
Midstream	2.8
Automotive	2.7
Airlines	2.3
Life Insurance	2.1
Sovereigns	2.0
Other Investments, less than 2% each	17.1
Short-Term Investments	2.7

Total Investments	97.2
Other assets less liabilities	2.8

Net Assets	100.0%

Currency Exposure Summary at March 31, 2016 (Unaudited)

United States Dollar	70.0%
Canadian Dollar	13.9
Mexican Peso	4.0
New Zealand Dollar	3.6
Other, less than 2% each	5.7

Total Investments	97.2
Other assets less liabilities	2.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  58

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$1,243,264,231	$1,624,493,157	$25,788,237
Net unrealized appreciation (depreciation)	(44,362,906)	(57,936,669)	578,099

Investments at value	1,198,901,325	1,566,556,488	26,366,336
Cash	129,425	—	—
Due from brokers (Note 2)	—	1,490,000	—
Foreign currency at value (identified cost $186,615, $21,289,508 and $0, respectively)	189,085	21,183,030	—
Receivable for Fund shares sold	—	2,003,516	13,488
Receivable from investment adviser (Note 6)	—	—	5,064
Receivable for securities sold	—	116,344,256	—
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	201,292,621	—
Collateral received for forward foreign currency contracts (Notes 2 and 4)	—	1,143,937	—
Dividends and interest receivable	16,340,415	13,880,628	48,904
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	4,682,922	—
Tax reclaims receivable	31,642	4,523	—

TOTAL ASSETS	1,215,591,892	1,928,581,921	26,433,792

LIABILITIES
Swaptions written, at value (premiums received $0, $0 and $34,250, respectively) (Note 2)	—	—	628
Payable for securities purchased	933,778	104,249,928	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	5,585,000	271,793,895	—
Payable for Fund shares redeemed	—	6,041,367	3,268
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	5,553,254	—
Due to brokers (Note 2)	—	1,143,937	—
Payable for variation margin on futures contracts (Note 2)	—	289,969	1,094
Management fees payable (Note 6)	499,553	684,161	—
Deferred Trustees’ fees (Note 6)	151,349	239,574	79,111
Administrative fees payable (Note 6)	44,151	61,756	1,002
Payable to distributor (Note 6d)	—	35,770	274
Other accounts payable and accrued expenses	51,579	744,460	36,715

TOTAL LIABILITIES	7,265,410	390,838,071	122,092

NET ASSETS	$1,208,326,482	$1,537,743,850	$26,311,700

NET ASSETS CONSIST OF:
Paid-in capital	$1,255,477,615	$1,684,228,883	$28,300,277
Undistributed (Distributions in excess of) net investment income/Accumulated net investment loss	7,485,182	(3,828,725)	(100,215)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(10,361,543)	(84,098,666)	(2,497,048)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaptions written and foreign currency translations	(44,274,772)	(58,557,642)	608,686

NET ASSETS	$1,208,326,482	$1,537,743,850	$26,311,700

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$1,208,326,482	$1,112,326,508	$22,484,282

Shares of beneficial interest	95,888,995	71,171,233	2,138,910

Net asset value, offering and redemption price per share	$12.60	$15.63	$10.51

Retail Class:
Net assets	$—	$383,552,611	$3,827,418

Shares of beneficial interest	—	24,871,948	366,023

Net asset value, offering and redemption price per share	$—	$15.42	$10.46

Class N shares:
Net assets	$—	$41,864,731	$—

Shares of beneficial interest	—	2,674,953	—

Net asset value, offering and redemption price per share	$—	$15.65	$—

See accompanying notes to financial statements.

59  |

Statements of Assets and Liabilities – continued

March 31, 2016 (Unaudited)

	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$709,429,158	$150,850,382	$465,645,378
Net unrealized appreciation (depreciation)	(50,206,435)	651,899	6,315,480

Investments at value	659,222,723	151,502,281	471,960,858
Cash	187,838	—	231
Foreign currency at value (identified cost $24,016, $0 and $61,933, respectively)	24,417	—	62,795
Receivable for Fund shares sold	—	1,014,445	10,000,000
Receivable for securities sold	1,063,717	2,797,054	—
Dividends and interest receivable	9,607,176	575,484	5,068,205
Tax reclaims receivable	14,089	110	7,688

TOTAL ASSETS	670,119,960	155,889,374	487,099,777

LIABILITIES
Payable for securities purchased	27,144,457	7,432,001	16,623
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	—	1,125,000
Payable for Fund shares redeemed	504	8,296	—
Management fees payable (Note 6)	317,952	29,296	160,076
Deferred Trustees’ fees (Note 6)	107,708	82,704	113,557
Administrative fees payable (Note 6)	23,415	5,343	17,679
Payable to distributor (Note 6d)	88	311	—
Other accounts payable and accrued expenses	48,261	35,590	49,077

TOTAL LIABILITIES	27,642,385	7,593,541	1,482,012

NET ASSETS	$642,477,575	$148,295,833	$485,617,765

NET ASSETS CONSIST OF:
Paid-in capital	$694,246,015	$148,064,370	$483,109,125
Undistributed (Distributions in excess of) net investment income	1,089,862	(195,841)	2,430,982
Accumulated net realized loss on investments and foreign currency transactions	(2,689,352)	(224,595)	(6,264,045)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(50,168,950)	651,899	6,341,703

NET ASSETS	$642,477,575	$148,295,833	$485,617,765

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$642,477,575	$128,553,523	$485,617,765

Shares of beneficial interest	107,050,825	12,386,889	40,452,032

Net asset value, offering and redemption price per share	$6.00	$10.38	$12.00

Retail Class:
Net assets	$—	$19,742,310	$—

Shares of beneficial interest	—	1,901,758	—

Net asset value, offering and redemption price per share	$—	$10.38	$—

See accompanying notes to financial statements.

|  60

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$29,376,510	$24,113,480	$47,613 (a)
Dividends	2,131,414	154,917	—
Less net foreign taxes withheld	(46,377)	(158,464)	—

	31,461,547	24,109,933	47,613

Expenses
Management fees (Note 6)	3,035,047	4,735,939	36,879
Distribution fees (Note 6)	—	516,965	8,582
Administrative fees (Note 6)	266,381	371,887	6,475
Trustees’ fees and expenses (Note 6)	18,420	22,885	7,757
Transfer agent fees and expenses (Notes 6 and 7)	3,407	1,475,121	17,025
Audit and tax services fees	27,863	26,870	22,756
Custodian fees and expenses	43,629	96,751	4,303
Legal fees	8,602	12,176	216
Registration fees	17,862	41,560	22,858
Shareholder reporting expenses	2,756	133,180	2,379
Miscellaneous expenses	18,047	47,061	5,530

Total expenses	3,442,014	7,480,395	134,760
Less waiver and/or expense reimbursement (Note 6)	—	(605,678)	(67,088)

Net expenses	3,442,014	6,874,717	67,672

Net investment income (loss)	28,019,533	17,235,216	(20,059)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(7,031,455)	(60,885,511)	(458,965)
Futures contracts	—	(3,761,777)	—
Foreign currency transactions	(1,191)	(169,336)	—
Net change in unrealized appreciation (depreciation) on:
Investments	5,041,458	116,365,107	1,567,758
Futures contracts	—	1,389,663	(3,035)
Swaptions written	—	—	17,664
Foreign currency translations	199,858	(4,398,907)	—

Net realized and unrealized gain (loss) on investments, futures contracts, swaptions written and foreign currency transactions	(1,791,330)	48,539,239	1,123,422

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,228,203	$65,774,455	$1,103,363

(a)	Includes income reductions resulting from principal deflation adjustments during the period in the amount of $39,692. See Note 2b of Notes to Financial Statements.

See accompanying notes to financial statements.

61  |

Statements of Operations – continued

For the Six Months Ended March 31, 2016 (Unaudited)

	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$19,011,533	$1,527,810	$10,382,992
Dividends	1,634,688	—	438,529
Less net foreign taxes withheld	(22,474)	(426)	(12,871)

	20,623,747	1,527,384	10,808,650

Expenses
Management fees (Note 6)	1,824,020	144,499	1,046,622
Distribution fees (Note 6)	—	24,066	—
Administrative fees (Note 6)	133,429	25,393	114,771
Trustees’ fees and expenses (Note 6)	12,805	8,413	12,367
Transfer agent fees and expenses (Notes 6 and 7)	6,896	16,893	2,304
Audit and tax services fees	25,801	25,557	27,610
Custodian fees and expenses	30,395	9,041	19,541
Legal fees	4,062	600	3,783
Registration fees	12,609	20,368	19,493
Shareholder reporting expenses	1,896	1,840	1,576
Miscellaneous expenses	12,053	5,460	11,849

Total expenses	2,063,966	282,130	1,259,916
Less waiver and/or expense reimbursement (Note 6)	—	(26,864)	—

Net expenses	2,063,966	255,266	1,259,916

Net investment income	18,559,781	1,272,118	9,548,734

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	1,413,937	207,511	(3,746,700)
Foreign currency transactions	(78,840)	—	(53,162)
Net change in unrealized appreciation (depreciation) on:
Investments	(23,497,660)	487,091	11,058,090
Foreign currency translations	61,935	—	76,593

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(22,100,628)	694,602	7,334,821

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,540,847)	$1,966,720	$16,883,555

See accompanying notes to financial statements.

|  62

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income	$28,019,533	$60,526,080	$17,235,216	$41,044,407
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(7,032,646)	16,668,733	(64,816,624)	(50,222,329)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	5,241,316	(161,324,372)	113,355,863	(104,977,581)

Net increase (decrease) in net assets resulting from operations	26,228,203	(84,129,559)	65,774,455	(114,155,503)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(55,935,164)	(62,823,544)	—	(13,369,024)
Retail Class	—	—	—	(5,236,847)
Class N	—	—	—	(249,121)
Net realized capital gains
Institutional Class	(20,555,156)	(52,933,321)	—	(14,810,093)
Retail Class	—	—	—	(6,158,675)
Class N	—	—	—	(266,282)

Total distributions	(76,490,320)	(115,756,865)	—	(40,090,042)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(11,874,656)	66,423,160	(297,494,769)	(340,547,779)

Net decrease in net assets	(62,136,773)	(133,463,264)	(231,720,314)	(494,793,324)
NET ASSETS
Beginning of the period	1,270,463,255	1,403,926,519	1,769,464,164	2,264,257,488

End of the period	$1,208,326,482	$1,270,463,255	$1,537,743,850	$1,769,464,164

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME/ACCUMULATED NET INVESTMENT LOSS	$7,485,182	$35,400,813	$(3,828,725)	$(21,063,941)

See accompanying notes to financial statements.

63  |

Statements of Changes in Net Assets – continued

	Inflation Protected Securities Fund		Institutional High Income Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income (loss)	$(20,059)	$218,436	$18,559,781	$35,878,007
Net realized gain (loss) on investments and foreign currency transactions	(458,965)	(532,097)	1,335,097	18,138,284
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swaptions written and foreign currency translations	1,582,387	(289,533)	(23,435,725)	(110,679,582)

Net increase (decrease) in net assets resulting from operations	1,103,363	(603,194)	(3,540,847)	(56,663,291)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(38,499)	(150,516)	(38,822,138)	(35,993,409)
Retail Class	(7,837)	(93,557)	—	—
Net realized capital gains
Institutional Class	—	—	(20,172,827)	(30,161,602)

Total distributions	(46,336)	(244,073)	(58,994,965)	(66,155,011)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(17,643,637)	13,565,630	74,591,229	59,907,686

Net increase (decrease) in net assets	(16,586,610)	12,718,363	12,055,417	(62,910,616)
NET ASSETS
Beginning of the period	42,898,310	30,179,947	630,422,158	693,332,774

End of the period	$26,311,700	$42,898,310	$642,477,575	$630,422,158

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(100,215)	$(33,820)	$1,089,862	$21,352,219

See accompanying notes to financial statements.

|  64

Statements of Changes in Net Assets – continued

	Intermediate Duration Bond Fund		Investment Grade Fixed Income Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income	$1,272,118	$1,895,908	$9,548,734	$20,815,759
Net realized gain (loss) on investments and foreign currency transactions	207,511	453,061	(3,799,862)	3,141,130
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	487,091	(279,129)	11,134,683	(46,423,266)

Net increase (decrease) in net assets resulting from operations	1,966,720	2,069,840	16,883,555	(22,466,377)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(1,194,566)	(1,890,490)	(5,444,745)	(22,346,530)
Retail Class	(208,620)	(195,269)	—	—
Net realized capital gains
Institutional Class	(284,383)	(35,990)	(5,935,580)	(5,521,716)
Retail Class	(64,649)	(2,801)	—	—

Total distributions	(1,752,218)	(2,124,550)	(11,380,325)	(27,868,246)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	41,063,632	34,383,012	(81,292,891)	135,152

Net increase (decrease) in net assets	41,278,134	34,328,302	(75,789,661)	(50,199,471)
NET ASSETS
Beginning of the period	107,017,699	72,689,397	561,407,426	611,606,897

End of the period	$148,295,833	$107,017,699	$485,617,765	$561,407,426

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(195,841)	$(64,773)	$2,430,982	$(1,673,007)

See accompanying notes to financial statements.

65  |

Financial Highlights

For a share outstanding throughout each period.

	Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$13.16		$15.22	$14.97	$14.83	$13.69	$14.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.60	0.65	0.69	0.72	0.73
Net realized and unrealized gain (loss)	(0.02)		(1.46)	0.57	0.27	1.31	(0.32)

Total from Investment Operations	0.27		(0.86)	1.22	0.96	2.03	0.41

LESS DISTRIBUTIONS FROM:
Net investment income	(0.61)		(0.65)	(0.76)	(0.74)	(0.84)	(0.84)
Net realized capital gains	(0.22)		(0.55)	(0.21)	(0.08)	(0.05)	—

Total Distributions	(0.83)		(1.20)	(0.97)	(0.82)	(0.89)	(0.84)

Net asset value, end of the period	$12.60		$13.16	$15.22	$14.97	$14.83	$13.69

Total return	2.26	%(b)	(5.96)%	8.51%	6.71%	15.79%	3.01%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,208,326		$1,270,463	$1,403,927	$1,192,028	$1,134,935	$881,269
Net expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.58%
Gross expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.58%
Net investment income	4.62	%(c)	4.29%	4.31%	4.64%	5.10%	5.14%
Portfolio turnover rate	6%		15%	26%	18%	17%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

	Global Bond Fund – Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$15.00		$16.13		$16.56		$17.36		$16.52	$16.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.32		0.34		0.33		0.44	0.53
Net realized and unrealized gain (loss)	0.47		(1.16)		(0.08)		(0.70)		1.05	(0.28)

Total from Investment Operations	0.63		(0.84)		0.26		(0.37)		1.49	0.25

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)		(0.51)		(0.43)		(0.65)	(0.72)
Net realized capital gains	—		(0.15)		(0.18)		—		—	—

Total Distributions	—		(0.29)		(0.69)		(0.43)		(0.65)	(0.72)

Net asset value, end of the period	$15.63		$15.00		$16.13		$16.56		$17.36	$16.52

Total return	4.20	%(b)(c)	(5.31	)%(c)	1.57	%(c)	(2.14	)%(c)	9.45%	1.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,112,327		$1,289,885		$1,553,641		$1,669,103		$1,629,719	$1,353,993
Net expenses	0.75	%(d)(e)	0.75	%(e)	0.75	%(e)	0.75	%(e)	0.72%	0.67%
Gross expenses	0.83	%(d)	0.78%		0.77%		0.78%		0.72%	0.67%
Net investment income	2.09	%(d)	2.07%		2.03%		1.96%		2.64%	3.15%
Portfolio turnover rate	60%		117%		143%		185	%(f)	102%	84%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The variation in the Fund’s turnover rate from 2012 to 2013 is due to an increase in TBA transactions. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  66

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Retail Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$14.82		$15.97		$16.40	$17.20		$16.37	$16.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.28		0.29	0.29		0.40	0.48
Net realized and unrealized gain (loss)	0.46		(1.15)		(0.07)	(0.70)		1.04	(0.28)

Total from Investment Operations	0.60		(0.87)		0.22	(0.41)		1.44	0.20

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.13)		(0.47)	(0.39)		(0.61)	(0.67)
Net realized capital gains	—		(0.15)		(0.18)	—		—	—

Total Distributions	—		(0.28)		(0.65)	(0.39)		(0.61)	(0.67)

Net asset value, end of the period	$15.42		$14.82		$15.97	$16.40		$17.20	$16.37

Total return	4.05	%(b)(c)	(5.56	)%(c)	1.35%	(2.39)%		9.20%	0.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$383,553		$447,304		$682,624	$798,335		$995,211	$978,241
Net expenses	1.00	%(d)(e)	1.00	%(e)	0.98%	0.98%		0.97%	0.97%
Gross expenses	1.08	%(d)	1.03%		0.98%	0.98%		0.97%	0.97%
Net investment income	1.84	%(d)	1.81%		1.80%	1.72%		2.43%	2.84%
Portfolio turnover rate	60%		117%		143%	185	%(f)	102%	84%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The variation in the Fund’s turnover rate from 2012 to 2013 is due to an increase in TBA transactions. See Note 2 of Notes to Financial Statements.

	Global Bond Fund – Class N
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$15.01		$16.13	$16.56		$17.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.34	0.36		0.22
Net realized and unrealized gain (loss)	0.47		(1.17)	(0.08)		(0.56)

Total from Investment Operations	0.64		(0.83)	0.28		(0.34)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)	(0.53)		(0.28)
Net realized capital gains	—		(0.15)	(0.18)		—

Total Distributions	—		(0.29)	(0.71)		(0.28)

Net asset value, end of the period	$15.65		$15.01	$16.13		$16.56

Total return	4.26	%(b)	(5.22)%	1.70%		(1.97	)%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$41,865		$32,275	$27,993		$550
Net expenses	0.65	%(d)	0.63%	0.63	%(e)	0.70	%(d)(f)
Gross expenses	0.65	%(d)	0.63%	0.63	%(e)	0.83	%(d)
Net investment income	2.20	%(d)	2.20%	2.16%		2.01	%(d)
Portfolio turnover rate	60%		117%	143%		185%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

67  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$10.17		$10.33	$10.64		$12.18		$11.58		$11.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)(j)	0.06	0.15		0.09		0.11	(c)	0.46
Net realized and unrealized gain (loss)	0.36		(0.15)	(0.16)		(0.74)		0.92		0.55

Total from Investment Operations	0.36		(0.09)	(0.01)		(0.65)		1.03		1.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.07)	(0.20)		(0.19)		(0.28)		(0.53)
Net realized capital gains	—		—	(0.10)		(0.70)		(0.15)		—

Total Distributions	(0.02)		(0.07)	(0.30)		(0.89)		(0.43)		(0.53)

Net asset value, end of the period	$10.51		$10.17	$10.33		$10.64		$12.18		$11.58

Total return(d)	3.52	%(e)	(0.92)%	(0.02)%		(5.70)%		9.01%		9.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$22,484		$23,696	$24,480		$18,434		$23,771		$33,880
Net expenses(f)	0.40	%(g)	0.40%	0.40%		0.40%		0.40%		0.40%
Gross expenses	0.87	%(g)	0.80%	0.91%		0.91%		0.85%		1.08%
Net investment income (loss)	(0.03	)%(g)(j)	0.62%	1.41%		0.75	%(c)	0.95	%(c)	4.04%
Portfolio turnover rate	16%		135%	206	%(h)	56%		166	%(i)	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Net investment income is low relative to past years due to lower inflation and a low interest rate/yield environment.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to portfolio repositioning, as well as fluctuation in the level of fund assets due to shareholder flows.
(i)	The variation in the Fund’s turnover rate from 2011 to 2012 was primarily due to a change in the portfolio management team, as well as fluctuation in the level of fund assets due to shareholder flows.
(j)	Includes income reductions resulting from principal deflation adjustments during the period in the amount of $0.01 per share and 0.27% of average net assets. See Note 2b of Notes to Financial Statements.

See accompanying notes to financial statements.

|  68

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Retail Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$10.14		$10.31	$10.61		$12.15		$11.56		$11.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02	)(i)	0.08	0.14		(0.05)		0.04	(b)	0.35
Net realized and unrealized gain (loss)	0.35		(0.20)	(0.16)		(0.64)		0.96		0.63

Total from Investment Operations	0.33		(0.12)	(0.02)		(0.69)		1.00		0.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.05)	(0.18)		(0.15)		(0.26)		(0.51)
Net realized capital gains	—		—	(0.10)		(0.70)		(0.15)		—

Total Distributions	(0.01)		(0.05)	(0.28)		(0.85)		(0.41)		(0.51)

Net asset value, end of the period	$10.46		$10.14	$10.31		$10.61		$12.15		$11.56

Total return(c)	3.27	%(d)	(1.17)%	(0.15)%		(6.04)%		8.71%		9.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,827		$19,203	$5,700		$3,499		$3,169		$1,923
Net expenses(e)	0.65	%(f)	0.65%	0.65%		0.65%		0.65%		0.65%
Gross expenses	1.06	%(f)	1.03%	1.19%		1.23%		1.23%		1.31%
Net investment income (loss)	(0.49	)%(f)(i)	0.75%	1.36%		(0.44	)%(b)	0.35	%(b)	3.09%
Portfolio turnover rate	16%		135%	206	%(g)	56%		166	%(h)	20%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Net investment income is low relative to past years due to lower inflation and a low interest rate/yield environment.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to portfolio repositioning, as well as fluctuation in the level of fund assets due to shareholder flows.
(h)	The variation in the Fund’s turnover rate from 2011 to 2012 was primarily due to a change in the portfolio management team, as well as fluctuation in the level of fund assets due to shareholder flows.
(i)	Includes income reductions resulting from principal deflation adjustments during the period in the amount of $0.01 per share and 0.27% of average net assets. See Note 2b of Notes to Financial Statements.

See accompanying notes to financial statements.

69  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Institutional High Income Fund – Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$6.72		$8.15	$8.24	$7.74	$7.15	$8.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.40	0.42	0.46	0.46	0.50
Net realized and unrealized gain (loss)	(0.27)		(1.04)	0.43	0.57	0.75	(0.51)

Total from Investment Operations	(0.08)		(0.64)	0.85	1.03	1.21	(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)		(0.43)	(0.52)	(0.50)	(0.45)	(0.59)
Net realized capital gains	(0.22)		(0.36)	(0.42)	(0.03)	(0.17)	(0.33)

Total Distributions	(0.64)		(0.79)	(0.94)	(0.53)	(0.62)	(0.92)

Net asset value, end of the period	$6.00		$6.72	$8.15	$8.24	$7.74	$7.15

Total return	(0.85	)%(b)	(8.38)%	11.14%	14.17%	18.37%	(0.43)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$642,478		$630,422	$693,333	$664,866	$652,767	$429,621
Net expenses	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.69%
Gross expenses	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.69%
Net investment income	6.11	%(c)	5.45%	5.16%	5.76%	6.30%	6.37%
Portfolio turnover rate	8%		19%	29%	28%	21%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

	Intermediate Duration Bond Fund – Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$10.39		$10.39	$10.33	$10.80	$10.54	$10.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.22	0.24	0.21	0.22	0.30
Net realized and unrealized gain (loss)	0.02		0.04	0.12	(0.24)	0.40	0.04

Total from Investment Operations	0.14		0.26	0.36	(0.03)	0.62	0.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.25)	(0.27)	(0.27)	(0.28)	(0.37)
Net realized capital gains	(0.03)		(0.01)	(0.03)	(0.17)	(0.08)	—

Total Distributions	(0.15)		(0.26)	(0.30)	(0.44)	(0.36)	(0.37)

Net asset value, end of the period	$10.38		$10.39	$10.39	$10.33	$10.80	$10.54

Total return(b)	1.44	%(c)	2.42%	3.60%	(0.30)%	6.06%	3.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$128,554		$88,592	$66,759	$66,424	$75,588	$58,471
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.45	%(e)	0.47%	0.57%	0.48%	0.51%	0.57%
Net investment income	2.24	%(e)	2.15%	2.31%	1.97%	2.12%	2.83%
Portfolio turnover rate	65%		151%	134%	124%	82%	83%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  70

Financial Highlights – continued

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund – Retail Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$10.39		$10.39	$10.34	$10.80	$10.55	$10.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.20	0.22	0.18	0.20	0.27
Net realized and unrealized gain (loss)	0.03		0.03	0.11	(0.23)	0.39	0.04

Total from Investment Operations	0.13		0.23	0.33	(0.05)	0.59	0.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.22)	(0.25)	(0.24)	(0.26)	(0.34)
Net realized capital gains	(0.03)		(0.01)	(0.03)	(0.17)	(0.08)	—

Total Distributions	(0.14)		(0.23)	(0.28)	(0.41)	(0.34)	(0.34)

Net asset value, end of the period	$10.38		$10.39	$10.39	$10.34	$10.80	$10.55

Total return(b)	1.31	%(c)	2.17%	3.24%	(0.46)%	5.69%	3.00%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,742		$18,425	$5,931	$5,601	$3,084	$1,704
Net expenses(d)	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.70	%(e)	0.71%	0.85%	0.79%	0.84%	0.94%
Net investment income	2.00	%(e)	1.93%	2.07%	1.71%	1.91%	2.60%
Portfolio turnover rate	65%		151%	134%	124%	82%	83%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

	Investment Grade Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$11.81		$12.82	$12.82	$13.21	$12.52	$13.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.42	0.46	0.49	0.56	0.65
Net realized and unrealized gain (loss)	0.22		(0.88)	0.21	(0.21)	0.97	(0.17)

Total from Investment Operations	0.43		(0.46)	0.67	0.28	1.53	0.48

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.44)	(0.51)	(0.54)	(0.66)	(0.76)
Net realized capital gains	(0.12)		(0.11)	(0.16)	(0.13)	(0.18)	(0.64)

Total Distributions	(0.24)		(0.55)	(0.67)	(0.67)	(0.84)	(1.40)

Net asset value, end of the period	$12.00		$11.81	$12.82	$12.82	$13.21	$12.52

Total return	3.77	%(b)	(3.74)%	5.36%	2.14%	12.78%	3.82%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$485,618		$561,407	$611,607	$739,886	$690,693	$452,310
Net expenses	0.48	%(c)	0.48%	0.48%	0.47%	0.48%	0.49%
Gross expenses	0.48	%(c)	0.48%	0.48%	0.47%	0.48%	0.49%
Net investment income	3.65	%(c)	3.34%	3.52%	3.72%	4.44%	5.03%
Portfolio turnover rate	16%		26%	23%	25%	19%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

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1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Fixed Income Fund (the “Fixed Income Fund”)

Loomis Sayles Global Bond Fund (the “Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (the “Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (the “Institutional High Income Fund”)

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (the “Investment Grade Fixed Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund also offer Retail Class shares. In addition, Global Bond Fund offers Class N shares.

Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Effective November 2, 2015, Class N shares are offered to investors with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund and $3,000,000 for Fixed Income Fund, Institutional High Income Fund and Investment Grade Fixed Income Fund, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 distribution fees and, for Global Bond Fund Institutional Class and Retail Class, collectively, and Class N individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an

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independent pricing service are valued based on quotations obtained from broker-dealers. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, securities held by the funds were fair valued as follows:

Fund	Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
Fixed Income Fund	$21,559,550	1.8%	$4,959,354	0.4%
Global Bond Fund	3,353,852	0.2%	—	—
Institutional High Income Fund	15,620,937	2.4%	3,991,113	0.6%
Intermediate Duration Bond Fund	—	—	27,454	Less than 0.1%
Investment Grade Fixed Income Fund	12,135,194	2.5%	483,985	0.1%

1 Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

2 Fair valued by the Fund’s adviser.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the funds have net losses, reduce the amount of income available to be distributed by the funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax

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purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

During the six months ended March 31, 2016, the amount of income available to be distributed was reduced by the following amounts as a result of losses arising from changes in exchange rates:

Global Bond Fund	$22,458,486
Investment Grade Fixed Income Fund	$5,381,505

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swaptions. Certain Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

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Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

g.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

For the six months ended March 31, 2016, no swap agreements were held by the Funds.

h.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

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i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, foreign currency gains and losses, convertible bonds, paydown gains and losses, premium amortization, capital gain distributions received, return of capital distributions received, treasury inflation-protected bonds and contingent payment debt instruments. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, straddle deferrals, wash sales, convertible bonds, premium amortization, forward foreign currency and futures contracts mark-to-market, trust preferred securities, return of capital distributions received, contingent payment debt instruments and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2015 was as follows:

	2015 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$68,550,473	$47,206,392	$115,756,865
Global Bond Fund	29,469,272	10,620,770	40,090,042
Inflation Protected Securities Fund	244,073	—	244,073
Institutional High Income Fund	40,546,892	25,608,119	66,155,011
Intermediate Duration Bond Fund	2,124,550	—	2,124,550
Investment Grade Fixed Income Fund	22,367,076	5,501,170	27,868,246

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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As of September 30, 2015, the capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Fixed Income Fund	Global Bond Fund		Inflation Protected Securities Fund	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—		$(596,617)	$—	$—	$—
Long-term:
No expiration date	—	—		(1,263,205)	—	—	—

Total capital loss carryforward	$—	$—		$(1,859,822)	$—	$—	$—

Late-year ordinary and post-October capital loss deferrals	$—	$(26,469,151	)*	$—	$—	$—	$—

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Bond Fund has deferred foreign currency losses that occurred after October 31, 2014.

As of March 31, 2016, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
Unrealized appreciation (depreciation)
Investments	$(1,210,824)	$1,113,448	$708,654	$(37,372,641)	$329,444	$24,306,301
Foreign currency translations	(45,572,051)	(68,992,830)	—	(13,774,471)	—	(19,207,231)

Total unrealized appreciation (depreciation)	$(46,782,875)	$(67,879,382)	$708,654	$(51,147,112)	$329,444	$5,099,070

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

k.  Loan Participations. Each Fund may invest in loans to corporate, governmental or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

l.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  Due to/from Brokers. Transactions and positions in certain forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due to brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash or securities received as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts or delayed delivery securities. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

n.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned

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securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2016, none of the Funds had loaned securities under this agreement.

o.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016, at value:

Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$853,259	$1,628,948	(b)	$2,482,207
Chemicals	—	23,105,949	1,563,400	(c)	24,669,349
Finance Companies	615,042	57,180,667	120,000	(d)	57,915,709
Non-Agency Commercial Mortgage-Backed Securities	—	3,171,441	2,016,474	(d)	5,187,915
Retailers	—	5,808,497	1,238,015	(c)	7,046,512
Transportation Services	—	1,675,000	528,991	(c)	2,203,991
All Other Non-Convertible Bonds(a)	—	868,318,148	—		868,318,148

Total Non-Convertible Bonds	615,042	960,112,961	7,095,828		967,823,831

Convertible Bonds(a)	—	85,071,578	—		85,071,578
Municipals(a)	—	11,700,654	—		11,700,654

Total Bonds and Notes	615,042	1,056,885,193	7,095,828		1,064,596,063

|  78

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

Fixed Income Fund – continued

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3		Total
Senior Loans(a)	$—	$7,130,352	$—		$7,130,352
Preferred Stocks
Convertible Preferred Stocks
Midstream	182,404	114,262	165,395	(d)	462,061
REITs—Mortgage	—	130,328	—		130,328
All Other Convertible Preferred Stocks(a)	16,648,889	—	—		16,648,889

Total Convertible Preferred Stocks	16,831,293	244,590	165,395		17,241,278

Non-Convertible Preferred Stocks
Electric	—	737,754	—		737,754
All Other Non-Convertible Preferred Stocks(a)	1,827,195	—	—		1,827,195

Total Non-Convertible Preferred Stocks	1,827,195	737,754	—		2,564,949

Total Preferred Stocks	18,658,488	982,344	165,395		19,806,227

Common Stocks(a)	77,860,808	—	—		77,860,808
Short-Term Investments	—	29,507,875	—		29,507,875

Total	$97,134,338	$1,094,505,764	$7,261,223		$1,198,901,325

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

(c) Fair valued by the Fund’s adviser.

(d) Valued using broker-dealer bid prices.

Global Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
United States	$—	$480,029,532	$5,702,280	(b)	$485,731,812
All Other Bonds and Notes(a)	—	1,012,048,027	—		1,012,048,027

Total Bonds and Notes	—	1,492,077,559	5,702,280		1,497,779,839

Preferred Stocks(a)	4,719,412	—	—		4,719,412
Short-Term Investments	—	64,057,237	—		64,057,237

Total Investments	4,719,412	1,556,134,796	5,702,280		1,566,556,488

Forward Foreign Currency Contracts (unrealized appreciation)	—	4,682,922	—		4,682,922
Futures Contracts (unrealized appreciation)	541,772	—	—		541,772

Total	$5,261,184	$1,560,817,718	$5,702,280		$1,571,781,182

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(5,553,254)	$—	$(5,553,254)
Futures Contracts (unrealized depreciation)	(429,225)	—	—	(429,225)

Total	$(429,225)	$(5,553,254)	$—	$(5,982,479)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

For the six months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Inflation Protected Securities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$26,038,332	$—	$26,038,332
Purchased Swaptions(a)	—	3,344	—	3,344
Short-Term Investments	—	324,660	—	324,660

Total	$—	$26,366,336	$—	$26,366,336

79  |

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

Inflation Protected Securities Fund – continued

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions(a)	$—	$(628)	$—	$(628)
Futures Contracts (unrealized depreciation)	(3,035)	—	—	(3,035)

Total	$(3,035)	$(628)	$—	$(3,663)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Institutional High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$16,364,352	$1,399,136	(b)	$17,763,488
Chemicals	—	14,354,097	1,380,480	(c)	15,734,577
Finance Companies	—	19,313,222	400,000	(b)	19,713,222
Independent Energy	—	23,397,450	682,500	(b)(d)	24,079,950
Non-Agency Commercial Mortgage-Backed Securities	—	304,874	1,344,316	(b)	1,649,190
Retailers	—	12,204,959	1,889,662	(c)	14,094,621
Transportation Services	—	2,200,950	720,971	(c)	2,921,921
All Other Non-Convertible Bonds(a)	—	348,313,497	—		348,313,497

Total Non-Convertible Bonds	—	436,453,401	7,817,065		444,270,466

Convertible Bonds(a)	—	71,808,063	—		71,808,063
Municipals(a)	—	3,614,490	—		3,614,490

Total Bonds and Notes	—	511,875,954	7,817,065		519,693,019

Loan Participations(a)	—	—	671,343	(b)	671,343
Senior Loans(a)	—	10,342,648	—		10,342,648
Common Stocks(a)	70,704,470	—	—		70,704,470
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	32,894	707,117	(b)	740,011
REITs—Mortgage	—	894,755	—		894,755
All Other Convertible Preferred Stocks(a)	5,953,736	—	—		5,953,736

Total Convertible Preferred Stocks	5,953,736	927,649	707,117		7,588,502

Non-Convertible Preferred Stocks
REITs—Warehouse/Industrials	—	216,283	—		216,283
All Other Non-Convertible Preferred Stocks(a)	1,626,896	—	—		1,626,896

Total Non-Convertible Convertible Preferred Stocks	1,626,896	216,283	—		1,843,179

Total Preferred Stocks	7,580,632	1,143,932	707,117		9,431,681

Warrants(d)	—	—	—		—
Short-Term Investments	—	48,379,562	—		48,379,562

Total	$78,285,102	$571,742,096	$9,195,525		$659,222,723

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

(d) Includes securities fair valued at zero using level 3 inputs.

|  80

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$9,039,912	$368,095	(b)	$9,408,007
ABS Home Equity	—	1,707,892	27,454	(c)	1,735,346
Collateralized Mortgage Obligations	—	1,190,641	677,450	(b)	1,868,091
Non-Agency Commercial Mortgage-Backed Securities	—	14,145,011	234,725	(b)	14,379,736
All Other Non-Convertible Bonds(a)	—	112,486,933	—		112,486,933

Total Non-Convertible Bonds	—	138,570,389	1,307,724		139,878,113

Municipals(a)	—	858,856	—		858,856

Total Bonds and Notes	—	139,429,245	1,307,724		140,736,969

Short-Term Investments	—	10,765,312	—		10,765,312

Total	$—	$150,194,557	$1,307,724		$151,502,281

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$51,055	(c)	$51,055
ABS Other	—	11,656,692	3,438,710	(b)	15,095,402
Collateralized Mortgage Obligations	—	586,397	6,449	(c)	592,846
Non-Agency Commercial Mortgage-Backed Securities	—	12,591,614	2,732,267	(b)	15,323,881
Transportation Services	—	935,623	426,481	(c)	1,362,104
All Other Non-Convertible Bonds(a)	—	375,918,654	—		375,918,654

Total Non-Convertible Bonds	—	401,688,980	6,654,962		408,343,942

Convertible Bonds(a)	—	21,639,495	—		21,639,495
Municipals(a)	—	5,101,133	—		5,101,133

Total Bonds and Notes	—	428,429,608	6,654,962		435,084,570

Senior Loans(a)	—	1,878,133	—		1,878,133
Common Stocks(a)	19,077,770	—	—		19,077,770
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	59,723	(b)	59,723
All Other Convertible Preferred Stocks(a)	2,524,750	—	—		2,524,750

Total Convertible Preferred Stocks	2,524,750	—	59,723		2,584,473

Non-Convertible Preferred Stocks(a)	—	232,903	—		232,903

Total Preferred Stocks	2,524,750	232,903	59,723		2,817,376

Short-Term Investments	—	13,103,009	—		13,103,009

Total	$21,602,520	$443,643,653	$6,714,685		$471,960,858

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or March 31, 2016:

Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$2,620,751	$—	$—	$(804,406)	$—	$(187,397)	$—	$—	$1,628,948	$(874,066)
Chemicals	—	26,762	—	(1,826,550)	—	—	3,363,188	—	1,563,400	(1,826,550)
Finance Companies	—	51	—	(108,051)	—	—	228,000	—	120,000	(108,000)
Metals & Mining	832,714	—	—	—	—	—	—	(832,714)	—	—
Non-Agency Commercial Mortgage-Backed Securities	2,177,712	—	—	(152,832)	—	(8,406)	—	—	2,016,474	(152,763)
Oil Field Services	317,750	—	—	—	—	—	—	(317,750)	—	—
Retailers	1,207,488	3,542	—	26,985	—	—	—	—	1,238,015	26,985
Transportation Services	532,735	—	—	(3,744)	—	—	—	—	528,991	(3,744)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(441,876)	—	—	607,271	—	165,395	(441,876)

Total	$7,689,150	$30,355	$—	$(3,310,474)	$—	$(195,803)	$4,198,459	$(1,150,464)	$7,261,223	$(3,380,014)

Debt securities valued at $3,363,188 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $228,000 was transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $1,150,464 were transferred from Level 3 to Level 2 during the period ended March 31, 2016. At September 30, 2015, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At March 31, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $607,271 was transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

|  82

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

Global Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Canada	$3,432,506	$—	$(220,902)	$335,360	$—	$(3,546,964)	$—	$—	$—	$—
United States	5,708,550	—	—	(6,270)	—	—	—	—	5,702,280	(6,270)

Total	$9,141,056	$—	$(220,902)	$329,090	$—	$(3,546,964)	$—	$—	$5,702,280	$(6,270)

Institutional High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
Airlines	$1,492,764	$—	$—	$(27,647)	$—	$(65,981)	$—	$—	$1,399,136		$(18,740)
Chemicals	—	48,052	—	(1,736,540)	—	—	3,068,968	—	1,380,480		(1,736,540)
Finance Companies	—	167	—	(360,167)	—	—	760,000	—	400,000		(360,167)
Independent Energy	—	33,648	—	(33,739)	682,500	—	91	—	682,500	(a)	—
Metals & Mining	1,326,993	—	—	—	—	—	—	(1,326,993)	—		—
Non-Agency Commercial Mortgage-Backed Securities	1,451,808	—	—	(101,888)	—	(5,604)	—	—	1,344,316		(101,842)
Oil Field Services	1,916,750	—	—	—	—	—	—	(1,916,750)	—		—
Retailers	1,843,065	9,900	—	36,697	—	—	—	—	1,889,662		36,697
Transportation Services	786,339	—	10,848	(19,400)	—	(56,816)	—	—	720,971		(6,669)
Loan Participations
ABS Other	701,799	—	(151)	(10,122)	—	(20,183)	—	—	671,343		(10,172)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(1,120,684)	—	—	1,827,801	—	707,117		(1,120,684)
Warrants	—	—	—	—	—	—	—	—	—	(a)	—

Total	$9,519,518	$91,767	$10,697	$(3,373,490)	$682,500	$(148,584)	$5,656,860	$(3,243,743)	$9,195,525		$(3,318,117)

(a) Includes securities fair valued at zero using level 3 inputs.

Debt securities valued at $3,069,059 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $760,000 was transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $3,243,743 were transferred from Level 3 to Level 2 during the period ended March 31, 2016. At September 30, 2015, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At March 31, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Preferred stocks valued at $1,827,801 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with

83  |

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

the Fund’s valuation policies. At March 31, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$2	$11	$359,979	$(40,389)	$48,492	$—	$368,095	$11
ABS Home Equity	35,366	—	(33)	312	—	(8,191)	—	—	27,454	62
Collateralized Mortgage Obligations	—	—	—	—	677,450	—	—	—	677,450	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	2,989	231,736	—	—	—	234,725	2,989

Total	$35,366	$—	$(31)	$3,312	$1,269,165	$(48,580)	$48,492	$—	$1,307,724	$3,062

A debt security valued at $48,492 was transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$71,159	$—	$(3,711)	$534	$—	$(16,927)	$—	$—	$51,055	$(626)
ABS Other	3,983,601	—	581	(80,693)	—	(52,443)	—	(412,336)	3,438,710	(78,312)
Collateralized Mortgage Obligations	—	—	(31)	(335)	—	(1,118)	7,933	—	6,449	(335)
Non-Agency Commercial Mortgage-Backed Securities	2,735,916	—	—	(3,649)	—	—	—	—	2,732,267	(3,649)
Transportation Services	432,977	—	—	(6,496)	—	—	—	—	426,481	(6,496)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(159,559)	—	—	219,282	—	59,723	(159,559)

Total	$7,223,653	$—	$(3,161)	$(250,198)	$—	$(70,488)	$227,215	$(412,336)	$6,714,685	$(248,977)

A debt security valued at $412,336 was transferred from Level 3 to Level 2 during the period ended March 31, 2016. At September 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $7,933 was transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

|  84

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

A preferred stock valued at $219,282 was transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Global Bond Fund and Inflation Protected Securities Fund used during the period include forward foreign currency contracts, futures contracts and swaptions.

Inflation Protected Securities Fund may use interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the six months ended March 31, 2016, the Fund engaged in interest rate swaptions for this purpose.

Global Bond Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2016, Global Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

Global Bond Fund and Inflation Protected Securities Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage their duration without having to buy or sell portfolio securities. During the six months ended March 31, 2016, Global Bond Fund used futures contracts and Inflation Protected Securities Fund used interest rate swaptions to manage duration. Inflation Protected Securities Fund used futures contracts and interest rate swaptions to hedge against changes in interest rates.

The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2016, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]
Over-the-counter asset derivatives
Foreign exchange contracts	$4,682,922	$—
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	541,772

Total asset derivatives	$4,682,922	$541,772

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(5,553,254)	$—
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(429,225)

Total liability derivatives	$(5,553,254)	$(429,225)

1  Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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March 31, 2016 (Unaudited)

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2016, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$(3,761,777)	$—
Foreign exchange contracts	—	(312,826)

Total	$(3,761,777)	$(312,826)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$1,389,663	$—
Foreign exchange contracts	—	(5,140,110)

Total	$1,389,663	$(5,140,110)

2  Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

The following is a summary of derivative instruments for Inflation Protected Securities Fund as of March 31, 2016, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]
Over-the-counter asset derivatives
Interest rate contracts	$3,344

Liabilities	Swaptions written at value	Unrealized depreciation on futures contracts[2]
Over-the-counter liability derivatives
Interest rate contracts	$(628)	$—
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(3,035)

Total liability derivatives	$(628)	$(3,035)

1  Represents purchased swaptions, at value.

2  Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2016, as reflected within the Statements of Operations, were as follows:

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[3]	Swaptions written	Futures contracts
Interest rate contracts	$(43,705)	$17,664	$(3,035)

3  Represents change in unrealized appreciation (depreciation) for purchased swaptions during the period.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Global Bond Fund and Inflation Protected Securities Fund based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2016:

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	30.80%	20.28%
Highest Notional Amount Outstanding	50.31%	22.71%
Lowest Notional Amount Outstanding	24.55%	19.23%
Notional Amount Outstanding as of March 31, 2016	50.31%	22.71%

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

Inflation Protected Fund	Futures
Average Notional Amount Outstanding	0.13%
Highest Notional Amount Outstanding	1.07%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of March 31, 2016	1.07%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

The volume of interest rate swaption activity, as a percentage of net assets, for Inflation Protected Securities Fund, based on average premiums paid or received during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2016:

Inflation Protected Securities Fund	Interest Rate Call Swaptions Purchased	Interest Rate Call Swaptions Written
Average Premium Paid/Received	0.25%	0.11%
Highest Premium Paid/Received	0.29%	0.13%
Lowest Premium Paid/Received	0.26%	0.11%
Premium Paid/Received as of March 31, 2016	0.29%	0.13%

Swaptions outstanding at the end of the prior period are included in the average premium paid/received.

The following is a summary of Inflation Protected Securities Fund’s written interest rate swaption activity:

	Notional Amount	Premiums
Outstanding at September 30, 2015	$2,500,000	$34,250
Swaptions written	—	—
Swaptions terminated in closing purchase transactions	—	—

Outstanding at March 31, 2016	$2,500,000	$34,250

Over-the-counter derivatives, including forward foreign currency contracts and interest rate swaptions, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2016, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Bond Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$267,627	$(86,302)	$181,325	$(181,325)	$—
Citibank N.A.	835,130	(835,130)	—	—	—
Credit Suisse International	2,439,809	(2,439,809)	—	—	—
Morgan Stanley & Co.	1,136,609	(54,920)	1,081,689	(870,000)	211,689
UBS AG	3,747	(3,747)	—	—	—

	$4,682,922	$(3,419,908)	$1,263,014	$(1,051,325)	$211,689

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March 31, 2016 (Unaudited)

Global Bond Fund – continued

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(86,302)	$86,302	$—	$—	$—
Citibank N.A.	(1,992,969)	835,130	(1,157,839)	1,110,000	(47,839)
Credit Suisse International	(2,758,983)	2,439,809	(319,174)	319,174	—
Deutsche Bank AG	(175,754)	—	(175,754)	—	(175,754)
Morgan Stanley & Co.	(54,920)	54,920	—	—	—
UBS AG	(484,326)	3,747	(480,579)	377,951	(102,628)

	$(5,553,254)	$3,419,908	$(2,133,346)	$1,807,125	$(326,221)

Inflation Protected Securities Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$3,344	$(628)	$2,716	$—	$2,716

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(628)	$628	$—	$—	$—

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2016:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Bond Fund	$11,831,417	$5,553,059
Inflation Protected Securities Fund	3,344	2,716

These amounts include cash and U.S. government and agency securities received as collateral for Global Bond Fund of $1,143,937. U.S. government and agency securities received as collateral are valued in accordance with the Fund’s valuation policies and are recorded on the Statements of Assets and Liabilities.

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March 31, 2016 (Unaudited)

5.  Purchases and Sales of Securities. For the six months ended March 31, 2016, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$5,000,195	$78,003,947	$71,497,693	$63,919,060
Global Bond Fund	739,405,530	741,769,175	248,330,635	540,665,449
Inflation Protected Securities Fund	4,635,383	21,126,761	—	—
Institutional High Income Fund	25,013,672	15,285,000	60,910,861	33,784,214
Intermediate Duration Bond Fund	40,504,875	12,522,886	69,062,790	62,096,832
Investment Grade Fixed Income Fund	24,941,406	77,716,635	54,748,877	83,946,505

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2016, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.60%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%
Intermediate Duration Bond Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%	0.40%	0.40%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2016, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.75%	1.00%	0.70%
Inflation Protected Securities Fund	0.40%	0.65%	—
Institutional High Income Fund	0.75%	—	—
Intermediate Duration Bond Fund	0.40%	0.65%	—
Investment Grade Fixed Income Fund	0.55%	—	—

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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March 31, 2016 (Unaudited)

For the six months ended March 31, 2016, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Fixed Income Fund	$3,035,047	$—	$3,035,047	0.50%	0.50%
Global Bond Fund	4,735,939	—	4,735,939	0.56%	0.56%
Inflation Protected Securities Fund	36,879	36,879	—	0.25%	—
Institutional High Income Fund	1,824,020	—	1,824,020	0.60%	0.60%
Intermediate Duration Bond Fund	144,499	26,864	117,635	0.25%	0.20%
Investment Grade Fixed Income Fund	1,046,622	—	1,046,622	0.40%	0.40%

1 Management fee waivers are subject to possible recovery until September 30, 2017.

For the six months ended March 31, 2016, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Institutional Class	Retail Class	Class N	Total
Global Bond Fund	$455,256	$150,422	$—	$605,678

In addition, the investment adviser reimbursed non-class-specific expenses of Inflation Protected Securities Fund in the amount of $30,209 for the six months ended March 31, 20162.

2 Expense reimbursements are subject to possible recovery until September 30, 2017.

No expenses were recovered for any of the Funds during the six months ended March 31, 2016 under the terms of the expense agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

For the six months ended March 31, 2016, the distribution fees for each Fund were as follows:

Fund	Retail Class
Global Bond Fund	$516,965
Inflation Protected Securities Fund	8,582
Intermediate Duration Bond Fund	24,066

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

For the six months ended March 31, 2016, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Fixed Income Fund	$266,381
Global Bond Fund	371,887
Inflation Protected Securities Fund	6,475
Institutional High Income Fund	133,429
Intermediate Duration Bond Fund	25,393
Investment Grade Fixed Income Fund	114,771

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Bond Fund	$1,443,167
Inflation Protected Securities Fund	10,506
Institutional High Income Fund	3,093
Intermediate Duration Bond Fund	13,892

As of March 31, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	$35,770
Inflation Protected Securities Fund	274
Institutional High Income Fund	88
Intermediate Duration Bond Fund	311

Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000. All other Trustee fees remained unchanged.

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A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2016, Loomis Sayles owned shares equating to 5.88% of Inflation Protected Securities Fund and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Retirement Plan
Global Bond Fund	0.45%
Inflation Protected Securities Fund	15.94%
Institutional High Income Fund	2.66%
Intermediate Duration Bond Fund	0.91%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.   Payment by Affiliates. For the six months ended March 31, 2016, Loomis Sayles reimbursed Fixed Income Fund $4,383 and Investment Grade Fixed Income Fund $1,265 in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2016, Global Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Institutional Class	Retail Class	Class N
Transfer Agent Fees and Expenses	$1,107,004	$367,872	$245

Transfer agent fees and expenses attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2016, Global Bond Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $42,365,797 at a weighted average interest rate of 1.64%. Interest expense incurred (which is reflected in miscellaneous expenses in the Statements of Operations) was $3,860.

Effective April 14, 2016, the line of credit with State Street Bank and Trust Company expired, and the Funds, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

9.  Concentration of Risk. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of

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March 31, 2016 (Unaudited)

March 31, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts (including accounts owned by affiliates) representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Fixed Income Fund	2	16.42%	—	16.42%
Global Bond Fund	1	31.50%	—	31.50%
Inflation Protected Securities Fund	2	30.99%	21.82%	52.81%
Institutional High Income Fund	2	12.28%	—	12.28%
Intermediate Duration Bond Fund	6	55.89%	—	55.89%
Investment Grade Fixed Income Fund	2	20.85%	—	20.85%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts, or investment models where a shareholder account may be invested for a non-discretionary customer, are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Fixed Income Fund

	Six Months Ended March 31, 2016		Year Ended September 30, 2015

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	3,112,797	$39,388,910	7,578,053	$110,559,437
Issued in connection with the reinvestment of distributions	5,631,835	68,539,429	7,657,868	105,448,844
Redeemed	(9,407,019)	(119,802,995)	(10,927,998)	(149,585,121)

Increase (decrease) from capital share transactions	(662,387)	$(11,874,656)	4,307,923	$66,423,160

	Global Bond Fund

	Six Months Ended March 31, 2016		Year Ended September 30, 2015

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	6,966,197	$104,601,679	26,388,877	$413,652,643
Issued in connection with the reinvestment of distributions	—	—	1,664,577	26,297,178
Redeemed	(21,786,346)	(330,846,889)	(38,370,302)	(595,400,327)

Net change	(14,820,149)	$(226,245,210)	(10,316,848)	$(155,450,506)

Retail Class
Issued from the sale of shares	1,825,898	$27,014,530	5,417,060	$83,284,513
Issued in connection with the reinvestment of distributions	—	—	713,900	11,162,875
Redeemed	(7,138,860)	(106,164,010)	(18,692,966)	(285,905,721)

Net change	(5,312,962)	$(79,149,480)	(12,562,006)	$(191,458,333)

Class N
Issued from the sale of shares	609,809	$9,168,484	404,297	$6,188,648
Issued in connection with the reinvestment of distributions	—	—	32,616	515,369
Redeemed	(84,760)	(1,268,563)	(22,359)	(342,957)

Net change	525,049	$7,899,921	414,554	$6,361,060

Increase (decrease) from capital share transactions	(19,608,062)	$(297,494,769)	(22,464,300)	$(340,547,779)

93  |

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

11.  Capital Shares – continued

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2016		Year Ended September 30, 2015

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	173,159	$1,762,658	1,045,091	$10,909,078
Issued in connection with the reinvestment of distributions	3,744	37,658	14,391	146,404
Redeemed	(366,985)	(3,737,573)	(1,099,553)	(11,391,665)

Net change	(190,082)	$(1,937,257)	(40,071)	$(336,183)

Retail Class
Issued from the sale of shares	400,108	$4,053,064	2,403,561	$24,961,328
Issued in connection with the reinvestment of distributions	783	7,837	9,224	93,439
Redeemed	(1,929,258)	(19,767,281)	(1,071,383)	(11,152,954)

Net change	(1,528,367)	$(15,706,380)	1,341,402	$13,901,813

Increase (decrease) from capital share transactions	(1,718,449)	$(17,643,637)	1,301,331	$13,565,630

	Institutional High Income Fund

	Six Months Ended March 31, 2016		Year Ended September 30, 2015

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	10,613,287	$63,175,619	13,671,170	$97,738,097
Issued in connection with the reinvestment of distributions	9,032,267	52,567,796	8,207,097	58,434,535
Redeemed	(6,360,552)	(41,152,186)	(13,146,041)	(96,264,946)

Increase (decrease) from capital share transactions	13,285,002	$74,591,229	8,732,226	$59,907,686

	Intermediate Duration Bond Fund

	Six Months Ended March 31, 2016		Year Ended September 30, 2015

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	4,629,974	$47,660,982	4,218,161	$44,085,723
Issued in connection with the reinvestment of distributions	121,473	1,249,958	164,768	1,719,664
Redeemed	(891,646)	(9,176,917)	(2,280,808)	(23,952,128)

Net change	3,859,801	$39,734,023	2,102,121	$21,853,259

Retail Class
Issued from the sale of shares	360,335	$3,716,026	1,537,057	$16,023,946
Issued in connection with the reinvestment of distributions	26,460	272,223	18,774	195,640
Redeemed	(257,984)	(2,658,640)	(353,439)	(3,689,833)

Net change	128,811	$1,329,609	1,202,392	$12,529,753

Increase (decrease) from capital share transactions	3,988,612	$41,063,632	3,304,513	$34,383,012

|  94

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

11.  Capital Shares – continued

	Investment Grade Fixed Income Fund

	Six Months Ended March 31, 2016		Year Ended September 30, 2015

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	3,022,067	$35,968,043	7,899,784	$100,220,843
Issued in connection with the reinvestment of distributions	917,903	10,685,542	2,051,654	25,569,037
Redeemed	(11,014,019)	(127,946,476)	(10,127,811)	(125,654,728)

Increase (decrease) from capital share transactions	(7,074,049)	$(81,292,891)	(176,373)	$135,152

95  |

Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Semiannual Report

March 31, 2016

Portfolio Review	1
Portfolio of Investments	5
Financial Statements	24
Notes to Financial Statements	28

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSIOX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Objective

The Fund’s investment objective is high current income. Capital appreciation is the Fund’s secondary objective.

Average Annual Total Returns — March 31, 2016

	6 Months	1 Year	5 Years	10 Years

Institutional Class (Inception 4/12/04)	1.02%	-3.40%	5.64%	7.28%

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index[1]	1.22	-3.69	4.93	7.01

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, non-investment-grade, fixed-rate, taxable corporate bond market.

1  |

LOOMIS SAYLES SECURITIZED ASSET FUND

Managers	Symbol
Ian Anderson	Institutional Class	LSSAX
Alessandro Pagani, CFA®
Clifton V. Rowe, CFA®

Objective

The Fund’s investment objective is to seek a high level of current income consistent with capital preservation.

Average Annual Total Returns — March 31, 2016

	6 Months	1 Year	5 Years	10 Years

Institutional Class (Inception 3/2/06)	1.46%	2.49%	4.82%	6.30%

Comparative Performance
Barclays U.S. Securitized Bond Index[1]	1.87	2.44	3.29	4.71

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year are cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays U.S. Securitized Bond Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.

|  2

ADDITIONAL INFORMATION

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12-months ended June 30, 2015 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the Funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and NGAM Advisors, L.P. (“NGAM Advisors”) and to participants in “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or NGAM Advisors. The institutional investment advisory clients of Loomis Sayles and NGAM Advisors pay Loomis Sayles or NGAM Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to NGAM Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to NGAM Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.

The first line in each Fund’s table shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2015 through March 31, 2016.

The second line in each Fund’s table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles High Income Opportunities Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$1,010.20	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00

*   Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

Loomis Sayles Securitized Asset Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$1,014.60	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00

*   Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

|  4

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 93.7% of Net Assets

Non-Convertible Bonds – 88.9%

	ABS Home Equity – 2.3%
$165,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.941%, 6/17/2031, 144A(b)	$152,797
175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	170,646
63,909	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	64,516
97,137	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	98,085
310,850	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1, 6.000%, 10/25/2034	312,050
71,646	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	66,424
72,969	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	74,201
100,000	CAM Mortgage Trust LLC, Series 2015-1, Class M, 4.750%, 7/15/2064, 144A(b)	99,284
33,477	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.717%, 5/25/2035(b)	31,068
111,553	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.643%, 5/25/2035(b)	91,065
73,300	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 4.943%, 5/25/2035(b)	73,122
237,933	DSLA Mortgage Loan, Series 2005-AR5, Class 2A1A, 0.762%, 9/19/2045(b)	170,438
320,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 4.683%, 11/25/2023(b)	316,120
270,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.733%, 10/25/2027(b)	256,147
112,382	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.928%, 6/19/2035(b)	107,612
87,391	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.195%, 7/19/2035(b)	78,770
70,007	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.875%, 12/25/2034(b)	66,914
127,218	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.073%, 7/25/2045(b)	102,354
114,806	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.933%, 1/25/2036(b)(d)	66,177
Principal Amount	Description	Value (†)

	ABS Home Equity – continued
316,984	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 2.745%, 3/25/2035(b)	233,210
80,143	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	79,033
88,611	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	91,940
125,859	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.155%, 9/25/2046(b)	108,322
195,187	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.905%, 1/25/2047(b)	166,019

		3,076,314

	ABS Other – 0.2%
230,655	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	228,600
43,003	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	43,903

		272,503

	Aerospace & Defense – 2.9%
315,000	Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	326,812
45,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	47,250
90,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	94,163
690,000	KLX, Inc., 5.875%, 12/01/2022, 144A	686,550
1,425,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,353,750
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	416,000
350,000	Oshkosh Corp., 5.375%, 3/01/2025	352,625
265,000	TransDigm, Inc., 6.000%, 7/15/2022	264,006
225,000	TransDigm, Inc., 6.500%, 7/15/2024	223,245
185,000	TransDigm, Inc., 6.500%, 5/15/2025	180,838

		3,945,239

	Airlines – 2.2%
1,198,519	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	1,213,896
138,610	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	159,402
346,281	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	391,298
1,280,000	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025, 144A	1,094,106
65,447	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	65,447

		2,924,149

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Automotive – 2.4%
$115,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	$115,646
1,565,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	1,636,874
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	61,350
100,000	Goodyear Tire & Rubber Co. (The), 6.500%, 3/01/2021	105,250
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	342,400
415,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	385,950
585,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	582,075

		3,229,545

	Banking – 4.8%
600,000	Ally Financial, Inc., 3.500%, 1/27/2019	591,000
155,000	Ally Financial, Inc., 4.125%, 3/30/2020	153,838
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	19,650
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	1,002,050
1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,270,069
350,000	Deutsche Bank AG, 4.500%, 4/01/2025	304,203
1,335,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	1,250,151
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	416,817
265,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	268,392
1,210,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	1,283,527

		6,559,697

	Brokerage – 0.6%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	169,500
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	135,161
515,000	Jefferies Group LLC, 6.450%, 6/08/2027	542,798

		847,459

	Building Materials – 2.0%
670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	495,800
445,000	BMC Stock Holdings, Inc., 9.000%, 9/15/2018, 144A	464,469
320,000	Builders FirstSource, Inc., 7.625%, 6/01/2021, 144A	332,800
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	307,470
265,000	HD Supply, Inc., 5.250%, 12/15/2021, 144A	278,250
80,000	Masco Corp., 5.950%, 3/15/2022	88,000
15,000	Masco Corp., 7.750%, 8/01/2029	16,950
150,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	157,875
100,000	USG Corp., 5.500%, 3/01/2025, 144A	104,000
110,000	USG Corp., 5.875%, 11/01/2021, 144A	114,950
15,000	USG Corp., 9.750%, 1/15/2018	16,778
325,000	Vulcan Materials Co., 4.500%, 4/01/2025	333,937

		2,711,279

Principal Amount	Description	Value (†)

	Cable Satellite – 7.2%
690,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	691,725
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	408,000
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	72,100
85,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	86,488
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/01/2023	238,625
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	629,956
575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	586,500
540,000	CSC Holdings LLC, 5.250%, 6/01/2024	481,275
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	46,215
25,000	CSC Holdings LLC, 7.625%, 7/15/2018	27,000
445,000	CSC Holdings LLC, 7.875%, 2/15/2018	477,262
625,000	DISH DBS Corp., 5.000%, 3/15/2023	551,562
440,000	DISH DBS Corp., 5.125%, 5/01/2020	436,700
480,000	DISH DBS Corp., 5.875%, 7/15/2022	454,800
500,000	DISH DBS Corp., 5.875%, 11/15/2024	458,750
300,000	Neptune Finco Corp., 10.125%, 1/15/2023, 144A	321,000
300,000	Neptune Finco Corp., 10.875%, 10/15/2025, 144A	325,500
115,000	Sirius XM Radio, Inc., 5.750%, 8/01/2021, 144A	120,319
1,320,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,371,982
265,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2021	280,900
875,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	875,000
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	206,000
565,000	Ziggo Bond Finance BV, 5.875%, 1/15/2025, 144A	553,700

		9,701,359

	Chemicals – 0.7%
150,000	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	159,000
805,000	Hercules, Inc., 6.500%, 6/30/2029	627,900
195,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/01/2020	200,850

		987,750

	Construction Machinery – 0.5%
115,000	United Rentals North America, Inc., 4.625%, 7/15/2023	114,281
290,000	United Rentals North America, Inc., 5.750%, 11/15/2024	290,000
255,000	United Rentals North America, Inc., 6.125%, 6/15/2023	263,288

		667,569

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Consumer Cyclical Services – 1.3%
$330,000	IHS, Inc., 5.000%, 11/01/2022	$341,962
460,000	Interval Acquisition Corp., 5.625%, 4/15/2023, 144A	461,150
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	294,263
645,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	635,325

		1,732,700

	Diversified Manufacturing – 0.1%
75,000	Entegris, Inc., 6.000%, 4/01/2022, 144A	76,125

	Electric – 2.3%
300,000	AES Corp. (The), 5.500%, 4/15/2025	289,125
315,000	Calpine Corp., 7.875%, 1/15/2023, 144A	333,900
23,970	CE Generation LLC, 7.416%, 12/15/2018	22,172
150,000	Dynegy, Inc., 6.750%, 11/01/2019	149,250
190,000	Dynegy, Inc., 7.375%, 11/01/2022	175,750
200,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	200,280
1,695,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,885,688

		3,056,165

	Environmental – 0.2%
195,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	193,538
110,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	114,400

		307,938

	Finance Companies – 5.8%
150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019	149,250
570,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021	582,466
220,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	225,500
375,000	Aircastle Ltd., 5.125%, 3/15/2021	390,469
410,000	Aircastle Ltd., 5.500%, 2/15/2022	427,679
30,000	Aircastle Ltd., 7.625%, 4/15/2020	33,900
220,000	International Lease Finance Corp., 5.875%, 8/15/2022	238,700
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	47,981
70,000	International Lease Finance Corp., 8.250%, 12/15/2020	81,725
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	306,637
135,000	iStar, Inc., 4.000%, 11/01/2017	131,625
195,000	iStar, Inc., 4.875%, 7/01/2018	188,419
585,000	iStar, Inc., 5.000%, 7/01/2019	561,600
75,000	iStar, Inc., 5.850%, 3/15/2017	76,500
245,000	iStar, Inc., 6.500%, 7/01/2021	238,569
55,000	iStar, Inc., 7.125%, 2/15/2018	55,688
Principal Amount	Description	Value (†)

	Finance Companies – continued
865,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	756,875
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	208,687
30,000	Navient Corp., MTN, 6.125%, 3/25/2024	25,800
65,000	Navient LLC, 4.875%, 6/17/2019	62,725
185,000	Navient LLC, 5.500%, 1/25/2023	157,250
835,000	Navient LLC, MTN, 5.500%, 1/15/2019	820,387
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	137,388
870,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	843,900
395,000	Springleaf Finance Corp., 5.250%, 12/15/2019	377,225
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	274,708
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	106,150
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	204,500
102,000	Stearns Holdings LLC, 9.375%, 8/15/2020, 144A	99,705

		7,812,008

	Financial Other – 1.2%
450,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	432,000
860,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	816,140
388,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	381,210

		1,629,350

	Food & Beverage – 0.5%
260,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	294,450
120,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	122,700
265,000	WhiteWave Foods Co. (The), 5.375%, 10/01/2022	285,206

		702,356

	Gaming – 1.8%
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026, 144A	155,625
485,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020	504,400
1,755,000	MGM Resorts International, 6.000%, 3/15/2023	1,816,425

		2,476,450

	Government Owned – No Guarantee – 1.0%
650,000	Petrobras Global Finance BV, 4.875%, 3/17/2020	540,930
610,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	504,244
260,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	207,922
60,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	43,140

		1,296,236

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Health Insurance – 0.5%
$721,000	WellCare Health Plans, Inc., 5.750%, 11/15/2020	$746,235

	Healthcare – 5.5%
135,000	Amsurg Corp., 5.625%, 7/15/2022	139,050
215,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	194,037
390,000	ExamWorks Group, Inc., 5.625%, 4/15/2023	397,800
1,095,000	Fresenius Medical Care U.S. Finance II, Inc., 4.125%, 10/15/2020, 144A	1,116,900
55,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	55,894
300,000	HCA Holdings, Inc., 6.250%, 2/15/2021	322,500
655,000	HCA, Inc., 5.375%, 2/01/2025	662,166
430,000	HCA, Inc., 7.050%, 12/01/2027	440,750
35,000	HCA, Inc., 7.500%, 12/15/2023	37,100
790,000	HCA, Inc., 7.500%, 11/06/2033	845,300
40,000	HCA, Inc., 7.690%, 6/15/2025	43,000
40,000	HCA, Inc., 8.360%, 4/15/2024	44,600
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	221,400
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	21,400
135,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	140,738
70,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	69,475
190,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	181,925
140,000	LifePoint Health, Inc., 5.500%, 12/01/2021	146,300
50,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	52,000
180,000	Team Health, Inc., 7.250%, 12/15/2023, 144A	192,600
490,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	469,175
1,145,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	923,156
445,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	456,681
285,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	289,987

		7,463,934

	Home Construction – 2.4%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)(f)(c)	2
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(g)	178,100
385,000	Lennar Corp., 4.750%, 11/15/2022	385,962
1,180,000	Lennar Corp., 4.750%, 5/30/2025	1,159,350
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	700,200
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	504,900
380,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	377,150
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(e)(f)(c)	2

		3,305,666

	Independent Energy – 6.5%
1,035,000	Antero Resources Corp., 5.125%, 12/01/2022	939,262
75,000	Antero Resources Corp., 5.375%, 11/01/2021	69,375
Principal Amount	Description	Value (†)

	Independent Energy – continued
100,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	70,500
1,015,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	682,587
220,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	58,300
500,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	140,000
30,000	California Resources Corp., 5.000%, 1/15/2020	6,900
640,000	California Resources Corp., 5.500%, 9/15/2021	140,800
310,000	California Resources Corp., 6.000%, 11/15/2024	69,750
920,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	322,000
5,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	1,775
70,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	23,800
100,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	38,500
185,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	72,150
110,000	Concho Resources, Inc., 5.500%, 10/01/2022	108,075
300,000	Concho Resources, Inc., 5.500%, 4/01/2023	294,000
310,000	Continental Resources, Inc., 3.800%, 6/01/2024	244,900
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	66,900
480,000	Continental Resources, Inc., 5.000%, 9/15/2022	413,700
445,000	Eclipse Resources Corp., 8.875%, 7/15/2023, 144A	231,400
100,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	71,000
105,000	Halcon Resources Corp., 8.875%, 5/15/2021	18,375
270,000	Halcon Resources Corp., 9.750%, 7/15/2020	47,925
85,000	Matador Resources Co., 6.875%, 4/15/2023	81,388
250,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	147,500
140,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	84,525
465,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	274,350
834,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	617,160
220,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	167,750
580,000	QEP Resources, Inc., 5.250%, 5/01/2023	504,600
220,000	QEP Resources, Inc., 5.375%, 10/01/2022	193,050
5,000	QEP Resources, Inc., 6.875%, 3/01/2021	4,588
380,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020, 144A(h)	49,400

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$660,000	Rice Energy, Inc., 6.250%, 5/01/2022	$574,200
370,000	RSP Permian, Inc., 6.625%, 10/01/2022	364,450
200,000	Sanchez Energy Corp., 6.125%, 1/15/2023	108,000
60,000	Sanchez Energy Corp., 7.750%, 6/15/2021	35,250
280,000	SM Energy Co., 5.000%, 1/15/2024	193,813
230,000	SM Energy Co., 5.625%, 6/01/2025	159,779
170,000	SM Energy Co., 6.125%, 11/15/2022	123,930
135,000	SM Energy Co., 6.500%, 11/15/2021	99,562
15,000	SM Energy Co., 6.500%, 1/01/2023	10,575
250,000	Southwestern Energy Co., 4.950%, 1/23/2025	171,250
200,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	14,000
270,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	186,975
755,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	502,075

		8,800,144

	Industrial Other – 0.1%
130,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	132,925

	Integrated Energy – 0.1%
400,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A(f)(g)	68,000
415,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A(f)(g)	70,550

		138,550

	Life Insurance – 0.3%
430,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	439,675

	Local Authorities – 0.2%
315,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	322,711

	Lodging – 0.6%
385,000	Felcor Lodging LP, 5.625%, 3/01/2023	392,700
400,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	414,480

		807,180

	Media Entertainment – 1.8%
660,000	AMC Networks, Inc., 4.750%, 12/15/2022	661,650
830,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	761,525
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	80,962
540,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	537,300
383,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	386,830
45,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	46,125

		2,474,392

Principal Amount	Description	Value (†)

	Metals & Mining – 3.1%
405,000	Alcoa, Inc., 5.400%, 4/15/2021	411,456
235,000	Alcoa, Inc., 5.900%, 2/01/2027	223,250
50,000	Alcoa, Inc., 6.750%, 1/15/2028	48,735
390,000	Anglo American Capital PLC, 4.125%, 9/27/2022, 144A	316,875
395,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	320,937
150,000	ArcelorMittal, 7.750%, 3/01/2041	128,250
930,000	ArcelorMittal, 8.000%, 10/15/2039	809,100
600,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	432,372
160,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(f)(g)	4,800
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	117,250
355,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	237,850
870,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	593,775
75,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	45,938
165,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	127,050
340,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	324,700

		4,142,338

	Midstream – 4.5%
365,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	318,507
120,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	110,400
55,000	Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023	51,029
80,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	72,479
35,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	27,495
150,000	MPLX LP, 4.500%, 7/15/2023, 144A	138,326
430,000	MPLX LP, 4.875%, 12/01/2024, 144A	396,992
340,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	205,700
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	221,250
195,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	172,056
175,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	174,887
130,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	126,294
160,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	106,400
175,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 11/15/2023	113,750
825,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	793,031
160,000	Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	152,000

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Midstream – continued
$335,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	$319,506
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	190,856
985,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	930,214
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	43,875
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018	299,250
345,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	318,263
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	101,325
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	14,700
80,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	79,600
525,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	518,438
135,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	120,150

		6,116,773

	Non-Agency Commercial Mortgage-Backed Securities – 1.4%
590,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.638%, 5/15/2018, 144A(b)(g)	590,000
650,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.794%, 8/10/2045(b)	619,276
385,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(b)	387,265
250,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.715%, 4/12/2049(b)	251,850

		1,848,391

	Oil Field Services – 0.3%
60,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	39,503
135,000	Ensco PLC, 5.750%, 10/01/2044	66,825
20,000	Global Marine, Inc., 7.000%, 6/01/2028	9,500
85,000	Noble Holding International Ltd., 5.250%, 3/15/2042	42,301
155,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(f)(g)	40,688
310,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(f)(g)	82,925
15,000	Parker Drilling Co., 6.750%, 7/15/2022	10,800
155,000	Transocean, Inc., 4.300%, 10/15/2022	85,637

		378,179

Principal Amount	Description	Value (†)

	Packaging – 0.9%
545,000	Ball Corp., 4.375%, 12/15/2020	565,437
325,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	333,125
360,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	327,150

		1,225,712

	Pharmaceuticals – 2.1%
200,000	Grifols Worldwide Operations Ltd., 5.250%, 4/01/2022	205,500
1,065,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	883,950
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	300,000
95,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	74,694
115,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	90,562
1,390,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,089,412
15,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	13,613
220,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	179,300

		2,837,031

	Property & Casualty Insurance – 0.4%
420,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	413,700
135,000	HUB International Ltd., 9.250%, 2/15/2021, 144A	140,063

		553,763

	Refining – 0.0%
75,000	Western Refining, Inc., 6.250%, 4/01/2021	66,563

	Retailers – 1.6%
125,000	CVS Health Corp., 4.750%, 12/01/2022, 144A	140,267
165,000	CVS Health Corp., 5.000%, 12/01/2024, 144A	189,162
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	526,750
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	86,037
280,000	Foot Locker, Inc., 8.500%, 1/15/2022(e)	315,131
160,000	GameStop Corp., 5.500%, 10/01/2019, 144A	153,600
125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	123,750
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	528,312
40,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	40,500
225,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	32,625

		2,136,134

	Supermarkets – 0.7%
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	397,362
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,538

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Supermarkets – continued
$10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	$9,600
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	519,675

		931,175

	Technology – 7.8%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	112,888
2,305,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,449,062
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	298,700
251,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	202,055
70,000	CommScope Technologies Finance LLC, 6.000%, 6/15/2025, 144A	70,656
50,000	CommScope, Inc., 4.375%, 6/15/2020, 144A	51,375
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	141,050
395,000	Equinix, Inc., 4.875%, 4/01/2020	408,627
150,000	Equinix, Inc., 5.375%, 1/01/2022	156,188
140,000	Equinix, Inc., 5.375%, 4/01/2023	144,900
1,360,000	First Data Corp., 7.000%, 12/01/2023, 144A	1,373,600
575,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	470,062
695,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	559,475
215,000	Micron Technology, Inc., 5.500%, 2/01/2025	174,284
190,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	150,100
175,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	192,063
190,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	196,175
675,000	NXP BV/NXP Funding LLC, 4.625%, 6/15/2022, 144A	692,719
655,000	Open Text Corp., 5.625%, 1/15/2023, 144A	668,100
335,000	Qorvo, Inc., 6.750%, 12/01/2023, 144A	345,888
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	585,005
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	241,169
205,000	Western Digital Corp., 7.375%, 4/01/2023, 144A(i)	209,100
660,000	Western Digital Corp., 10.500%, 4/01/2024, 144A(i)	661,650

		10,554,891

	Transportation Services – 0.3%
185,000	APL Ltd., 8.000%, 1/15/2024(g)	123,950
5,521	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(e)	5,617
112,646	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)(j)	115,181
115,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	108,891

		353,639

Principal Amount	Description	Value (†)

	Wireless – 4.1%
220,000	Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	210,650
970,000	Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	954,558
500,000	Crown Castle International Corp., 5.250%, 1/15/2023	539,375
1,185,000	Numericable-SFR SAS, 6.000%, 5/15/2022, 144A	1,155,375
496,000	Sprint Capital Corp., 6.875%, 11/15/2028	362,080
1,060,000	Sprint Corp., 7.250%, 9/15/2021	809,575
585,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	604,012
580,000	T-Mobile USA, Inc., 6.633%, 4/28/2021	606,100
395,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	373,275

		5,615,000

	Wirelines – 3.7%
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	20,260
270,000	CenturyLink, Inc., 6.450%, 6/15/2021	273,542
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	204,050
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	11,475
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	169,788
480,000	Frontier Communications Corp., 10.500%, 9/15/2022, 144A	492,000
640,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	660,800
95,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	96,069
645,000	Level 3 Financing, Inc., 5.250%, 3/15/2026, 144A	649,837
110,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	111,706
35,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	35,438
385,000	Level 3 Financing, Inc., 6.125%, 1/15/2021	403,287
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	398,400
5,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,753
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	382,500
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	303,952
630,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	645,750
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	94,939

		4,958,546

	Total Non-Convertible Bonds
	(Identified Cost $127,045,215)	120,361,738

Convertible Bonds – 4.8%

	Building Materials – 1.2%
835,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	738,975
165,000	KB Home, 1.375%, 2/01/2019	152,213
365,000	Lennar Corp., 3.250%, 11/15/2021	752,812

		1,644,000

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Consumer Cyclical Services – 0.0%
$10,000	Macquarie Infrastructure Corp., 2.875%, 7/15/2019	$11,044

	Consumer Products – 0.3%
550,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	374,000

	Diversified Operations – 0.3%
485,000	RWT Holdings, Inc., 5.625%, 11/15/2019	438,622

	Energy – 0.2%
475,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	281,734

	Healthcare – 0.2%
240,000	Brookdale Senior Living, Inc., 2.750%, 6/15/2018	228,900

	Leisure – 0.6%
900,000	Rovi Corp., 0.500%, 3/01/2020	857,565

	Metals & Mining – 0.6%
740,000	RTI International Metals, Inc., 1.625%, 10/15/2019	774,225

	Midstream – 0.2%
185,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	117,012
250,000	Whiting Petroleum Corp., 1.250%, 4/01/2020, 144A	145,469

		262,481

	Pharmaceuticals – 0.5%
27,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	31,269
511,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	605,855

		637,124

	REITs – Mortgage – 0.0%
20,000	Redwood Trust, Inc., 4.625%, 4/15/2018	18,725

	Technology – 0.7%
410,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	406,157
305,000	LinkedIn Corp., 0.500%, 11/01/2019	276,216
90,000	MercadoLibre, Inc., 2.250%, 7/01/2019	101,081
325,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	221,406

		1,004,860

	Total Convertible Bonds
	(Identified Cost $6,872,459)	6,533,280

	Total Bonds and Notes
	(Identified Cost $133,917,674)	126,895,018

Senior Loans – 0.1%

	Chemicals – 0.1%
153,838	Chemours Co. (The), Term Loan B, 3.750%, 5/12/2022(b) (Identified Cost $153,163)	146,530

Shares	Description	Value (†)

Preferred Stocks – 1.3%

Convertible Preferred Stocks – 0.9%

	Midstream – 0.1%
641	Chesapeake Energy Corp., 5.750%(k)	$114,335
13	Chesapeake Energy Corp., 5.750%, 144A(k)	2,319
90	Chesapeake Energy Corp., 5.750%(k)	15,581

		132,235

	Pharmaceuticals – 0.8%
1,174	Allergan PLC, Series A, 5.500%	1,079,070

	REITs – Mortgage – 0.0%
554	iStar, Inc., Series J, 4.500%	23,246

	Total Convertible Preferred Stocks
	(Identified Cost $1,692,486)	1,234,551

Non-Convertible Preferred Stocks – 0.4%

	Banking – 0.4%
4,733	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	120,502
13,577	SunTrust Banks, Inc., Series E, 5.875%	350,287

		470,789

	Total Non-Convertible Preferred Stocks
	(Identified Cost $457,750)	470,789

	Total Preferred Stocks
	(Identified Cost $2,150,236)	1,705,340

Common Stocks – 0.0%

	Energy Equipment & Services – 0.0%
2,515	Hercules Offshore, Inc.(k)	6,036

	Oil, Gas & Consumable Fuels – 0.0%
5,700	Rex Energy Corp.(k)	4,379

	Total Common Stocks
	(Identified Cost $500,891)	10,415

Warrants – 0.0%
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(e)(k) (Identified Cost $0)	—

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 3.6%
$1,849	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.000% to be repurchased at $1,849 on 4/01/2016 collateralized by $1,900 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $1,935 including accrued interest (Note 2 of Notes to Financial Statements)	$1,849
4,879,911	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $4,879,915 on 4/01/2016 collateralized by $4,900,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $4,979,625 including accrued interest (Note 2 of Notes to Financial Statements)	4,879,911

	Total Short-Term Investments
	(Identified Cost $4,881,760)	4,881,760

	Total Investments – 98.7%
	(Identified Cost $141,603,724)(a)	133,639,063
	Other assets less liabilities—1.3%	1,718,342

	Net Assets – 100.0%	$135,357,405

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2016, the net unrealized depreciation on investments based on a cost of $141,759,039 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,002,705
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,122,681)

	Net unrealized depreciation	$(8,119,976)

(b)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(c)	Illiquid security. At March 31, 2016, the value of these securities amounted to $4 or less than 0.0% of net assets.
(d)	The issuer is making partial payments with respect to principal.
(e)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of these securities amounted to $435,933 or 0.3% of net assets. See Note 2 of Notes to Financial Statements.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Illiquid security. At March 31, 2016, the value of these securities amounted to $1,159,013 or 0.9% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(j)	Maturity has been extended under the terms of a plan of reorganization.
(k)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $48,393,041 or 35.8% of net assets.
ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2016 (Unaudited)

Technology	8.5%
Cable Satellite	7.2
Independent Energy	6.5
Finance Companies	5.8
Healthcare	5.7
Banking	5.2
Midstream	4.8
Wireless	4.1
Wirelines	3.7
Metals & Mining	3.7
Pharmaceuticals	3.4
Building Materials	3.2
Aerospace & Defense	2.9
Home Construction	2.4
Automotive	2.4
ABS Home Equity	2.3
Electric	2.3
Airlines	2.2
Other Investments, less than 2% each	18.8
Short-Term Investments	3.6

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 122.9% of Net Assets

	ABS Car Loan – 12.6%
$1,070,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	$1,068,020
3,700,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020(b)	3,714,085
1,840,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021	1,841,560
1,275,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021	1,286,142
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	638,285
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	2,630,048
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	299,194
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A(b)	4,373,689
1,845,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	1,844,147
128,904	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	128,787
4,686,443	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A(b)	4,661,555
870,000	CarMax Auto Owner Trust, Series 2013-4, Class B, 1.710%, 7/15/2019	872,338
1,835,000	CarNow Auto Receivables Trust, Series 2015-1A, Class C, 3.880%, 4/15/2020, 144A	1,767,348
3,376,229	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	3,340,177
381,259	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	380,475
4,000,000	CPS Auto Receivables Trust, Series 2014-C, Class B, 2.670%, 8/17/2020, 144A(b)	3,978,166
2,225,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	2,149,261
1,610,000	CPS Auto Receivables Trust, Series 2015-B, Class C, 4.200%, 5/17/2021, 144A	1,596,939
1,745,000	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,755,389
933,134	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	932,566
Principal Amount	Description	Value (†)

	ABS Car Loan – continued
450,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class B, 2.290%, 4/15/2022, 144A	447,354
3,240,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A(b)	3,235,461
4,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A(b)	4,001,981
5,680,000	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A(b)	5,637,252
1,900,000	Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.380%, 11/15/2021, 144A	1,891,304
2,010,000	Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.910%, 5/17/2021, 144A	2,014,417
3,700,000	DT Auto Owner Trust, Series 2014-2A, Class C, 2.460%, 1/15/2020, 144A	3,699,308
1,240,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	1,222,405
2,340,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	2,314,875
1,975,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	1,973,889
2,294,280	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A(b)	2,287,868
4,200,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A(b)	4,152,499
1,048,739	First Investors Auto Owner Trust, Series 2012-2A, Class B, 2.470%, 5/15/2018, 144A	1,049,234
15,417	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	15,412
2,000,000	First Investors Auto Owner Trust, Series 2014-1A, Class B, 2.260%, 1/15/2020, 144A	1,996,782
1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	1,883,755
3,500,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,501,352
5,530,000	Flagship Credit Auto Trust, Series 2014-2, Class B, 2.840%, 11/16/2020, 144A(b)	5,427,009
1,535,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	1,495,482
1,390,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,408,222
3,900,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A(b)	3,935,249

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$8,605,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A(b)	$8,521,762
4,415,000	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A(b)	4,410,215
2,240,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class B, 1.450%, 5/15/2019	2,237,779
7,120,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020(b)	7,163,485
1,940,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/2021	1,937,073
145,308	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	145,279
859,039	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	858,489
1,820,000	Westlake Automobile Receivables Trust, Series 2014-2A, Class C, 2.240%, 4/15/2020, 144A	1,813,023
1,515,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.290%, 9/15/2021, 144A	1,514,697

		121,451,083

	ABS Credit Card – 1.8%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022	2,031,065
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020(b)	5,119,629
9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(b)	9,611,578
1,000,000	World Financial Network Credit Card Master Trust, Series 2012-C, Class M, 3.320%, 8/15/2022	1,029,968

		17,792,240

	ABS Home Equity – 3.6%
435,000	American Homes 4 Rent, 5.036%, 10/17/2045, 144A	421,070
2,897,533	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	2,858,762
1,500,000	Colony American Homes, Series 2014-1A, Class B, 1.791%, 5/17/2031, 144A(c)	1,452,391
141,676	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.468%, 7/25/2021(c)(d)	138,241
158,895	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	161,446
694,076	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)(d)	670,290
Principal Amount	Description	Value (†)

	ABS Home Equity – continued
2,855,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 2.633%, 2/25/2024(c)	2,850,438
6,025,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.283%, 10/25/2027(b)(c)	5,959,054
4,577,148	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.787%, 5/19/2034(b)(c)	4,508,230
2,025,000	Home Partners of America Trust, Series 2016-1, Class D, 3.741%, 3/17/2033, 144A(c)	1,950,279
1,746,058	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(c)	1,744,430
181,507	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.461%, 7/25/2035(c)(d)	166,091
1,417,000	Progress Residential Trust, Series 2015-SFR3, 4.673%, 11/12/2032, 144A	1,393,098
24,792	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)	23,512
116,961	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)	113,167
563,427	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)	522,006
259,394	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043(c)	245,669
3,201,045	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(b)(c)	3,128,291
2,485,177	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	2,501,645
4,967,928	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.542%, 11/25/2036(c)	4,398,712

		35,206,822

	ABS Other – 4.7%
1,000,000	Ascentium Equipment Receivables LLC, Series 2014-1A, Class C, 2.460%, 11/13/2018, 144A	1,003,336
69,837	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	69,819
1,266,734	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	1,181,452
2,133,450	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	2,100,488
1,193,147	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	1,199,122

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$551,867	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	$541,489
920,637	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	919,274
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(b)	8,901,448
4,160,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A	4,223,349
3,266,745	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	3,302,003
4,543,564	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(b)	4,500,855
328,968	Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	332,911
601,297	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	603,633
246,907	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	243,228
2,151,900	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	2,146,097
1,147,223	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	1,132,424
1,729,792	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,641,379
666,108	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	634,893
4,220,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A(b)	3,939,553
4,085,667	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A(b)	3,843,731
2,505,765	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.936%, 7/15/2041, 144A(c)	2,527,605

		44,988,089

	ABS Student Loan – 2.3%
3,066,279	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.575%, 7/01/2024(c)	3,038,057
172,413	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	174,141
783,431	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1.683%, 8/25/2032, 144A(c)	771,120
8,085,000	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(b)	7,774,137
10,615,506	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.619%, 7/25/2025(b)(c)	10,521,346

		22,278,801

Principal Amount	Description	Value (†)

	Agency Commercial Mortgage-Backed Securities – 3.8%
1,992,341	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.377%, 11/25/2022(c)	1,992,495
149,332,435	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.363%, 2/25/2023(c)(e)	2,876,292
6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)(c)	6,635,296
88,029,339	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.259%, 4/25/2023(b)(c)(e)	1,283,089
35,206,708	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.794%, 10/25/2023(c)(e)	1,627,916
12,316,609	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.194%, 3/25/2024(c)(e)	912,930
39,952,224	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.739%, 9/25/2024(c)(e)	2,022,002
46,014,847	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.378%, 3/25/2025(c)(e)	1,341,356
75,132,792	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.164%, 5/25/2025(c)(e)	1,096,112
37,735,801	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.615%, 7/25/2025(c)(e)	1,707,451
21,801,018	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.334%, 8/25/2025(c)(e)	583,262
23,854,859	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.553%, 9/25/2025(c)(e)	1,019,235
17,886,363	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.679%, 11/25/2025(c)(e)	896,593
9,810,000	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 1.031%, 12/25/2025(c)(e)	674,723
3,672,680	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.438%, 1/25/2023(c)(e)	241,868

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$52,843,579	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.315%, 8/25/2025(c)(e)	$1,011,120
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)(c)	4,974,949
2,000,000	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(c)	2,338,741
22,775,160	Government National Mortgage Association, Series 2014-86, Class IO, 0.884%, 4/16/2056(c)(e)	1,388,629
15,303,094	Government National Mortgage Association, Series 2014-101, Class IO, 0.911%, 4/16/2056(c)(e)	1,053,704
14,816,910	Government National Mortgage Association, Series 2015-68, Class IO, 0.853%, 7/16/2057(c)(e)	1,031,411

		36,709,174

	Collateralized Mortgage Obligations – 19.5%
178,771	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)(d)	202,994
152,882	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(b)	173,323
1,604,695	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 13.910%, 6/15/2023(c)	2,028,196
531,287	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033	569,456
264,080	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(b)(d)(e)	63,180
328,631	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 8.417%, 11/15/2033(c)	362,409
5,868,994	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 0.686%, 10/15/2034(b)(c)	5,883,731
7,444,567	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(b)	8,519,116
10,450,319	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 6.764%, 5/15/2036(b)(c)(e)	2,453,911
3,021,254	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class B1, 5.814%, 2/15/2038(c)(d)(e)	555,642
2,071,412	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.549%, 6/15/2048(b)(c)(e)	2,062,282
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	520,201
2,393,843	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.247%, 12/15/2036(b)(c)(e)	2,515,330
Principal Amount	Description	Value (†)

	Collateralized Mortgage Obligations – continued
2,213,369	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 0.936%, 12/15/2037(c)	2,225,155
386,055	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 9.028%, 1/15/2041(c)	449,554
589,415	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 8.323%, 2/15/2041(c)	631,182
3,006,302	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 0.836%, 5/15/2037(c)	3,017,134
1,626,861	Federal Home Loan Mortgage Corp., REMIC, Series 3866, Class DF, 1.886%, 5/15/2041(c)	1,634,267
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 21.819%, 8/15/2040(b)(c)	3,715,927
1,230,384	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class AF, 1.439%, 5/15/2043(c)	1,194,452
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	746,004
660,808	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)	733,819
785,365	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)	857,150
886,783	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(b)(d)(e)	184,831
2,062,406	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 0.836%, 11/15/2040(c)	2,062,496
409,361	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 6.817%, 1/25/2024(c)(d)(e)	60,272
255,875	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(b)(d)(e)	3,955
215,407	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 6.867%, 8/25/2036(c)(d)(e)	44,184
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(b)	1,048,886
2,998,798	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.556%, 8/25/2038(b)(c)	3,223,108
746,861	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.791%, 11/25/2038(c)	792,926
1,771,383	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 3.026%, 3/25/2039(b)(c)	1,748,057
180,001	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	190,720

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$665,843	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 3.914%, 12/25/2039(c)	$676,497
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 7.274%, 11/25/2040(c)	535,134
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 5.492%, 3/25/2043(c)	945,632
770,590	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 4.934%, 4/25/2033(c)	840,390
6,597,865	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.717%, 8/25/2042(b)(c)(e)	1,219,566
3,872,884	Federal National Mortgage Association, REMIC, Series 2013-57, Class QF, 1.439%, 6/25/2043(b)(c)	3,734,801
2,783,707	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.433%, 7/25/2043(c)	2,667,393
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.091%, 7/25/2043(c)	2,057,207
279,374	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)	287,961
2,389,516	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(c)	2,583,791
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	755,212
1,141,523	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(b)(d)(e)	208,749
246,669	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)(e)	58,530
236,054	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(b)(d)(e)	46,495
1,270,067	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(b)(d)(e)	300,700
2,665,436	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(b)(d)(e)	518,860
1,066,583	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(b)(d)(e)	218,713
705,824	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(b)(d)(e)	146,925
1,403,830	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(b)(d)(e)	293,937
633,655	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(b)(d)(e)	136,866
Principal Amount	Description	Value (†)

	Collateralized Mortgage Obligations – continued
777,320	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(b)(d)(e)	177,783
890,716	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(b)(d)(e)	206,541
892,963	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(b)(d)(e)	170,353
427,762	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)(e)	78,836
622,507	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(b)(d)(e)	118,506
388,641	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)(e)	73,892
108,205	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(b)(d)(e)	20,557
951,381	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)(e)	160,677
3,218,991	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)(e)	589,054
1,060,730	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(b)(d)(e)	210,816
968,558	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)(e)	170,223
509,496	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(b)(d)(e)	99,207
88,652	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)(e)	16,700
11,373,173	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.414%, 12/25/2021(c)(e)	723,689
5,190,823	Government National Mortgage Association, Series 2006-46, Class IO, 0.421%, 4/16/2046(c)(d)(e)	81,875
6,721,157	Government National Mortgage Association, Series 2006-51, Class IO, 0.457%, 8/16/2046(b)(c)(d)(e)	204,259
238,232	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)	294,070
14,874,783	Government National Mortgage Association, Series 2009-114, Class IO, 0.159%, 10/16/2049(c)(d)(e)	217,847
410,920	Government National Mortgage Association, Series 2010-49, Class IA, 1.511%, 10/16/2052(c)(d)(e)	26,710
15,020,218	Government National Mortgage Association, Series 2010-124, Class X, 0.363%, 12/16/2052(b)(c)(d)(e)	313,924

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$812,789	Government National Mortgage Association, Series 2010-H20, Class AF, 0.755%, 10/20/2060(c)	$801,489
14,069,187	Government National Mortgage Association, Series 2011-119, Class IO, 0.899%, 8/16/2051(c)(e)	555,859
50,594,911	Government National Mortgage Association, Series 2011-121, Class IO, 0.881%, 6/16/2043(b)(c)(e)	1,482,643
29,223,911	Government National Mortgage Association, Series 2011-161, Class IO, 0.953%, 4/16/2045(c)(e)	1,120,459
11,777,466	Government National Mortgage Association, Series 2011-38, Class IO, 0.108%, 4/16/2053(b)(c)(d)(e)	284,667
4,356,173	Government National Mortgage Association, Series 2011-53, Class IO, 0.444%, 5/16/2051(b)(c)(d)(e)	149,057
1,438,142	Government National Mortgage Association, Series 2011-H01, Class AF, 0.875%, 11/20/2060(c)	1,420,119
693,439	Government National Mortgage Association, Series 2011-H21, Class FT, 1.170%, 10/20/2061(c)	694,383
23,530,561	Government National Mortgage Association, Series 2012-23, Class IO, 1.104%, 6/16/2053(b)(c)(e)	1,005,666
29,127,983	Government National Mortgage Association, Series 2012-55, Class IO, 0.970%, 4/16/2052(b)(c)(e)	1,165,446
18,856,741	Government National Mortgage Association, Series 2012-70, Class IO, 0.591%, 8/16/2052(b)(c)(d)(e)	712,056
21,500,130	Government National Mortgage Association, Series 2012-79, Class IO, 0.881%, 3/16/2053(c)(e)	1,196,839
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.369%, 9/16/2050(c)(e)	1,396,803
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.269%, 9/16/2050(c)(e)	1,013,323
64,568,135	Government National Mortgage Association, Series 2012-142, Class IO, 1.082%, 4/16/2054(b)(c)(e)	3,480,151
9,028,211	Government National Mortgage Association, Series 2012-H08, Class FA, 1.025%, 1/20/2062(b)(c)	8,971,660
2,636,325	Government National Mortgage Association, Series 2012-H20, Class BA, 0.985%, 9/20/2062(c)	2,615,313
362,554	Government National Mortgage Association, Series 2012-H24, Class FE, 1.025%, 10/20/2062(c)	360,923
5,036,815	Government National Mortgage Association, Series 2012-H26, Class BA, 0.775%, 10/20/2062(b)(c)	4,972,928
3,139,181	Government National Mortgage Association, Series 2012-H30, Class GA, 0.775%, 12/20/2062(c)	3,095,467
Principal Amount	Description	Value (†)

	Collateralized Mortgage Obligations – continued
6,586,402	Government National Mortgage Association, Series 2013-175, Class IO, 0.841%, 5/16/2055(c)(d)(e)	308,951
25,434,898	Government National Mortgage Association, Series 2013-H16, Class AI, 1.611%, 7/20/2063(c)(e)	1,635,385
16,590,161	Government National Mortgage Association, Series 2013-H18, Class EI, 1.704%, 7/20/2063(c)(e)	1,343,637
3,048,710	Government National Mortgage Association, Series 2013-H18, Class JI, 1.379%, 8/20/2063(c)(d)(e)	174,129
340,691	Government National Mortgage Association, Series 2013-H22, Class FT, 1.120%, 4/20/2063(c)	344,095
44,904,316	Government National Mortgage Association, Series 2014-24, Class IX, 0.816%, 1/16/2054(b)(c)(e)	2,349,151
42,343,890	Government National Mortgage Association, Series 2014-70, Class IO, 1.212%, 3/16/2049(b)(c)(e)	2,697,031
47,114,252	Government National Mortgage Association, Series 2014-130, Class IB, 0.949%, 8/16/2054(b)(c)(e)	2,904,071
558,937	Government National Mortgage Association, Series 2014-160, Class ST, 6.500%, 10/20/2044(c)	608,074
16,606,663	Government National Mortgage Association, Series 2014-H03, Class FS, 1.075%, 2/20/2064(b)(c)	16,508,795
4,758,129	Government National Mortgage Association, Series 2014-H05, Class FB, 1.025%, 12/20/2063(b)(c)	4,722,670
4,088,809	Government National Mortgage Association, Series 2014-H06, Class FA, 0.995%, 3/20/2064(b)(c)	4,056,686
7,748,955	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.605%, 6/20/2064(b)(c)	9,114,172
3,799,417	Government National Mortgage Association, Series 2014-H14, Class FA, 0.925%, 7/20/2064(b)(c)	3,749,567
2,790,974	Government National Mortgage Association, Series 2014-H15, Class FA, 0.925%, 7/20/2064(c)	2,750,353
2,893,988	Government National Mortgage Association, Series 2015-39, Class SN, 3.691%, 3/20/2045(c)	3,051,796
324,190	Government National Mortgage Association, Series 2015-63, Class TB, 5.000%, 5/20/2045(c)	326,436
444,388	Government National Mortgage Association, Series 2015-159, Class TC, 6.500%, 9/20/2045(c)(d)	437,020
1,959,557	Government National Mortgage Association, Series 2015-180, Class HT, 5.000%, 8/20/2045(c)	1,944,654
1,506,807	Government National Mortgage Association, Series 2015-180, Class TB, 5.000%, 9/20/2045(c)	1,529,788
6,764,778	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(b)	6,815,908

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$2,479,521	Government National Mortgage Association, Series 2015-H29, Class FA, 1.125%, 10/20/2065(c)	$2,480,052
101,539	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.591%, 9/20/2065(c)(d)	117,678
1,777,309	Government National Mortgage Association, Series 2015-H30, Class FA, 1.105%, 11/20/2065(c)	1,775,820
614,474	Government National Mortgage Association, Series 2016-9, Class SB, 8.816%, 10/20/2045(c)	623,057
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	1,804,568
5,040,000	Government National Mortgage Association, Series 2016-H06, Class FC, 1.345%, 2/20/2066(c)	5,021,100

		188,352,623

	Hybrid ARMs – 1.9%
112,706	FHLMC, 2.505%, 1/01/2035(b)(c)	118,717
2,395,427	FHLMC, 2.507%, 6/01/2035(b)(c)	2,516,464
324,403	FHLMC, 2.596%, 1/01/2036(b)(c)	342,443
2,205,022	FHLMC, 3.069%, 2/01/2037(b)(c)	2,358,815
643,807	FNMA, 2.244%, 2/01/2037(b)(c)	667,274
242,371	FNMA, 2.295%, 10/01/2035(b)(c)	249,739
2,141,217	FNMA, 2.495%, 8/01/2038(b)(c)	2,263,723
1,055,083	FNMA, 2.545%, 9/01/2034(b)(c)	1,106,253
4,888,730	FNMA, 2.547%, 9/01/2037(b)(c)	5,155,351
2,844,386	FNMA, 2.613%, 6/01/2034(c)	2,993,106
459,367	FNMA, 2.619%, 9/01/2036(b)(c)	483,745

		18,255,630

	Mortgage Related – 49.0%
4,750,250	FHLMC, 3.500%, with various maturities from 2042 to 2046(f)	4,983,986
94,095	FHLMC, 5.000%, 9/01/2035(b)	103,979
3,554,095	FNMA, 4.000%, with various maturities from 2041 to 2052(f)	3,797,671
1,416,420	FNMA, 4.500%, 2/01/2041	1,542,686
649,222	FNMA, 5.500%, 8/01/2034(b)	744,338
7,904	FNMA, 6.000%, 10/01/2034(b)	9,113
17,200,000	FNMA (TBA), 3.000%, 5/01/2046(g)	17,607,155
109,045,000	FNMA (TBA), 3.500%, 5/01/2046(g)	114,139,450
121,695,000	FNMA (TBA), 4.000%, 5/01/2046(g)	129,833,353
742,083	GNMA, 0.951%, 8/20/2063(c)	738,636
2,161,461	GNMA, 2.110%, 2/20/2061(c)	2,246,925
496,779	GNMA, 2.157%, 7/20/2060(c)	516,493
420,643	GNMA, 2.160%, 9/20/2060(c)	437,871
2,959,424	GNMA, 2.438%, 2/20/2063(b)(c)	3,106,664
1,282,809	GNMA, 2.782%, 6/20/2065(c)	1,356,541
1,680,978	GNMA, 4.479%, 2/20/2062	1,785,758
2,167,757	GNMA, 4.487%, 4/20/2063	2,343,762
2,194,041	GNMA, 4.491%, 4/20/2063	2,377,714
1,854,080	GNMA, 4.506%, 1/20/2062	1,963,950
511,172	GNMA, 4.519%, 1/20/2063	551,665
Principal Amount	Description	Value (†)

	Mortgage Related – continued
3,248,433	GNMA, 4.521%, 12/20/2061(b)	3,432,205
970,157	GNMA, 4.524%, 7/20/2062	1,035,902
780,054	GNMA, 4.527%, 1/20/2064	836,865
4,765,418	GNMA, 4.533%, 6/20/2064(b)	5,322,085
1,219,064	GNMA, 4.534%, 6/20/2062	1,291,011
2,052,940	GNMA, 4.556%, with various maturities from 2061 to 2066(f)	2,201,731
4,500,902	GNMA, 4.565%, 3/20/2062(b)	4,765,289
4,002,357	GNMA, 4.567%, 12/20/2064(b)	4,482,496
6,245,823	GNMA, 4.568%, 7/20/2065(b)	7,052,244
470,321	GNMA, 4.570%, 10/20/2061	494,629
911,766	GNMA, 4.576%, 9/20/2063	999,906
4,542,598	GNMA, 4.577%, 6/20/2063(b)	4,940,215
474,262	GNMA, 4.578%, 11/20/2061	498,236
977,618	GNMA, 4.600%, 10/20/2061	1,027,090
959,317	GNMA, 4.616%, 7/20/2062	1,027,198
967,996	GNMA, 4.626%, 6/20/2062	1,030,306
1,329,237	GNMA, 4.627%, 6/20/2061	1,395,882
648,493	GNMA, 4.630%, 3/20/2062	686,881
902,034	GNMA, 4.649%, 11/20/2063	994,885
2,774,771	GNMA, 4.654%, with various maturities from 2061 to 2062(f)	2,925,098
9,691,889	GNMA, 4.659%, 2/20/2062(b)	10,265,220
11,618,649	GNMA, 4.670%, 12/20/2061(b)	12,262,772
5,322,181	GNMA, 4.671%, 10/20/2061(b)	5,606,431
662,604	GNMA, 4.684%, 1/20/2062	699,373
1,391,155	GNMA, 4.685%, 8/20/2061	1,456,168
1,853,079	GNMA, 4.689%, 5/20/2064	2,094,793
6,432,809	GNMA, 4.700%, with various maturities in 2061(b)(f)	6,754,817
595,825	GNMA, 4.709%, 12/20/2063	663,261
2,609,263	GNMA, 4.720%, 6/20/2061	2,731,911
666,900	GNMA, 4.749%, 11/20/2063	705,154
3,540,507	GNMA, 4.767%, 7/20/2063(b)	3,736,897
911,523	GNMA, 4.798%, 5/20/2061	953,146
1,241,483	GNMA, 4.808%, 8/20/2062	1,312,577
4,135,562	GNMA, 4.810%, 5/20/2061(b)	4,324,941
803,886	GNMA, 4.951%, 1/20/2062	860,691
294,143	GNMA, 5.500%, with various maturities in 2059(f)	302,954
1,334,676	GNMA, 6.514%, 5/20/2061	1,384,392
31,100,000	GNMA (TBA), 3.500%, 5/01/2046(g)	32,800,781
4,530,226	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(b)	4,566,108
2,571,671	Government National Mortgage Association, Series 2013-H13, Class SI, 1.288%, 6/20/2063(c)(d)(e)	151,214
25,040,556	Government National Mortgage Association, Series 2014-H24, Class HI, 0.918%, 11/20/2064(c)(e)	1,087,699
12,076,188	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.635%, 10/20/2064(b)(c)	14,570,977
18,110,043	Government National Mortgage Association, Series 2015-H04, Class FL, 0.895%, 2/20/2065(b)(c)	17,843,295
6,450,918	Government National Mortgage Association, Series 2015-H05, Class FA, 0.725%, 4/20/2061(b)(c)	6,388,796

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$2,728,341	Government National Mortgage Association, Series 2015-H12, Class FL, 0.655%, 5/20/2065(c)	$2,684,677
711,832	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.032%, 3/20/2065(c)	810,998

		473,647,907

	Non-Agency Commercial Mortgage-Backed Securities – 23.7%
48,880	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	48,882
1,124,849	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	1,113,138
1,268,592	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,311,568
901,028	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	919,508
3,208,451	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049(b)	3,271,027
12,385,916	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.836%, 12/15/2027, 144A(b)(c)	12,292,638
3,076,000	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, 1.636%, 2/15/2031, 144A(c)	3,041,910
4,221,257	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047(b)(c)	4,321,074
48,180	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.845%, 6/10/2046(c)	48,128
1,325,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,393,356
3,010,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 1.237%, 3/15/2029, 144A(c)	2,938,440
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,256,271
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	2,811,067
2,797,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 4.187%, 5/13/2031, 144A(c)(h)	2,750,604
5,380,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class SV1, 2.286%, 10/15/2031, 144A(c)(h)	5,373,038
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities – continued
8,255,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(b)	8,841,829
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049(b)(c)	5,344,307
5,108,771	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.699%, 6/15/2039(b)(c)	5,224,062
1,407,892	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.941%, 9/15/2039(c)	1,458,730
8,231,550	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)(c)	8,491,279
4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.067%, 2/15/2041(b)(c)	4,286,249
3,400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.036%, 12/05/2031, 144A(c)	3,440,995
2,655,366	GP Portfolio Trust, Series 2014-GPP, Class A, 1.386%, 2/15/2027, 144A(c)	2,606,100
7,366,007	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(b)	7,517,142
10,927,727	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049(b)	11,360,436
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.435%, 12/10/2027, 144A(b)(c)	5,243,722
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)(c)	5,921,515
10,994,202	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.794%, 8/10/2045(b)(c)	11,324,178
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(b)	3,799,597
3,205,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047(b)	3,434,021
6,465,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.336%, 10/15/2029, 144A(b)(c)	6,397,291
3,787,642	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(b)(c)	3,785,051
2,853,702	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,903,735
2,482,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.743%, 6/15/2049(c)	2,538,940

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,081,388	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	$1,103,544
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	1,729,499
3,445,097	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.416%, 7/15/2031, 144A(b)(c)	3,427,147
4,640,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 4.936%, 7/15/2036, 144A(b)(c)	4,516,878
4,018,947	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048(b)	4,094,018
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)(c)	7,678,145
6,460,141	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049(b)	6,697,896
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(b)	3,604,191
484,999	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.715%, 4/12/2049(b)(c)	484,102
6,531,950	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044(b)	6,785,014
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)(c)	9,348,516
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.318%, 6/15/2044, 144A(c)	1,066,353
21,636	PFP III Ltd., Series 2014-1, Class A, 1.606%, 6/14/2031, 144A(c)	21,605
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(c)	3,421,116
680,000	SCG Trust, Series 2013-SRP1, Class A, 1.836%, 11/15/2026, 144A(c)	675,816
905,000	SCG Trust, Series 2013-SRP1, Class B, 2.936%, 11/15/2026, 144A(c)	882,319
2,100,000	Starwood Retail Property Trust, Inc., 1.656%, 11/15/2027, 144A(c)	2,068,711
6,500,000	Starwood Retail Property Trust, Inc., 2.086%, 11/15/2027, 144A(b)(c)	6,326,298
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities – continued
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	2,471,151
6,815,591	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046(b)	7,014,930
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(b)	4,178,089
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047(b)	4,942,631

		229,347,797

	Total Bonds and Notes
	(Identified Cost $1,191,158,980)	1,188,030,166

Short-Term Investments – 7.6%
31,000,000	Federal Home Loan Bank Discount Notes, 0.390%, 5/27/2016(b)(i)	30,987,476

42,607,686	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $42,607,722 on 4/01/2016 collateralized by $42,765,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $43,459,931 including accrued interest (Notes 2 of Notes to Financial Statements)	42,607,686

	Total Short-Term Investments
	(Identified Cost $73,588,880)	73,595,162

	Total Investments – 130.5%
	(Identified Cost $1,264,747,860)(a)	1,261,625,328
	Other assets less liabilities—(30.5)%	(294,621,300)

	Net Assets – 100.0%	$967,004,028

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2016, the net unrealized depreciation on investments based on a cost of $1,264,747,860 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,587,023
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,709,555)

	Net unrealized depreciation	$(3,122,532)

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

(c)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(d)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of these securities amounted to $10,244,742 or 1.1% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(h)	Illiquid security. At March 31, 2016, the value of these securities amounted to $8,123,642 or 0.8% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $242,073,144 or 25.0% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

At March 31, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2016	385	$50,200,391	$(99,765)
30 Year U.S. Treasury Bond	6/21/2016	61	10,030,687	(54,452)
Ultra Long U.S. Treasury Bond	6/21/2016	56	9,661,750	(111,241)

Total				$(265,458)

At March 31, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2016	273	$59,718,750	$47,485
5 Year U.S. Treasury Note	6/30/2016	551	66,761,399	119,495

Total				$166,980

Industry Summary at March 31, 2016 (Unaudited)

Mortgage Related	49.0%
Non-Agency Commercial Mortgage-Backed Securities	23.7
Collateralized Mortgage Obligations	19.5
ABS Car Loan	12.6
ABS Other	4.7
Agency Commercial Mortgage-Backed Securities	3.8
ABS Home Equity	3.6
ABS Student Loan	2.3
Other Investments, less than 2% each	3.7
Short-Term Investments	7.6

Total Investments	130.5
Other assets less liabilities (including futures contracts)	(30.5)

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$141,603,724	$1,264,747,860
Net unrealized depreciation	(7,964,661)	(3,122,532)

Investments at value	133,639,063	1,261,625,328
Cash	678,363	42,880
Due from brokers (Note 2)	—	920,000
Receivable for Fund shares sold	204,153	1,578,459
Receivable for securities sold	102,477	—
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	303,751,005
Collateral received for delayed delivery securities (Note 2)	—	75,000
Dividends and interest receivable	1,888,458	3,274,387
Receivable for variation margin on futures contracts (Note 2)	—	121,113

TOTAL ASSETS	136,512,514	1,571,388,172

LIABILITIES
Payable for securities purchased	215,318	6,092,184
Payable for when-issued/delayed delivery securities purchased (Note 2)	865,000	597,617,144
Payable for Fund shares redeemed	74,791	599,816
Due to brokers (Note 2)	—	75,000

TOTAL LIABILITIES	1,155,109	604,384,144

NET ASSETS	$135,357,405	$967,004,028

NET ASSETS CONSIST OF:
Paid-in capital	$143,931,260	$972,897,849
Undistributed net investment income	495,777	35,497
Accumulated net realized gain (loss) on investments, futures contracts and swap agreements	(1,104,971)	(2,708,308)
Net unrealized depreciation on investments, futures contracts and swap agreements	(7,964,661)	(3,221,010)

NET ASSETS	$135,357,405	$967,004,028

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$135,357,405	$967,004,028

Shares of beneficial interest	13,732,197	91,903,103

Net asset value, offering and redemption price per share	$9.86	$10.52

See accompanying notes to financial statements.

|  24

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$3,703,009	$17,193,576
Dividends	93,646	—

Investment income	3,796,655	17,193,576

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND SWAP AGREEMENTS
Net realized gain (loss) on:
Investments	(929,575)	6,587,206
Futures contracts	(178,082)	2,307,111
Swap agreements	(12,050)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,981,497)	(11,621,705)
Futures contracts	94,209	(323,519)
Swap agreements	155,510	—

Net realized and unrealized gain (loss) on investments, futures contracts and swap agreements	(2,851,485)	(3,050,907)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$945,170	$14,142,669

See accompanying notes to financial statements.

25  |

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Investment income	$3,796,655	$5,611,702	$17,193,576	$31,304,527
Net realized gain (loss) on investments, futures contracts and swap agreements	(1,119,707)	1,281,433	8,894,317	12,737,624
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(1,731,778)	(9,407,119)	(11,945,224)	(8,233,795)

Net increase (decrease) in net assets resulting from operations	945,170	(2,513,984)	14,142,669	35,808,356

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(3,988,729)	(5,404,902)	(22,356,676)	(45,553,367)
Net realized capital gains
Institutional Class	(452,100)	—	—	—

Total distributions	(4,440,829)	(5,404,902)	(22,356,676)	(45,553,367)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	18,684,771	58,743,789	30,009,862	130,545,963

Net increase in net assets	15,189,112	50,824,903	21,795,855	120,800,952
NET ASSETS
Beginning of the period	120,168,293	69,343,390	945,208,173	824,407,221

End of the period	$135,357,405	$120,168,293	$967,004,028	$945,208,173

UNDISTRIBUTED NET INVESTMENT INCOME	$495,777	$687,851	$35,497	$5,198,597

See accompanying notes to financial statements.

|  26

Financial Highlights

For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$10.11		$10.92	$10.53	$10.35	$9.36	$9.92

Income (loss) from Investment Operations:
Net investment income(a)	0.28		0.55	0.62	0.67	0.72	0.74
Net realized and unrealized gain (loss)	(0.20)		(0.81)	0.43	0.25	1.01	(0.52)

Total from Investment Operations	0.08		(0.26)	1.05	0.92	1.73	0.22

Less Distributions From:
Net investment income	(0.30)		(0.55)	(0.66)	(0.74)	(0.74)	(0.78)
Net realized capital gains	(0.03)		—	—	—	—	—

Total Distributions	(0.33)		(0.55)	(0.66)	(0.74)	(0.74)	(0.78)

Net asset value, end of the period	$9.86		$10.11	$10.92	$10.53	$10.35	$9.36

Total return	1.02	%(b)	(2.61)%	10.01%	9.19%	19.24%	1.81%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$135,357		$120,168	$69,343	$78,102	$74,121	$61,645
Net expenses(c)	—		—	—	—	—	—
Gross expenses(c)	—		—	—	—	—	—
Net investment income	5.79	%(d)	5.12%	5.70%	6.33%	7.28%	7.22%
Portfolio turnover rate	12%		28%	41%	41%	30%	33%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.

	Securitized Asset Fund – Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$10.62		$10.73	$10.73	$11.39	$11.13	$10.99

Income (loss) from Investment Operations:
Net investment income(a)	0.19		0.37	0.41	0.41	0.45	0.41
Net realized and unrealized gain (loss)	(0.04	)(b)	0.06	0.14	(0.33)	0.55	0.19

Total from Investment Operations	0.15		0.43	0.55	0.08	1.00	0.60

Less Distributions From:
Net investment income	(0.25)		(0.54)	(0.55)	(0.62)	(0.54)	(0.46)
Net realized capital gains	—		—	—	(0.12)	(0.20)	—

Total Distributions	(0.25)		(0.54)	(0.55)	(0.74)	(0.74)	(0.46)

Net asset value, end of the period	$10.52		$10.62	$10.73	$10.73	$11.39	$11.13

Total return	1.46	%(c)	4.13%	5.25%	0.75%	9.42%	5.59%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$967,004		$945,208	$824,407	$689,196	$713,366	$685,692
Net expenses(d)	—		—	—	—	—	—
Gross expenses(d)	—		—	—	—	—	—
Net investment income	3.68	%(e)	3.47%	3.80%	3.67%	4.08%	3.72%
Portfolio turnover rate	151%		272%	260%	244%	230%	253%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Periods less than one year are not annualized.
(d)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

27  |

Notes to Financial Statements

March 31, 2016 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles High Income Opportunities Fund (the “High Income Opportunities Fund”)

Loomis Sayles Securitized Asset Fund (the “Securitized Asset Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by NGAM Advisors, L.P. (“NGAM Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of NGAM Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.   Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

As of March 31, 2016, securities held by the funds were fair valued as follows:

Fund	Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
High Income Opportunities Fund	$1,159,013	0.9%	$435,933	0.3%
Securitized Asset Fund	8,123,642	0.8%	10,244,742	1.1%

1 Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

2 Fair valued by the Fund’s adviser.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Funds during the six months ended March 31, 2016.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

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March 31, 2016 (Unaudited)

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements. The Funds may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

g.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, defaulted bonds and/or non-income producing securities, contingent payment debt instruments, capital gain and return of capital distributions received, convertible bonds and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, premium amortization, return of capital distributions received, defaulted bonds and/or non-income producing securities, contingent payment debt instruments, swap net payable/receivable, convertible bonds and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax characterization of distributions paid to shareholders during the year ended September 30, 2015 was as follows:

	2015 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$5,404,902	$—	$5,404,902
Securitized Asset Fund	45,553,367	—	45,553,367

As of September 30, 2015, the capital loss carryforwards were as follows:

Capital loss carryforward:	High Income Opportunities Fund	Securitized Asset Fund
Long-term:
No expiration date	$—	$(11,377,584)

j.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the

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March 31, 2016 (Unaudited)

counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

k.  Due to/from Brokers. Transactions and positions in certain futures contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due to brokers balance in the Statement of Assets and Liabilities for Securitized Asset Fund represents cash received as collateral for delayed delivery securities. The due from brokers balance in the Statement of Assets and Liabilities for Securitized Asset Fund represents cash pledged as collateral for delayed delivery securities and as initial margin for futures contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

l.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2016, neither Fund had loaned securities under this agreement.

m.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016, at value:

High Income Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$3,076,314	$—		$3,076,314
Home Construction	—	3,305,662	4	(b)	3,305,666
Independent Energy	—	8,750,744	49,400	(c)	8,800,144
Non-Agency Commercial Mortgage-Backed Securities	—	1,258,391	590,000	(c)	1,848,391
Retailers	—	1,821,003	315,131	(b)	2,136,134
Transportation Services	—	232,841	120,798	(b)	353,639
All Other Non-Convertible Bonds(a)	—	100,841,450	—		100,841,450

Total Non-Convertible Bonds	—	119,286,405	1,075,333		120,361,738

Convertible Bonds(a)	—	6,533,280	—		6,533,280

Total Bonds and Notes	—	125,819,685	1,075,333		126,895,018

Senior Loans(a)	—	146,530	—		146,530
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	15,581	116,654	(c)	132,235
REITs — Mortgage	—	23,246	—		23,246
All Other Convertible Preferred Stocks(a)	1,079,070	—	—		1,079,070

Total Convertible Preferred Stocks	1,079,070	38,827	116,654		1,234,551

Non-Convertible Preferred Stocks(a)	470,789	—	—		470,789

Total Preferred Stocks	1,549,859	38,827	116,654		1,705,340

Common Stocks(a)	10,415	—	—		10,415
Warrants(d)	—	—	—		—
Short-Term Investments	—	4,881,760	—		4,881,760

Total	$1,560,274	$130,886,802	$1,191,987		$133,639,063

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

(c) Valued using broker-dealer bid prices.

(d) Fair valued at zero using level 3 inputs.

Securitized Asset Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$119,791,107	$1,659,976	(a)	$121,451,083
ABS Credit Card	—	17,792,240	—		17,792,240
ABS Home Equity	—	33,573,515	1,633,307	(b)	35,206,822
ABS Other	—	44,988,089	—		44,988,089
ABS Student Loan	—	22,278,801	—		22,278,801
Agency Commercial Mortgage-Backed Securities	—	36,709,174	—		36,709,174
Collateralized Mortgage Obligations	—	171,892,280	16,460,343	(c)	188,352,623
Hybrid ARMs	—	18,255,630	—		18,255,630
Mortgage Related	—	472,408,994	1,238,913	(d)	473,647,907
Non-Agency Commercial Mortgage-Backed Securities	—	223,974,759	5,373,038	(a)	229,347,797

Total Bonds and Notes	—	1,161,664,589	26,365,577		1,188,030,166

Short-Term Investments	—	73,595,162	—		73,595,162

Total Investments	—	1,235,259,751	26,365,577		1,261,625,328

Futures Contracts (unrealized appreciation)	166,980	—	—		166,980

Total	$166,980	$1,235,259,751	$26,365,577		$1,261,792,308

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March 31, 2016 (Unaudited)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(265,458)	$—	$—	$(265,458)

(a) Valued using broker-dealer bid prices.

(b) Fair valued by the Fund’s adviser.

(c) Valued using broker-dealer bid prices ($8,000,122) and fair valued by the Fund’s adviser ($8,460,221).

(d) Valued using broker-dealer bid prices ($1,087,699) and fair valued by the Fund’s adviser ($151,214).

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of March 31, 2016, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity	Market Discount	Discount Rate[1]	1.12 – 2.55%	$1,633,307
Collateralized Mortgage Obligations	Market Discount	Discount Rate[1]	2.00 – 3.00%	8,460,221
Mortgage Related	Market Discount	Discount Rate[1]	2.00%	151,214

Total				$10,244,742

1 Securities are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or March 31, 2016:

High Income Opportunities Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$241,176	$—	$—	$—	$—	$—	$—	$(241,176)	$—		$—
Home Construction	—	134	—	(12,150)	—	—	12,020	—	4		(12,150)
Independent Energy	—	—	—	—	49,400	—	—	—	49,400		—
Non-Agency Commercial Mortgage-Backed Securities	590,000	—	—	—	—	—	—	—	590,000		—
Retailers	307,361	644	—	7,126	—	—	—	—	315,131		7,126
Transportation Services	167,081	—	6,816	(9,824)	—	(43,275)	—	—	120,798		(1,493)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(144,129)	—	—	260,783	—	116,654		(144,129)
Warrants	—	—	—	—	—	—	—	—	—	(a)	—

Total	$1,305,618	$778	$6,816	$(158,977)	$49,400	$(43,275)	$272,803	$(241,176)	$1,191,987		$(150,646)

(a) Fair valued at zero using level 3 inputs.

A debt security valued at $241,176 was transferred from Level 3 to Level 2 during the period ended March 31, 2016. At September 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $12,020 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the

|  34

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

Fund’s valuation policies. At March 31, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Preferred stocks valued at $260,783 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Securitized Asset Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
ABS Car Loan	$1,902,944	$—	$38	$414	$1,514,736	$(721,692)	$866,480	$(1,902,944)	$1,659,976	$414
ABS Home Equity	1,971,905	—	35,980	(58,852)	—	(315,726)	—	—	1,633,307	(8,629)
ABS Other	10,620,593	—	—	—	—	—	—	(10,620,593)	—	—
Collateralized Mortgage Obligations	3,673,400	—	(1,834,998)	(195,102)	5,653,456	(75,202)	9,238,789	—	16,460,343	(195,102)
Mortgage Related	1,477,722	—	(48,035)	(190,774)	—	—	—	—	1,238,913	(190,774)
Non-Agency Commercial Mortgage-Backed Securities	5,376,412	—	—	(3,374)	—	—	—	—	5,373,038	(3,374)

Total	$25,022,976	$—	$(1,847,015)	$(447,688)	$7,168,192	$(1,112,620)	$10,105,269	$(12,523,537)	$26,365,577	$(397,465)

A debt security valued at $866,480 was transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $12,523,537 were transferred from Level 3 to Level 2 during the period ended March 31, 2016. At September 30, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $9,238,789 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include futures contracts and swap agreements.

The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage their duration in order to control interest rate risk without having to buy or sell portfolio securities. During the six months ended March 31, 2016, High Income Opportunities Fund used futures contracts to manage duration and Securitized Asset Fund used futures contracts to manage duration and to hedge against changes in interest rates.

35  |

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

High Income Opportunities Fund seeks to achieve high current income. The Fund may use a number of derivative instruments for risk management or as part of their investment strategies. During the six months ended March 31, 2016, the Fund used credit default swap agreements (as a protection seller) to gain investment exposure in accordance with its objective.

Transactions in derivative instruments for High Income Opportunities Fund during the six months ended March 31, 2016 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Swap agreements
Interest rate contracts	$(178,082)	$—
Credit contracts	—	(12,050)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Swap agreements
Interest rate contracts	$94,209	$—
Credit contracts	—	155,510

The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2016, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded/cleared asset derivatives Interest rate contracts	$166,980

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded/cleared liability derivatives Interest rate contracts	$(265,458)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2016 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$2,307,111

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(323,519)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract and swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2016:

High Income Opportunities Fund	Futures	Credit Default Swaps
Average Notional Amount Outstanding	3.67%	3.76%
Highest Notional Amount Outstanding	6.80%	5.17%
Lowest Notional Amount Outstanding	0.00%	0.00%
Notional Amount Outstanding as of March 31, 2016	0.00%	0.00%

Securitized Asset Fund	Futures
Average Notional Amount Outstanding	17.65%
Highest Notional Amount Outstanding	20.88%
Lowest Notional Amount Outstanding	15.91%
Notional Amount Outstanding as of March 31, 2016	20.31%

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open futures and swap contracts is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross
Securitized Asset Fund	$1,031,113

5.  Purchases and Sales of Securities. For the six months ended March 31, 2016, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$—	$—	$40,256,262	$13,834,200
Securitized Asset Fund	1,711,847,342	1,706,332,980	73,460,700	58,240,492

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred.

Loomis Sayles serves as investment adviser to each Fund. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust. NGAM Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse NGAM Distribution to the extent that NGAM Distribution incurs expenses in connection with any redemption of Fund shares.

c. Administrative Fees. NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to NGAM Advisors for services to the Funds.

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

d.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2016, neither Fund had borrowings under this agreement.

Effective April 14, 2016, the line of credit with State Street Bank and Trust Company expired, and the Funds, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

8.  Concentration of Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Opportunities Fund	2	17.05%

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts, or investment models where a shareholder account may be invested for a non-discretionary customer, are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	High Income Opportunities Fund

	Six Months Ended March 31, 2016		Year Ended September 30, 2015

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,714,063	$27,188,035	6,505,450	$69,135,896
Issued in connection with the reinvestment of distributions	233,092	2,280,682	289,937	3,110,225
Redeemed	(1,106,712)	(10,783,946)	(1,254,258)	(13,502,332)

Increase (decrease) from capital share transactions	1,840,443	$18,684,771	5,541,129	$58,743,789

	Securitized Asset Fund

	Six Months Ended March 31, 2016		Year Ended September 30, 2015

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	13,276,335	$139,218,996	29,900,131	$320,342,338
Issued in connection with the reinvestment of distributions	305,711	3,204,455	527,702	5,634,046
Redeemed	(10,708,882)	(112,413,589)	(18,242,201)	(195,430,421)

Increase (decrease) from capital share transactions	2,873,164	$30,009,862	12,185,632	$130,545,963

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Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2016

Portfolio Review	1
Portfolio of Investments	7
Financial Statements	26
Notes to Financial Statements	38

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20162

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 12/31/96)	-1.52%	-9.47%	7.83%	7.56%	—%
Retail Class (Inception 12/31/96)	-1.67	-9.69	7.53	7.29	—
Class N (Inception 2/1/13)	-1.42	-9.32	—	—	9.81

Comparative Performance
Russell 2000® Growth Index[1]	-0.57	-11.84	7.70	6.00	9.24

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20163

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 5/13/91)	6.59%	-4.95%	8.60%	6.88%	—%
Retail Class (Inception 12/31/96)	6.44	-5.19	8.32	6.61	—
Admin Class (Inception 1/2/98)	6.34	-5.42	8.06	6.34	—
Class N (Inception 2/1/13)	6.61	-4.90	—	—	9.67

Comparative Performance
Russell 2000® Value Index[1]	4.63	-7.72	6.67	4.42	6.85
Russell 2000® Index[2]	2.02	-9.76	7.20	5.26	8.06

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSMIX
John J. Slavik, CFA®

Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Total Returns — March 31, 20162

	6 months	Life of Fund

Institutional Class (Inception 6/30/15)	0.22%	-9.30%

Comparative Performance
Russell 2500TM Growth Index[1]	1.05	-10.12

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]

Russell 2500TM Growth Index is an unmanaged index that measures the performance of the small-to-mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3  |

ADDITIONAL INFORMATION

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2015 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2015 through March 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

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The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$984.80	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80

Retail Class
Actual	$1,000.00	$983.30	$5.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06

Class N
Actual	$1,000.00	$985.80	$4.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.14

*   Expenses are equal to the Fund’s annualized expense ratio: 0.95%, 1.20% and 0.82% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$1,065.90	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55

Retail Class
Actual	$1,000.00	$1,064.40	$5.94
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81

Admin Class
Actual	$1,000.00	$1,063.40	$7.17
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.01

Class N
Actual	$1,000.00	$1,066.10	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.39% and 0.83% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 –3/31/2016
Actual	$1,000.00	$1,002.20	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

|  6

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.5% of Net Assets

	Aerospace & Defense – 1.1%
278,204	Hexcel Corp.	$12,160,297

	Auto Components – 1.0%
254,863	Gentherm, Inc.(b)	10,599,752

	Banks – 4.6%
249,969	Bank of the Ozarks, Inc.	10,491,199
227,185	Pinnacle Financial Partners, Inc.	11,145,696
308,461	PrivateBancorp, Inc.	11,906,595
168,096	Renasant Corp.	5,532,039
643,368	Talmer Bancorp, Inc., Class A	11,638,527

		50,714,056

	Biotechnology – 4.3%
447,878	Emergent Biosolutions, Inc.(b)	16,280,365
348,318	Genomic Health, Inc.(b)	8,627,837
837,865	Ironwood Pharmaceuticals, Inc.(b)	9,166,243
610,553	Lexicon Pharmaceuticals, Inc.(b)	7,296,108
131,050	Ophthotech Corp.(b)	5,539,484

		46,910,037

	Building Products – 2.3%
258,773	Apogee Enterprises, Inc.	11,357,547
282,088	Trex Co., Inc.(b)	13,520,478

		24,878,025

	Capital Markets – 2.5%
315,418	Artisan Partners Asset Management, Inc.	9,727,491
272,628	Financial Engines, Inc.	8,568,698
350,832	HFF, Inc., Class A	9,658,405

		27,954,594

	Commercial Services & Supplies – 1.5%
459,731	Healthcare Services Group, Inc.	16,922,698

	Communications Equipment – 0.6%
317,502	Ciena Corp.(b)	6,038,888

	Construction & Engineering – 2.4%
321,339	Granite Construction, Inc.	15,360,004
452,824	Primoris Services Corp.	11,003,623

		26,363,627

	Distributors – 1.5%
185,248	Pool Corp.	16,253,660

	Diversified Consumer Services – 3.3%
265,782	Bright Horizons Family Solutions, Inc.(b)	17,217,358
188,442	Grand Canyon Education, Inc.(b)	8,054,011

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Consumer Services – continued
522,467	Nord Anglia Education, Inc.(b)	$10,914,336

		36,185,705

	Diversified Financial Services – 1.6%
140,602	MarketAxess Holdings, Inc.	17,551,348

	Diversified Telecommunication Services – 1.2%
335,495	Cogent Communications Holdings, Inc.	13,094,370

	Electrical Equipment – 0.5%
144,395	Generac Holdings, Inc.(b)	5,377,270

	Electronic Equipment, Instruments & Components – 2.7%
174,924	FEI Co.	15,569,985
141,511	IPG Photonics Corp.(b)	13,596,377

		29,166,362

	Energy Equipment & Services – 0.8%
153,443	Dril-Quip, Inc.(b)	9,292,508

	Food Products – 1.0%
95,256	Amplify Snack Brands, Inc.(b)	1,364,066
289,969	Snyder’s-Lance, Inc.	9,128,224

		10,492,290

	Health Care Equipment & Supplies – 7.8%
384,091	Cynosure, Inc., Class A(b)	16,946,095
382,187	Globus Medical, Inc.(b)	9,076,941
239,586	Inogen, Inc.(b)	10,776,579
358,080	Insulet Corp.(b)	11,873,933
191,795	Integra LifeSciences Holdings Corp.(b)	12,919,311
317,477	Natus Medical, Inc.(b)	12,200,641
227,697	Neogen Corp.(b)	11,464,544

		85,258,044

	Health Care Providers & Services – 5.6%
205,123	Acadia Healthcare Co., Inc.(b)	11,304,328
382,753	Aceto Corp.	9,017,661
380,490	AMN Healthcare Services, Inc.(b)	12,788,269
149,920	Amsurg Corp.(b)	11,184,032
530,112	Ensign Group, Inc. (The)	12,001,736
392,682	Surgery Partners, Inc.(b)	5,206,963

		61,502,989

	Health Care Technology – 1.9%
277,347	Medidata Solutions, Inc.(b)	10,736,102
335,024	Press Ganey Holdings, Inc.(b)	10,077,522

		20,813,624

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Hotels, Restaurants & Leisure – 6.3%
374,616	Chuy’s Holdings, Inc.(b)	$11,639,319
251,079	Diamond Resorts International, Inc.(b)	6,101,220
211,476	Popeyes Louisiana Kitchen, Inc.(b)	11,009,441
364,132	Texas Roadhouse, Inc.	15,868,872
99,383	Vail Resorts, Inc.	13,287,507
280,795	Zoe’s Kitchen, Inc.(b)	10,948,197

		68,854,556

	Household Durables – 0.6%
112,445	Universal Electronics, Inc.(b)	6,970,466

	Internet & Catalog Retail – 0.7%
189,743	Wayfair, Inc., Class A(b)	8,200,692

	Internet Software & Services – 3.6%
315,347	Criteo S.A., Sponsored ADR(b)	13,061,673
129,724	LogMeIn, Inc.(b)	6,545,873
429,633	Q2 Holdings, Inc.(b)	10,328,377
467,920	Wix.com Ltd.(b)	9,484,738

		39,420,661

	IT Services – 5.7%
307,184	Blackhawk Network Holdings, Inc.(b)	10,536,411
165,801	EPAM Systems, Inc.(b)	12,380,361
210,294	Euronet Worldwide, Inc.(b)	15,584,888
389,785	InterXion Holding NV(b)	13,478,765
669,406	Square, Inc.(b)	10,228,524

		62,208,949

	Leisure Products – 1.3%
282,033	Vista Outdoor, Inc.(b)	14,640,333

	Life Sciences Tools & Services – 2.0%
235,531	Cambrex Corp.(b)	10,363,364
289,415	INC Research Holdings, Inc., Class A(b)	11,926,792

		22,290,156

	Machinery – 4.2%
178,906	Astec Industries, Inc.	8,349,543
103,877	Middleby Corp. (The)(b)	11,090,947
227,862	Proto Labs, Inc.(b)	17,565,882
125,269	RBC Bearings, Inc.(b)	9,177,207

		46,183,579

	Media – 0.8%
293,581	IMAX Corp.(b)	9,127,433

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – 2.0%
150,427	Diamondback Energy, Inc.(b)	$11,609,956
170,712	PDC Energy, Inc.(b)	10,148,828

		21,758,784

	Pharmaceuticals – 0.9%
303,958	Impax Laboratories, Inc.(b)	9,732,735

	Professional Services – 1.0%
221,308	WageWorks, Inc.(b)	11,200,398

	Semiconductors & Semiconductor Equipment – 6.7%
178,070	Cavium, Inc.(b)	10,890,761
442,419	Inphi Corp.(b)	14,750,249
862,211	Intersil Corp.	11,527,761
327,702	MKS Instruments, Inc.	12,337,980
209,293	Monolithic Power Systems, Inc.	13,319,407
246,961	Silicon Laboratories, Inc.(b)	11,103,367

		73,929,525

	Software – 6.6%
181,116	Blackbaud, Inc.	11,390,385
569,982	Callidus Software, Inc.(b)	9,507,300
262,062	FleetMatics Group PLC(b)	10,668,544
310,761	Guidewire Software, Inc.(b)	16,930,259
332,449	RingCentral, Inc., Class A(b)	5,236,072
96,615	Ultimate Software Group, Inc. (The)(b)	18,695,003

		72,427,563

	Specialty Retail – 3.0%
162,134	Asbury Automotive Group, Inc.(b)	9,702,098
243,154	Monro Muffler Brake, Inc.	17,378,216
414,116	Tile Shop Holdings, Inc.(b)	6,174,470

		33,254,784

	Textiles, Apparel & Luxury Goods – 2.5%
143,058	Columbia Sportswear Co.	8,596,355
112,996	Oxford Industries, Inc.	7,596,721
314,216	Steven Madden Ltd.(b)	11,638,561

		27,831,637

	Thrifts & Mortgage Finance – 0.9%
460,487	Essent Group Ltd.(b)	9,578,130

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Trading Companies & Distributors – 0.5%
130,953	Beacon Roofing Supply, Inc.(b)	$5,370,383

	Total Common Stocks (Identified Cost $927,808,598)	1,070,510,908

Principal Amount

Short-Term Investments – 2.6%
$28,249,289	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $28,249,313 on 4/01/2016 collateralized by $28,355,000 U.S. Treasury Note, 1.75% due 3/31/2022 valued at $28,815,769 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $28,249,289)	28,249,289

	Total Investments – 100.1% (Identified Cost $956,057,887)(a)	1,098,760,197
	Other assets less liabilities—(0.1)%	(892,944)

	Net Assets – 100.0%	$1,097,867,253

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2016, the net unrealized appreciation on investments based on a cost of $956,057,887 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$184,487,298
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(41,784,988)

	Net unrealized appreciation	$142,702,310

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2016 (Unaudited)

Health Care Equipment & Supplies	7.8%
Semiconductors & Semiconductor Equipment	6.7
Software	6.6
Hotels, Restaurants & Leisure	6.3
IT Services	5.7
Health Care Providers & Services	5.6
Banks	4.6
Biotechnology	4.3
Machinery	4.2
Internet Software & Services	3.6
Diversified Consumer Services	3.3
Specialty Retail	3.0
Electronic Equipment, Instruments & Components	2.7
Capital Markets	2.5
Textiles, Apparel & Luxury Goods	2.5
Construction & Engineering	2.4
Building Products	2.3
Life Sciences Tools & Services	2.0
Oil, Gas & Consumable Fuels	2.0
Other Investments, less than 2% each	19.4
Short-Term Investments	2.6

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 98.1% of Net Assets

	Aerospace & Defense – 1.8%
153,262	Aerojet Rocketdyne Holdings, Inc.(b)	$2,510,432
287,222	BWX Technologies, Inc.	9,639,170
375,876	DigitalGlobe, Inc.(b)	6,502,655

		18,652,257

	Auto Components – 1.3%
401,308	Fox Factory Holding Corp.(b)	6,344,679
195,841	Horizon Global Corp.(b)	2,463,680
93,384	Tenneco, Inc.(b)	4,810,210

		13,618,569

	Banks – 15.6%
442,810	BancorpSouth, Inc.	9,436,281
271,748	Bryn Mawr Bank Corp.	6,992,076
474,290	Cathay General Bancorp	13,436,636
560,734	CVB Financial Corp.	9,784,808
569,745	First Financial Bancorp	10,357,964
265,484	First Financial Bankshares, Inc.	7,853,017
216,203	Home BancShares, Inc.	8,853,513
182,679	IBERIABANK Corp.	9,365,952
176,840	LegacyTexas Financial Group, Inc.	3,474,906
260,649	PacWest Bancorp	9,683,110
186,760	Pinnacle Financial Partners, Inc.	9,162,445
299,752	Popular, Inc.	8,575,905
234,817	Prosperity Bancshares, Inc.	10,893,161
104,933	Signature Bank(b)	14,283,480
633,098	Talmer Bancorp, Inc., Class A	11,452,743
129,831	Texas Capital Bancshares, Inc.(b)	4,982,914
139,009	Triumph Bancorp, Inc.(b)	2,200,512
238,400	Wintrust Financial Corp.	10,570,656

		161,360,079

	Beverages – 1.1%
813,319	Cott Corp.	11,297,001

	Building Products – 2.0%
161,754	Armstrong World Industries, Inc.(b)	7,824,041
117,224	Masonite International Corp.(b)	7,678,172
108,312	Patrick Industries, Inc.(b)	4,916,282

		20,418,495

	Capital Markets – 0.6%
228,175	Stifel Financial Corp.(b)	6,753,980

	Chemicals – 1.4%
126,292	Cabot Corp.	6,103,692

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – continued
143,561	Minerals Technologies, Inc.	$8,161,443

		14,265,135

	Commercial Services & Supplies – 3.7%
53,955	Clean Harbors, Inc.(b)	2,662,140
315,742	KAR Auction Services, Inc.	12,042,400
310,098	Kimball International, Inc.	3,519,612
282,653	Knoll, Inc.	6,119,438
235,590	Viad Corp.	6,869,804
305,955	West Corp.	6,981,893

		38,195,287

	Communications Equipment – 1.2%
255,856	Arris International PLC(b)	5,864,219
400,785	Calix, Inc.(b)	2,841,566
361,458	Digi International, Inc.(b)	3,408,549

		12,114,334

	Construction & Engineering – 1.0%
111,579	Argan, Inc.	3,923,118
275,303	MYR Group, Inc.(b)	6,912,858

		10,835,976

	Construction Materials – 0.7%
233,274	Summit Materials, Inc., Class A(b)	4,537,179
50,571	U.S. Concrete, Inc.(b)	3,013,020

		7,550,199

	Consumer Finance – 0.2%
12,965	Credit Acceptance Corp.(b)	2,353,796

	Distributors – 0.8%
106,431	Core-Mark Holding Co., Inc.	8,680,512

	Diversified Consumer Services – 0.6%
292,089	Houghton Mifflin Harcourt Co.(b)	5,824,255

	Diversified Financial Services – 1.2%
607,191	FNFV Group(b)	6,588,022
46,071	MarketAxess Holdings, Inc.	5,751,043

		12,339,065

	Electric Utilities – 1.1%
211,336	ALLETE, Inc.	11,849,610

	Electrical Equipment – 1.4%
47,827	AZZ, Inc.	2,707,008
371,337	Babcock & Wilcox Enterprises, Inc.(b)	7,946,612

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electrical Equipment – continued
64,749	EnerSys	$3,607,814

		14,261,434

	Electronic Equipment, Instruments & Components – 5.1%
149,198	Belden, Inc.	9,157,773
130,307	Littelfuse, Inc.	16,042,095
200,908	Methode Electronics, Inc.	5,874,550
150,219	Rogers Corp.(b)	8,993,612
153,848	VeriFone Systems, Inc.(b)	4,344,667
328,817	Vishay Intertechnology, Inc.	4,014,856
68,665	Zebra Technologies Corp., Class A(b)	4,737,885

		53,165,438

	Energy Equipment & Services – 1.6%
158,279	Bristow Group, Inc.	2,994,639
211,268	Natural Gas Services Group, Inc.(b)	4,569,727
343,132	RPC, Inc.	4,865,612
190,177	U.S. Silica Holdings, Inc.	4,320,821

		16,750,799

	Food & Staples Retailing – 0.8%
290,761	SpartanNash Co.	8,812,966

	Food Products – 2.2%
330,861	Darling Ingredients, Inc.(b)	4,357,439
28,478	J&J Snack Foods Corp.	3,083,598
218,763	Post Holdings, Inc.(b)	15,044,332

		22,485,369

	Health Care Equipment & Supplies – 2.3%
133,448	Cynosure, Inc., Class A(b)	5,887,726
221,646	Halyard Health, Inc.(b)	6,367,890
170,898	SurModics, Inc.(b)	3,146,232
50,910	Teleflex, Inc.	7,993,379

		23,395,227

	Health Care Providers & Services – 1.2%
228,734	PharMerica Corp.(b)	5,057,308
79,781	WellCare Health Plans, Inc.(b)	7,399,688

		12,456,996

	Hotels, Restaurants & Leisure – 5.3%
309,088	Carrols Restaurant Group, Inc.(b)	4,463,231
80,236	Churchill Downs, Inc.	11,865,300
26,119	Cracker Barrel Old Country Store, Inc.	3,987,588
171,951	Del Frisco’s Restaurant Group, Inc.(b)	2,850,948
205,876	Diamond Resorts International, Inc.(b)	5,002,787

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Hotels, Restaurants & Leisure – continued
150,372	J. Alexander’s Holdings, Inc.(b)	$1,587,928
279,016	Krispy Kreme Doughnuts, Inc.(b)	4,349,859
137,191	Marriott Vacations Worldwide Corp.	9,260,392
206,806	Six Flags Entertainment Corp.	11,475,665

		54,843,698

	Household Durables – 1.4%
69,113	Helen of Troy Ltd.(b)	7,166,327
85,077	Jarden Corp.(b)	5,015,289
98,381	Libbey, Inc.	1,829,887

		14,011,503

	Household Products – 0.4%
267,854	HRG Group, Inc.(b)	3,731,206

	Industrial Conglomerates – 0.5%
335,352	Raven Industries, Inc.	5,372,339

	Insurance – 3.2%
131,575	Atlas Financial Holdings, Inc.(b)	2,386,770
390,842	Employers Holdings, Inc.	10,998,294
181,171	ProAssurance Corp.	9,167,253
111,529	Reinsurance Group of America, Inc., Class A	10,734,666

		33,286,983

	Internet & Catalog Retail – 1.4%
457,502	1-800-Flowers.com, Inc., Class A(b)	3,605,116
123,622	HSN, Inc.	6,466,667
111,426	Liberty Ventures, Series A(b)	4,358,985

		14,430,768

	IT Services – 5.6%
321,390	Booz Allen Hamilton Holding Corp.	9,731,689
185,898	Convergys Corp.	5,162,388
137,365	CSG Systems International, Inc.	6,203,403
95,086	DST Systems, Inc.	10,722,848
144,019	Euronet Worldwide, Inc.(b)	10,673,248
340,631	Perficient, Inc.(b)	7,398,505
99,318	WEX, Inc.(b)	8,279,149

		58,171,230

	Life Sciences Tools & Services – 0.9%
36,277	Albany Molecular Research, Inc.(b)	554,675
324,561	VWR Corp.(b)	8,782,621

		9,337,296

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Machinery – 4.0%
76,178	Alamo Group, Inc.	$4,243,876
179,753	Albany International Corp., Class A	6,756,915
103,218	Altra Industrial Motion Corp.	2,867,396
229,958	John Bean Technologies Corp.	12,971,931
143,818	RBC Bearings, Inc.(b)	10,536,107
233,633	TriMas Corp.(b)	4,093,250

		41,469,475

	Marine – 0.4%
60,590	Kirby Corp.(b)	3,652,971

	Media – 3.2%
74,384	Carmike Cinemas, Inc.(b)	2,234,495
439,086	E.W. Scripps Co. (The), Class A	6,845,351
140,806	John Wiley & Sons, Inc., Class A	6,884,005
549,516	National CineMedia, Inc.	8,358,139
559,058	New Media Investment Group, Inc.	9,302,725

		33,624,715

	Metals & Mining – 1.0%
409,683	Ferroglobe PLC	3,609,307
172,244	Haynes International, Inc.	6,286,906

		9,896,213

	Multi-Utilities – 1.1%
190,397	NorthWestern Corp.	11,757,015

	Multiline Retail – 0.4%
288,924	Fred’s, Inc., Class A	4,307,857

	Oil, Gas & Consumable Fuels – 1.3%
245,516	Delek U.S. Holdings, Inc.	3,741,664
295,474	QEP Resources, Inc.	4,169,138
663,189	Synergy Resources Corp.(b)	5,152,979

		13,063,781

	Pharmaceuticals – 0.8%
304,594	Catalent, Inc.(b)	8,123,522

	Professional Services – 1.2%
145,553	FTI Consulting, Inc.(b)	5,168,587
98,135	Insperity, Inc.	5,076,524
183,727	RPX Corp.(b)	2,068,766

		12,313,877

	REITs – Apartments – 2.1%
209,828	American Campus Communities, Inc.	9,880,800

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	REITs – Apartments – continued
120,670	Mid-America Apartment Communities, Inc.	$12,333,681

		22,214,481

	REITs – Health Care – 0.7%
127,521	Omega Healthcare Investors, Inc.	4,501,491
112,953	Sabra Healthcare REIT, Inc.	2,269,226

		6,770,717

	REITs – Hotels – 0.6%
298,295	Hersha Hospitality Trust	6,365,615

	REITs – Shopping Centers – 1.4%
724,312	Retail Opportunity Investments Corp.	14,573,157

	REITs – Single Tenant – 0.7%
167,884	National Retail Properties, Inc.	7,756,241

	REITs – Storage – 2.2%
369,795	CubeSmart	12,314,173
93,267	Sovran Self Storage, Inc.	11,000,843

		23,315,016

	Road & Rail – 1.7%
110,195	Avis Budget Group, Inc.(b)	3,014,935
99,284	Genesee & Wyoming, Inc., Class A(b)	6,225,107
114,466	Old Dominion Freight Line, Inc.(b)	7,969,123

		17,209,165

	Semiconductors & Semiconductor Equipment – 2.4%
228,378	Advanced Energy Industries, Inc.(b)	7,945,270
246,237	Diodes, Inc.(b)	4,949,364
173,703	Semtech Corp.(b)	3,819,729
386,510	Teradyne, Inc.	8,344,751

		25,059,114

	Software – 1.2%
230,647	Synchronoss Technologies, Inc.(b)	7,459,124
153,981	Verint Systems, Inc.(b)	5,139,886

		12,599,010

	Specialty Retail – 2.5%
406,364	Barnes & Noble, Inc.	5,022,659
152,955	Genesco, Inc.(b)	11,050,998
178,606	MarineMax, Inc.(b)	3,477,459
202,581	Sally Beauty Holdings, Inc.(b)	6,559,573

		26,110,689

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Thrifts & Mortgage Finance – 0.5%
138,484	Federal Agricultural Mortgage Corp., Class C	$5,225,001

	Trading Companies & Distributors – 0.5%
276,178	H&E Equipment Services, Inc.	4,841,400

	Transportation Infrastructure – 0.6%
87,631	Macquarie Infrastructure Corp.	5,909,835

	Total Common Stocks (Identified Cost $745,281,408)	1,016,780,669

Closed-End Investment Companies – 0.6%
486,012	Hercules Capital, Inc. (Identified Cost $6,305,501)	5,837,004

Principal Amount

Short-Term Investments – 0.8%
$8,729,146	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $8,729,153 on 4/01/2016 collateralized by $8,765,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $8,907,431 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,729,146)	8,729,146

	Total Investments – 99.5% (Identified Cost $760,316,055)(a)	1,031,346,819
	Other assets less liabilities—0.5%	4,947,853

	Net Assets – 100.0%	$1,036,294,672

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2016, the net unrealized appreciation on investments based on a cost of $760,316,055 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$313,277,205
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(42,246,441)

	Net unrealized appreciation	$271,030,764

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Industry Summary at March 31, 2016 (Unaudited)

Banks	15.6%
IT Services	5.6
Hotels, Restaurants & Leisure	5.3
Electronic Equipment, Instruments & Components	5.1
Machinery	4.0
Commercial Services & Supplies	3.7
Media	3.2
Insurance	3.2
Specialty Retail	2.5
Semiconductors & Semiconductor Equipment	2.4
Health Care Equipment & Supplies	2.3
REITs—Storage	2.2
Food Products	2.2
REITs—Apartments	2.1
Building Products	2.0
Other Investments, less than 2% each	37.3
Short-Term Investments	0.8

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.3% of Net Assets

	Aerospace & Defense – 3.4%
1,440	Astronics Corp.(b)	$54,936
3,243	Hexcel Corp.	141,751
773	TransDigm Group, Inc.(b)	170,323

		367,010

	Airlines – 0.8%
521	Allegiant Travel Co.	92,769

	Auto Components – 1.5%
2,551	Drew Industries, Inc.	164,437

	Banks – 4.5%
2,555	Columbia Banking System, Inc.	76,446
2,202	First Republic Bank	146,741
957	Signature Bank(b)	130,267
4,042	Western Alliance Bancorp(b)	134,922

		488,376

	Biotechnology – 0.9%
8,832	Ironwood Pharmaceuticals, Inc.(b)	96,622

	Capital Markets – 2.3%
666	Affiliated Managers Group, Inc.(b)	108,158
3,280	SEI Investments Co.	141,204

		249,362

	Commercial Services & Supplies – 3.4%
5,847	Healthcare Services Group, Inc.	215,228
5,711	Ritchie Bros. Auctioneers, Inc.	154,654

		369,882

	Diversified Consumer Services – 4.0%
2,416	Bright Horizons Family Solutions, Inc.(b)	156,508
2,523	Grand Canyon Education, Inc.(b)	107,833
8,502	Nord Anglia Education, Inc.(b)	177,607

		441,948

	Diversified Financial Services – 4.0%
2,210	CBOE Holdings, Inc.	144,379
1,626	MarketAxess Holdings, Inc.	202,974
1,144	MSCI, Inc.	84,747

		432,100

	Diversified Telecommunication Services – 1.6%
4,518	Cogent Communications Holdings, Inc.	176,338

	Electrical Equipment – 3.5%
760	Acuity Brands, Inc.	165,787

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electrical Equipment – continued
3,288	Generac Holdings, Inc.(b)	$122,445
2,404	Sensata Technologies Holding NV(b)	93,371

		381,603

	Electronic Equipment, Instruments & Components – 3.8%
2,000	FEI Co.	178,020
5,284	National Instruments Corp.	159,101
3,237	Trimble Navigation Ltd.(b)	80,278

		417,399

	Energy Equipment & Services – 1.6%
1,744	Dril-Quip, Inc.(b)	105,616
2,170	Oceaneering International, Inc.	72,131

		177,747

	Food & Staples Retailing – 1.5%
1,469	Casey’s General Stores, Inc.	166,467

	Health Care Equipment & Supplies – 6.9%
2,409	Align Technology, Inc.(b)	175,110
2,967	Cantel Medical Corp.	211,725
1,670	DexCom, Inc.(b)	113,410
1,180	STERIS PLC	83,839
2,361	West Pharmaceutical Services, Inc.	163,665

		747,749

	Health Care Providers & Services – 6.2%
1,434	Adeptus Health, Inc., Class A(b)	79,644
1,960	MEDNAX, Inc.(b)	126,655
2,462	Surgical Care Affiliates, Inc.(b)	113,941
2,905	VCA, Inc.(b)	167,590
1,974	WellCare Health Plans, Inc.(b)	183,089

		670,919

	Health Care Technology – 2.1%
873	athenahealth, Inc.(b)	121,155
5,048	HealthStream, Inc.(b)	111,510

		232,665

	Hotels, Restaurants & Leisure – 8.4%
1,835	BJ’s Restaurants, Inc.(b)	76,281
3,471	Dave & Buster’s Entertainment, Inc.(b)	134,605
3,420	Dunkin’ Brands Group, Inc.	161,322
797	Panera Bread Co., Class A(b)	163,250
4,933	Texas Roadhouse, Inc.	214,980
1,226	Vail Resorts, Inc.	163,916

		914,354

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Internet Software & Services – 3.5%
849	CoStar Group, Inc.(b)	$159,756
1,340	j2 Global, Inc.	82,517
1,312	Stamps.com, Inc.(b)	139,440

		381,713

	IT Services – 6.1%
4,113	Booz Allen Hamilton Holding Corp.	124,542
1,388	Broadridge Financial Solutions, Inc.	82,322
2,837	ExlService Holdings, Inc.(b)	146,957
2,057	Gartner, Inc.(b)	183,793
8,484	Square, Inc.(b)	129,635

		667,249

	Leisure Products – 2.3%
2,939	Brunswick Corp.	141,013
2,069	Vista Outdoor, Inc.(b)	107,402

		248,415

	Life Sciences Tools & Services – 1.6%
2,289	ICON PLC(b)	171,904

	Machinery – 3.4%
1,298	Middleby Corp. (The)(b)	138,587
3,665	Sun Hydraulics Corp.	121,641
1,246	Toro Co. (The)	107,306

		367,534

	Media – 2.1%
1,715	AMC Networks, Inc., Class A(b)	111,372
3,924	IMAX Corp.(b)	121,997

		233,369

	Oil, Gas & Consumable Fuels – 2.3%
1,485	Diamondback Energy, Inc.(b)	114,613
5,997	Parsley Energy, Inc., Class A(b)	135,532

		250,145

	Pharmaceuticals – 1.1%
892	Jazz Pharmaceuticals PLC(b)	116,451

	Semiconductors & Semiconductor Equipment – 3.7%
3,606	Advanced Energy Industries, Inc.(b)	125,453
3,465	M/A-COM Technology Solutions Holdings, Inc.(b)	151,732
2,733	Silicon Laboratories, Inc.(b)	122,876

		400,061

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Software – 6.5%
2,854	Blackbaud, Inc.	$179,488
4,224	Callidus Software, Inc.(b)	70,456
3,204	Guidewire Software, Inc.(b)	174,554
2,689	Paylocity Holding Corp.(b)	88,038
989	Ultimate Software Group, Inc. (The)(b)	191,372

		703,908

	Specialty Retail – 0.9%
2,721	Penske Automotive Group, Inc.	103,126

	Textiles, Apparel & Luxury Goods – 2.4%
1,457	Carter’s, Inc.	153,539
1,871	Columbia Sportswear Co.	112,428

		265,967

	Total Common Stocks (Identified Cost $10,329,712)	10,497,589

Principal Amount

Short-Term Investments – 3.0%
$330,955	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $330,955 on 4/01/2016 collateralized by $335,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $340,444 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $330,955)	330,955

	Total Investments – 99.3% (Identified Cost $10,660,667)(a)	10,828,544
	Other assets less liabilities—0.7%	73,773

	Net Assets – 100.0%	$10,902,317

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2016, the net unrealized appreciation on investments based on a cost of $10,660,667 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$695,092
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(527,215)

	Net unrealized appreciation	$167,877

(b)	Non-income producing security.

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Industry Summary at March 31, 2016 (Unaudited)

Hotels, Restaurants & Leisure	8.4%
Health Care Equipment & Supplies	6.9
Software	6.5
Health Care Providers & Services	6.2
IT Services	6.1
Banks	4.5
Diversified Consumer Services	4.0
Diversified Financial Services	4.0
Electronic Equipment, Instruments & Components	3.8
Semiconductors & Semiconductor Equipment	3.7
Internet Software & Services	3.5
Electrical Equipment	3.5
Commercial Services & Supplies	3.4
Machinery	3.4
Aerospace & Defense	3.4
Textiles, Apparel & Luxury Goods	2.4
Oil, Gas & Consumable Fuels	2.3
Capital Markets	2.3
Leisure Products	2.3
Media	2.1
Health Care Technology	2.1
Other Investments, less than 2% each	11.5
Short-Term Investments	3.0

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$956,057,887	$760,316,055	$10,660,667
Net unrealized appreciation	142,702,310	271,030,764	167,877

Investments at value	1,098,760,197	1,031,346,819	10,828,544
Receivable for Fund shares sold	1,110,004	524,388	53,062
Receivable from investment adviser (Note 5)	—	—	941
Receivable for securities sold	6,669,454	6,118,124	61,528
Dividends and interest receivable	289,770	788,932	3,384

TOTAL ASSETS	1,106,829,425	1,038,778,263	10,947,459

LIABILITIES
Payable for securities purchased	7,627,583	546,012	12,029
Payable for Fund shares redeemed	437,527	1,047,811	1,645
Management fees payable (Note 5)	675,539	616,692	—
Deferred Trustees’ fees (Note 5)	115,600	171,307	5,891
Administrative fees payable (Note 5)	39,744	37,857	375
Payable to distributor (Note 5d)	13,447	12,182	2
Other accounts payable and accrued expenses	52,732	51,730	25,200

TOTAL LIABILITIES	8,962,172	2,483,591	45,142

NET ASSETS	$1,097,867,253	$1,036,294,672	$10,902,317

NET ASSETS CONSIST OF:
Paid-in capital	$995,649,962	$739,833,424	$11,799,689
Accumulated net investment (loss)/Undistributed net	(7,205,789)	1,461,656	(14,707)
investment income
Accumulated net realized gain (loss) on investments	(33,279,230)	23,968,828	(1,050,542)
Net unrealized appreciation on investments	142,702,310	271,030,764	167,877

NET ASSETS	$1,097,867,253	$1,036,294,672	$10,902,317

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$773,914,119	$670,548,301	$10,902,317

Shares of beneficial interest	38,134,482	21,744,464	1,202,665

Net asset value, offering and redemption price per share	$20.29	$30.84	$9.07

Retail Class:
Net assets	$137,780,917	$270,991,641	$—

Shares of beneficial interest	7,250,235	8,895,311	—

Net asset value, offering and redemption price per share	$19.00	$30.46	$—

Admin Class shares:
Net assets	$—	$44,924,889	$—

Shares of beneficial interest	—	1,519,258	—

Net asset value, offering and redemption price per share	$—	$29.57	$—

Class N shares:
Net assets	$186,172,217	$49,829,841	$—

Shares of beneficial interest	9,145,958	1,615,103	—

Net asset value, offering and redemption price per share	$20.36	$30.85	$—

See accompanying notes to financial statements.

|  26

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$3,406,871	$8,335,175	$29,085
Interest	4,104	1,527	53
Less net foreign taxes withheld	—	(23,633)	(156)

	3,410,975	8,313,069	28,982

Expenses
Management fees (Note 5)	4,159,394	3,852,115	36,854
Service and distribution fees (Note 5)	185,190	459,547	—
Administrative fees (Note 5)	243,326	225,340	2,157
Trustees’ fees and expenses (Note 5)	17,075	17,131	6,936
Transfer agent fees and expenses (Notes 5 and 6)	609,113	526,882	535
Audit and tax services fees	19,855	20,297	18,695
Custodian fees and expenses	20,597	16,615	4,270
Legal fees	7,231	7,233	63
Registration fees	50,522	43,974	8,931
Shareholder reporting expenses	26,042	33,121	481
Miscellaneous expenses	15,599	16,634	6,439

Total expenses	5,353,944	5,218,889	85,361
Less waiver and/or expense reimbursement (Note 5)	—	(151,367)	(43,594)

Net expenses	5,353,944	5,067,522	41,767

Net investment income (loss)	(1,942,969)	3,245,547	(12,785)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(32,945,494)	30,098,653	(881,289)
Net change in unrealized appreciation (depreciation) on:
Investments	18,502,188	32,678,738	942,324

Net realized and unrealized gain (loss) on investments	(14,443,306)	62,777,391	61,035

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,386,275)	$66,022,938	$48,250

See accompanying notes to financial statements.

27  |

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income (loss)	$(1,942,969)	$(6,768,383)	$3,245,547	$7,744,624
Net realized gain (loss) on investments	(32,945,494)	96,389,671	30,098,653	106,149,654
Net change in unrealized appreciation (depreciation) on investments	18,502,188	(39,045,091)	32,678,738	(93,246,609)

Net increase (decrease) in net assets resulting from operations	(16,386,275)	50,576,197	66,022,938	20,647,669

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	—	(4,437,216)	(4,236,276)
Retail Class	—	—	(1,004,613)	(1,054,845)
Admin Class	—	—	(29,797)	(1,677)
Class N	—	—	(305,470)	(44,634)
Net realized capital gains
Institutional Class	(60,491,317)	(121,284,863)	(64,722,293)	(93,076,570)
Retail Class	(11,886,045)	(25,100,168)	(27,186,960)	(45,284,938)
Admin Class	—	—	(4,490,438)	(7,970,136)
Class N	(13,284,984)	(2,724,416)	(3,940,507)	(870,050)

Total distributions	(85,662,346)	(149,109,447)	(106,117,294)	(152,539,126)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	73,537,091	182,307,468	19,604,230	34,718,995

Net increase (decrease) in net assets	(28,511,530)	83,774,218	(20,490,126)	(97,172,462)
NET ASSETS
Beginning of the period	1,126,378,783	1,042,604,565	1,056,784,798	1,153,957,260

End of the period	$1,097,867,253	$1,126,378,783	$1,036,294,672	$1,056,784,798

ACCUMULATED NET INVESTMENT (LOSS)/UNDISTRIBUTED NET INVESTMENT INCOME	$(7,205,789)	$(5,262,820)	$1,461,656	$3,993,205

See accompanying notes to financial statements.

|  28

Statements of Changes in Net Assets – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015(a)
FROM OPERATIONS:
Net investment loss	$(12,785)	$(13,202)
Net realized loss on investments	(881,289)	(169,253)
Net change in unrealized appreciation (depreciation) on investments	942,324	(774,447)

Net increase (decrease) in net assets resulting from operations	48,250	(956,902)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	1,611,897	10,199,072

Net increase in net assets	1,660,147	9,242,170

NET ASSETS
Beginning of the period	9,242,170	—

End of the period	$10,902,317	$9,242,170

ACCUMULATED NET INVESTMENT (LOSS)	$(14,707)	$(1,922)

(a)	From commencement of operations on June 30, 2015 through September 30, 2015.

See accompanying notes to financial statements.

29  |

Financial Highlights

For a share outstanding throughout each period.

	Small Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$22.22		$24.27	$26.35		$19.17		$15.06	$14.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.14)	(0.16	)(b)	(0.15	)(c)	(0.14)	(0.13)
Net realized and unrealized gain (loss)	(0.20)		1.63	(0.09)		7.33		4.25	1.16	(d)

Total from Investment Operations	(0.24)		1.49	(0.25)		7.18		4.11	1.03

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—		—	—
Net realized capital gains	(1.69)		(3.54)	(1.83)		—		—	—

Total Distributions	(1.69)		(3.54)	(1.83)		—		—	—

Net asset value, end of the period	$20.29		$22.22	$24.27		$26.35		$19.17	$15.06

Total return	(1.52	)%(e)	5.78%	(1.31	)%(b)	37.45	%(c)	27.29%	7.34%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$773,914		$800,883	$852,131		$914,000		$599,469	$154,313
Net expenses	0.95	%(f)	0.94%	0.94%		0.94%		0.95%	0.98	%(g)
Gross expenses	0.95	%(f)	0.94%	0.94%		0.94%		0.95%	0.98	%(g)
Net investment loss	(0.34	)%(f)	(0.57)%	(0.63	)%(b)	(0.70	)%(c)	(0.79)%	(0.78)%
Portfolio turnover rate	29%		78%	63%		56%		77%	76%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.17), total return would have been (1.35)% and the ratio of net investment loss to average net assets would have been (0.66)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), total return would have been 37.40% and the ratio of net investment loss to average net assets would have been (0.75)%.
(d)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of 0.03%.

See accompanying notes to financial statements.

|  30

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Retail Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$20.93		$23.10	$25.23		$18.41		$14.52		$13.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.19)	(0.22	)(b)	(0.20	)(c)	(0.19)		(0.18)
Net realized and unrealized gain (loss)	(0.18)		1.56	(0.08)		7.02		4.08		1.15	(d)

Total from Investment Operations	(0.24)		1.37	(0.30)		6.82		3.89		0.97

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—		—		—
Net realized capital gains	(1.69)		(3.54)	(1.83)		—		—		—

Total Distributions	(1.69)		(3.54)	(1.83)		—		—		—

Net asset value, end of the period	$19.00		$20.93	$23.10		$25.23		$18.41		$14.52

Total return	(1.67	)%(e)	5.58%	(1.58	)%(b)	37.05	%(c)	26.79	%(f)	7.16	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$137,781		$162,906	$175,393		$211,724		$229,822		$113,110
Net expenses	1.20	%(g)	1.19%	1.21%		1.25	%(h)	1.25	%(i)	1.25	%(i)
Gross expenses	1.20	%(g)	1.19%	1.21%		1.25	%(h)	1.28%		1.27%
Net investment loss	(0.59	)%(g)	(0.82)%	(0.90	)%(b)	(0.99	)%(c)	(1.09)%		(1.07)%
Portfolio turnover rate	29%		78%	63%		56%		77%		76%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.23), total return would have been (1.58)% and the ratio of net investment loss to average net assets would have been (0.93)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.21), total return would have been 36.99% and the ratio of net investment loss to average net assets would have been (1.05)%.
(d)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.01%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

31  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Class N
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$22.27		$24.29	$26.36		$20.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.12)	(0.14	)(b)	(0.11)
Net realized and unrealized gain (loss)	(0.20)		1.64	(0.10)		6.25

Total from Investment Operations	(0.22)		1.52	(0.24)		6.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—
Net realized capital gains	(1.69)		(3.54)	(1.83)		—

Total Distributions	(1.69)		(3.54)	(1.83)		—

Net asset value, end of the period	$20.36		$22.27	$24.29		$26.36

Total return	(1.42	)%(c)	5.92%	(1.27	)%(b)	30.37	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$186,172		$162,591	$15,080		$7,580
Net expenses	0.82	%(d)	0.83%	0.83%		0.83	%(d)
Gross expenses	0.82	%(d)	0.83%	0.83%		0.83	%(d)
Net investment loss	(0.20	)%(d)	(0.51)%	(0.53	)%(b)	(0.63	)%(d)
Portfolio turnover rate	29%		78%	63%		56%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14), total return would have been (1.31)% and the ratio of net investment loss to average net assets would have been (0.56)%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  32

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$32.19		$36.40		$37.42		$29.14		$22.36		$22.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.27		0.20		0.20		0.21		0.09	(b)
Net realized and unrealized gain (loss)	1.94		0.49		2.18		8.41		6.62		(0.50)

Total from Investment Operations	2.05		0.76		2.38		8.61		6.83		(0.41)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.22)		(0.10)		(0.30)		(0.05)		(0.16)
Net realized capital gains	(3.18)		(4.75)		(3.30)		(0.03)		—		—

Total Distributions	(3.40)		(4.97)		(3.40)		(0.33)		(0.05)		(0.16)

Net asset value, end of the period	$30.84		$32.19		$36.40		$37.42		$29.14		$22.36

Total return	6.59	%(c)(d)	1.20	%(c)	6.17	%(c)	29.82	%(c)	30.59%		(1.88	)%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$670,548		$666,107		$730,901		$733,512		$572,776		$431,761
Net expenses	0.90	%(e)(f)	0.90	%(f)	0.90	%(f)	0.90	%(f)	0.90	%(g)	0.90	%(f)
Gross expenses	0.93	%(e)	0.92%		0.91%		0.91%		0.90	%(g)	0.93%
Net investment income	0.72	%(e)	0.75%		0.53%		0.61%		0.76%		0.33	%(b)
Portfolio turnover rate	9%		22%		23%		22%		19%		42%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been (1.93)% and the ratio of net investment income to average net assets would have been 0.28%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

33  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Retail Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$31.78		$35.98	$37.03	$28.84	$22.14	$22.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.18	0.10	0.12	0.13	0.02	(b)
Net realized and unrealized gain (loss)	1.91		0.48	2.16	8.32	6.57	(0.48)

Total from Investment Operations	1.98		0.66	2.26	8.44	6.70	(0.46)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.11)	(0.01)	(0.22)	—	(0.11)
Net realized capital gains	(3.18)		(4.75)	(3.30)	(0.03)	—	—

Total Distributions	(3.30)		(4.86)	(3.31)	(0.25)	—	(0.11)

Net asset value, end of the period	$30.46		$31.78	$35.98	$37.03	$28.84	$22.14

Total return(c)	6.44	%(d)	0.94%	5.90%	29.48%	30.26%	(2.12	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$270,992		$306,360	$358,698	$403,475	$343,480	$347,759
Net expenses(e)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.18	%(f)	1.17%	1.20%	1.22%	1.22%	1.22%
Net investment income	0.46	%(f)	0.50%	0.28%	0.37%	0.49%	0.08	%(b)
Portfolio turnover rate	9%		22%	23%	22%	19%	42%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been (2.16)% and the ratio of net investment income to average net assets would have been 0.03%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  34

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Admin Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$30.88		$35.06		$36.24	$28.22	$21.72	$22.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.09		0.01	0.04	0.06	(0.04	)(b)
Net realized and unrealized gain (loss)	1.86		0.48		2.11	8.15	6.44	(0.49)

Total from Investment Operations	1.89		0.57		2.12	8.19	6.50	(0.53)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.00	)(c)	—	(0.14)	—	(0.05)
Net realized capital gains	(3.18)		(4.75)		(3.30)	(0.03)	—	—

Total Distributions	(3.20)		(4.75)		(3.30)	(0.17)	—	(0.05)

Net asset value, end of the period	$29.57		$30.88		$35.06	$36.24	$28.22	$21.72

Total return(d)	6.34	%(e)	0.71%		5.63%	29.17%	29.93%	(2.40	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$44,925		$45,762		$61,791	$74,892	$67,853	$65,500
Net expenses(f)	1.39	%(g)(h)	1.38	%(i)	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.42	%(g)(h)	1.40	%(i)	1.51%	1.52%	1.52%	1.52%
Net investment income (loss)	0.23	%(h)	0.28%		0.02%	0.11%	0.24%	(0.17	)%(b)
Portfolio turnover rate	9%		22%		23%	22%	19%	42%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.06), total return would have been (2.44)% and the ratio of net investment loss to average net assets would have been (0.22)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes refund of prior year service fee of 0.01%. See Note 5b of Notes to Financial Statements.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes refund of prior year service fee of 0.02%.

See accompanying notes to financial statements.

35  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Class N
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$32.22		$36.44		$37.44		$32.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.27		0.23		0.06
Net realized and unrealized gain (loss)	1.93		0.50		2.18		5.30

Total from Investment Operations	2.06		0.77		2.41		5.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.24)		(0.11)		—
Net realized capital gains	(3.18)		(4.75)		(3.30)		—

Total Distributions	(3.43)		(4.99)		(3.41)		—

Net asset value, end of the period	$30.85		$32.22		$36.44		$37.44

Total return	6.61	%(b)	1.25%		6.25	%(c)	16.71	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$49,830		$38,555		$2,568		$1
Net expenses	0.83	%(d)	0.83	%(e)	0.85	%(f)	0.85	%(d)(f)
Gross expenses	0.83	%(d)	0.83	%(e)	0.89%		14.45	%(d)
Net investment income	0.82	%(d)	0.76%		0.60%		0.27	%(d)
Portfolio turnover rate	9%		22%		23%		22%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  36

Financial Highlights – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund— Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015*
Net asset value, beginning of the period	$9.05	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.03	(0.94)

Total from Investment Operations	0.02	(0.95)

LESS DISTRIBUTIONS FROM:
Net investment income	—	—
Net realized capital gains	—	—

Total Distributions	—	—

Net asset value, end of the period	$9.07	$9.05

Total return(b)	0.22%	(9.50)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,902	$9,242
Net expenses(c)(d)	0.85%	0.85%
Gross expenses(d)	1.74%	2.65%
Net investment loss(d)	(0.26)%	(0.53)%
Portfolio turnover rate	29%	14%

*	From commencement of operations on June 30, 2015 through September 30, 2015.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

37  |

Notes to Financial Statements

March 31, 2016 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. Small Cap Growth Fund and Small Cap Value Fund continue to offer Institutional Class, Retail Class and Class N shares to existing investors and Small Cap Value Fund continues to offer Admin Class shares to existing investors.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Effective November 2, 2015, Class N shares are offered to investors with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Small Cap Growth Fund and Small Cap Value Fund and $1,000,000 for Small/Mid Cap Growth Fund, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and for Institutional Class, Retail Class and Admin Class (for Small Cap Value Fund), collectively, and Class N, individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

|  38

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a

39  |

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.   Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.   Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal

|  40

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, deferred Trustees’ fees, net operating losses and non-deductible expenses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2015 was as follows:

	2015 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$149,109,447	$149,109,447
Small Cap Value Fund	10,451,269	142,087,857	152,539,126
Small/Mid Cap Growth Fund	—	—	—

As of September 30, 2015, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$(168,511)

Late-year ordinary and post-October capital loss deferrals*	$(5,146,367)	$—	$—

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain

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repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2016, none of the Funds had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

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•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,070,510,908	$—	$—	$1,070,510,908
Short-Term Investments	—	28,249,289	—	28,249,289

Total	$1,070,510,908	$28,249,289	$—	$1,098,760,197

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,016,780,669	$—	$—	$1,016,780,669
Closed-End Investment Companies	5,837,004	—	—	5,837,004
Short-Term Investments	—	8,729,146	—	8,729,146

Total	$1,022,617,673	$8,729,146	$—	$1,031,346,819

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

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March 31, 2016 (Unaudited)

Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,497,589	$—	$—	$10,497,589
Short-Term Investments	—	330,955	—	330,955

Total	$10,497,589	$330,955	$—	$10,828,544

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2016, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$314,816,422	$314,640,249
Small Cap Value Fund	95,874,382	175,458,499
Small/Mid Cap Growth Fund	4,346,967	2,748,039

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

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For the six months ended March 31, 2016, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	—

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2016, the management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$4,159,394	$—	$4,159,394	0.75%	0.75%
Small Cap Value Fund	3,852,115	—	3,852,115	0.75%	0.75%
Small/Mid Cap Growth Fund	36,854	36,854	—	0.75%	—

For the six months ended March 31, 2016, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$102,411	$42,106	$6,850	$—	$151,367

In addition, the investment adviser reimbursed expenses of Small/Mid Cap Growth Fund in the amount of $6,740 for the six months ended March 31, 20161.

1 Waivers/expense reimbursements are subject to possible recovery until September 30, 2017.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

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Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2016, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$185,190	$—
Small Cap Value Fund	53,213	350,732	55,602

For the six months ended March 31, 2016, NGAM Distribution refunded Small Cap Value Fund $2,389 of prior year Admin Class service fees paid to NGAM Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by this amount.

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors,

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each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2016, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$243,326
Small Cap Value Fund	225,340
Small/Mid Cap Growth Fund	2,157

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$597,235
Small Cap Value Fund	506,376
Small/Mid Cap Growth Fund	38

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March 31, 2016 (Unaudited)

As of March 31, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$13,447
Small Cap Value Fund	12,182
Small/Mid Cap Growth Fund	2

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical

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investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.   Affiliated Ownership. As of March 31, 2016, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”), Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”), and Natixis US held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Pension Plan	Retirement Plan	Natixis US	Total Affiliated Ownership
Small Cap Growth Fund	0.92%	1.32%	—	2.24%
Small Cap Value Fund	1.67%	2.51%	—	4.18%
Small/Mid Cap Growth Fund	—	7.27%	83.19%	90.46%

Investment activities of affiliated shareholders could have material impacts on the Funds.

6.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2016, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$512,513	$96,365	$—	$235
Small Cap Value Fund	353,164	149,729	23,802	187
Small/Mid Cap Growth Fund	535	—	—	—

Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

For the six months ended March 31, 2016, none of the Funds had borrowings under this agreement.

Effective April 14, 2016, the line of credit with State Street Bank and Trust Company expired, and the Funds, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

8.  Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended March 31, 2016, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$35,939
Small Cap Value Fund	23,336
Small/Mid Cap Growth Fund	310

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts (including accounts owned by affiliates) representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5)	Total Percentage of Ownership
Small Cap Growth Fund	2	32.47%	—	32.47%
Small Cap Value Fund	3	24.43%	—	24.43%
Small/Mid Cap Growth Fund	—	—	90.46%	90.46%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts, or investment models

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March 31, 2016 (Unaudited)

where a shareholder account may be invested for a non-discretionary customer, are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund
	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	3,770,485	$78,589,791	7,265,268	$175,813,770
Issued in connection with the reinvestment of distributions	2,716,857	58,412,420	5,134,319	117,062,465
Redeemed	(4,395,797)	(90,927,768)	(11,470,816)	(274,541,353)

Net change	2,091,545	$46,074,443	928,771	$18,334,882

Retail Class
Issued from the sale of shares	605,428	$11,807,513	1,423,680	$32,677,891
Issued in connection with the reinvestment of distributions	588,964	11,867,620	1,163,810	25,045,197
Redeemed	(1,725,815)	(35,281,633)	(2,397,388)	(53,969,398)

Net change	(531,423)	$(11,606,500)	190,102	$3,753,690

Class N
Issued from the sale of shares	2,385,136	$50,866,357	6,907,906	$165,784,056
Issued in connection with the reinvestment of distributions	616,186	13,284,984	119,335	2,724,416
Redeemed	(1,156,980)	(25,082,193)	(346,462)	(8,289,576)

Net change	1,844,342	$39,069,148	6,680,779	$160,218,896

Increase (decrease) from capital share transactions	3,404,464	$73,537,091	7,799,652	$182,307,468

	Small Cap Value Fund
	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,602,144	$49,325,792	3,379,231	$118,476,722
Issued in connection with the reinvestment of distributions	2,210,358	66,708,596	2,730,775	93,993,275
Redeemed	(2,762,839)	(84,063,085)	(5,495,573)	(195,820,490)

Net change	1,049,663	$31,971,303	614,433	$16,649,507

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

10.  Capital Shares – continued.

	Small Cap Value Fund – continued
	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	341,355	$10,373,323	931,124	$32,655,794
Issued in connection with the reinvestment of distributions	943,438	28,142,755	1,357,910	46,236,825
Redeemed	(2,029,739)	(64,085,620)	(2,618,373)	(91,431,051)

Net change	(744,946)	$(25,569,542)	(329,339)	$(12,538,432)

Admin Class
Issued from the sale of shares	193,841	$5,530,834	314,600	$10,633,628
Issued in connection with the reinvestment of distributions	111,998	3,244,570	179,802	5,960,432
Redeemed	(268,448)	(7,832,973)	(774,906)	(26,217,314)

Net change	37,391	$942,431	(280,504)	$(9,623,254)

Class N
Issued from the sale of shares	421,229	$12,354,781	1,179,383	$42,095,614
Issued in connection with the reinvestment of distributions	140,642	4,245,978	26,566	914,684
Redeemed	(143,518)	(4,340,721)	(79,684)	(2,779,124)

Net change	418,353	$12,260,038	1,126,265	$40,231,174

Increase (decrease) from capital share transactions	760,461	$19,604,230	1,130,855	$34,718,995

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2016		Period Ended September 30, 2015(a)
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	182,042	$1,613,542	1,020,804	$10,199,072
Redeemed	(181)	(1,645)	—	—

Increase (decrease) from capital share transactions	181,861	$1,611,897	1,020,804	$10,199,072

(a) From commencement of operations on June 30, 2015 through September 30, 2015.

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Loomis Sayles Bond Fund

Semiannual Report

March 31, 2016

Portfolio Review	1
Portfolio of Investments	4
Financial Statements	28
Notes to Financial Statements	35

LOOMIS SAYLES BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSBDX
Daniel J. Fuss, CFA®, CIC	Retail Class	LSBRX
Elaine M. Stokes	Admin Class	LBFAX
	Class N	LSBNX

Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20162

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 5/16/91)	1.95%	-3.25%	4.16%	6.17%	—%
Retail Class (Inception 12/31/96)	1.75	-3.58	3.86	5.86	—
Admin Class (Inception 1/2/98)	1.70	-3.77	3.60	5.60	—
Class N (Inception 2/1/13)	1.92	-3.25	—	—	1.38

Comparative Performance
Barclays U.S. Government/ Credit Bond Index[1]	2.70	1.75	4.04	4.93	2.55

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment-grade U.S. corporate securities.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles Funds at 800-633-3330; on the Fund’s website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2015 is available on the Fund’s website and the SEC’s website.

Quarterly Portfolio Schedules

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2015 through March 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

|  2

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Bond Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$1,019.50	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.34

Retail Class
Actual	$1,000.00	$1,017.50	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.45	$4.60

Admin Class
Actual	$1,000.00	$1,017.00	$5.85
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.86

Class N
Actual	$1,000.00	$1,019.20	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.93

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.66%, 0.91%, 1.16% and 0.58% for Institutional, Retail, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

3  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 84.2% of Net Assets

Non-Convertible Bonds – 76.5%

	ABS Other – 0.5%
$30,419,118	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)	$30,130,745
17,995,833	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)	15,832,734
6,635,119	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)	5,434,162
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(c)(d)(e)	6,728,803
15,447,182	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A	14,751,696

		72,878,140

	Aerospace & Defense – 1.2%
36,735,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	27,551,250
100,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	75,750
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	837,113
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	9,564,800
275,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019	298,375
24,903,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	23,657,850
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	26,499,200
770,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	800,800
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	5,036,400
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	38,201,293
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	25,738,660
25,085,000	TransDigm, Inc., 6.500%, 5/15/2025	24,520,587
1,550,000	TransDigm, Inc., 7.500%, 7/15/2021	1,623,625

		184,405,703

	Airlines – 2.2%
24,305,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	19,626,463
197,989,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	201,453,807
4,033,900	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	4,094,651
32,465,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	34,128,831
112,294	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	113,978
120,297	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	120,899
1,427,701	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,495,946

See accompanying notes to financial statements.

|  4

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$4,416,247	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	$4,614,978
1,171,185	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	1,248,776
445,424	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	462,706
6,709,483	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	6,927,541
315,087	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	352,898
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	55,756,800
6,219,146	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	6,281,337
9,680,841	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	9,680,841

		346,360,452

	Automotive – 0.4%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,986,519
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,845,854
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,815,200
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,972,836
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	39,144,835
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,635,070
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	8,983,800

		65,384,114

	Banking – 7.5%
56,206,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	68,087,667
59,285,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	59,783,113
35,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(f)	34,256
54,910,000	Bank of Nova Scotia, 2.130%, 6/15/2020, (CAD)	42,900,617
16,525,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	13,048,611
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(f)	40,489,990
35,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(f)	51,656,704
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(f)	23,976,000
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	8,035,553
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	37,755,979
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	28,614,266
16,780,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	17,898,018

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	$4,143,569
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	22,224,690
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,510,658
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	24,764,235
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	48,938,429
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	19,929,940
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.321%, 9/14/2018, (EUR)(g)	1,782,406
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	4,244,760
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	43,374,533
6,600,000	Morgan Stanley, 3.750%, 2/25/2023	6,876,969
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	48,577,769
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	42,286,505
75,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	60,642,361
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	110,686,549
150,195,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	120,621,962
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	2,083,908
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	144,106,037
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,860,245
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	54,607,732
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,911,549
2,269,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	2,284,418
6,000,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(f)	9,175,254
2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	3,172,058

		1,191,087,310

	Brokerage – 1.1%
5,996,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	5,081,610
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	25,795,700
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	20,517,714
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	51,457,341
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	28,451,399
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	23,638,596
12,806,000	Jefferies Group LLC, 6.875%, 4/15/2021	14,459,242

		169,401,602

	Building Materials – 0.9%
15,670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	11,595,800
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,436,931
19,873,000	Masco Corp., 6.125%, 10/03/2016	20,354,920
15,272,000	Masco Corp., 6.500%, 8/15/2032	15,577,440
16,870,000	Masco Corp., 7.125%, 3/15/2020	19,421,587
9,733,000	Masco Corp., 7.750%, 8/01/2029	10,998,290

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Building Materials – continued
9,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)(b)	$1,263,089
214,000	Owens Corning, 6.500%, 12/01/2016	218,597
51,420,000	Owens Corning, 7.000%, 12/01/2036	56,806,194
2,395,000	Titan Global Finance PLC, EMTN, 4.250%, 7/10/2019, (EUR)	2,711,644

		142,384,492

	Cable Satellite – 0.5%
1,090,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	1,109,075
1,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,271,875
4,325,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	4,503,406
5,585,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	5,696,700
965,000	DISH DBS Corp., 5.000%, 3/15/2023	851,613
1,105,000	DISH DBS Corp., 5.875%, 11/15/2024	1,013,837
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	31,954,557
6,190,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	5,494,906
535,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	553,681
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	12,211,165
9,660,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	9,925,650

		74,586,465

	Chemicals – 2.2%
123,840,000	Chemours Co. (The), 6.625%, 5/15/2023, 144A	100,929,600
23,615,000	Chemours Co. (The), 7.000%, 5/15/2025, 144A	18,892,000
56,305,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	53,630,512
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	18,400,000
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	18,165,420
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	8,492,250
4,955,000	Hexion, Inc., 8.875%, 2/01/2018	3,394,175
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(c)(d)	3,165,400
3,390,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	1,364,475
405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	408,038
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	114,753,600
6,795,000	Methanex Corp., 5.250%, 3/01/2022	6,424,958
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	1,613,500

		349,633,928

	Construction Machinery – 0.3%
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	1,441,750
27,030,000	Toro Co., 6.625%, 5/01/2037(b)	31,433,538
1,095,000	United Rentals North America, Inc., 6.125%, 6/15/2023	1,130,588
5,825,000	United Rentals North America, Inc., 7.625%, 4/15/2022	6,203,625

		40,209,501

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Consumer Cyclical Services – 0.1%
$1,000,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	$1,020,000
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	8,785,215

		9,805,215

	Consumer Products – 0.1%
15,036,000	Avon Products, Inc., 8.700%, 3/15/2043	9,923,760

	Diversified Manufacturing – 0.0%
225,000	Amsted Industries, Inc., 5.000%, 3/15/2022, 144A	223,312

	Electric – 2.0%
3,075,000	AES Corp. (The), 4.875%, 5/15/2023	2,959,688
8,395,000	AES Corp. (The), 5.500%, 3/15/2024	8,206,112
3,575,000	AES Corp. (The), 5.500%, 4/15/2025	3,445,406
57,488,008	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	63,761,962
71,488,388	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	67,423,558
2,126,139	CE Generation LLC, 7.416%, 12/15/2018	1,966,679
23,376,000	DPL, Inc., 6.750%, 10/01/2019	23,726,640
12,250,000	Dynegy, Inc., 7.375%, 11/01/2022	11,331,250
69,835,000	Dynegy, Inc., 7.625%, 11/01/2024	63,375,262
60,715,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	60,800,001
5,675,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	5,917,890
8,663,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	10,830,491
680,335	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	680,335
81,911	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	79,936

		324,505,210

	Finance Companies – 5.2%
3,100,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	1,240,000
1,150,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,293,750
64,245,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	45,197,603
89,985,000	General Electric Co., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	63,236,966
45,800,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	32,289,725
11,695,000	General Electric Co., Series A, MTN, 0.922%, 5/13/2024(g)	10,842,435
6,070,000	iStar, Inc., 3.875%, 7/01/2016	6,064,798
19,330,000	iStar, Inc., 4.875%, 7/01/2018	18,677,612
20,395,000	iStar, Inc., 5.000%, 7/01/2019	19,579,200
34,525,000	iStar, Inc., 5.850%, 3/15/2017	35,215,500
20,920,000	iStar, Inc., 7.125%, 2/15/2018	21,181,500
1,890,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,653,750
30,220,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	30,031,125
2,830,000	Navient Corp., 5.875%, 10/25/2024	2,398,425

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
$68,000,000	Navient Corp., MTN, 6.125%, 3/25/2024	$58,480,000
34,415,000	Navient LLC, 4.875%, 6/17/2019	33,210,475
27,420,000	Navient LLC, 5.500%, 1/25/2023	23,307,000
150,996(††)	Navient LLC, 6.000%, 12/15/2043	2,927,309
7,865,000	Navient LLC, MTN, 4.625%, 9/25/2017	7,953,481
11,663,000	Navient LLC, MTN, 5.500%, 1/15/2019	11,458,897
8,000,000	Navient LLC, MTN, 7.250%, 1/25/2022	7,480,000
3,355,000	Navient LLC, MTN, 8.000%, 3/25/2020	3,338,225
23,623,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	23,268,655
51,024,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)	35,971,920
400,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	396,000
74,340,000	Springleaf Finance Corp., 5.250%, 12/15/2019	70,994,700
190,536,000	Springleaf Finance Corp., 7.750%, 10/01/2021	186,934,870
77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	75,120,425

		829,744,346

	Food & Beverage – 0.0%
3,420,000	Constellation Brands, Inc., 4.750%, 11/15/2024	3,565,350
1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,190,014

		4,755,364

	Government Owned – No Guarantee – 0.4%
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	27,906,075
31,880,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	23,262,836
24,335,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	15,817,750

		66,986,661

	Healthcare – 2.4%
3,240,000	BioScrip, Inc., 8.875%, 2/15/2021	2,737,800
1,820,000	HCA, Inc., 5.875%, 3/15/2022	1,970,150
47,935,000	HCA, Inc., 5.875%, 5/01/2023	50,271,831
27,204,000	HCA, Inc., 7.050%, 12/01/2027	27,884,100
27,148,000	HCA, Inc., 7.500%, 12/15/2023	28,776,880
27,545,000	HCA, Inc., 7.500%, 11/06/2033	29,473,150
65,936,000	HCA, Inc., 7.690%, 6/15/2025	70,881,200
45,324,000	HCA, Inc., 8.360%, 4/15/2024	50,536,260
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	23,677,920
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	13,317,220
335,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	332,488
915,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	876,112
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,433,575
2,250,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,261,250
13,068,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	12,920,985
37,850,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	36,241,375

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$27,572,137
355,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	364,319
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	702,075

		382,230,827

	Home Construction – 0.9%
7,385,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	5,760,300
160,000	DR Horton, Inc., 4.375%, 9/15/2022	160,400
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)	11,459,365
45,718,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	28,345,160
2,835,000	KB Home, 8.000%, 3/15/2020	2,969,663
65,355,000	PulteGroup, Inc., 6.000%, 2/15/2035	63,557,737
18,575,000	PulteGroup, Inc., 6.375%, 5/15/2033	18,946,500
13,360,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	13,259,800
245,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	243,469

		144,702,394

	Independent Energy – 0.9%
1,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	1,059,724
2,770,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	2,172,893
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	5,245,200
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	4,375,958
15,760,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	8,017,900
345,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	91,425
140,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	39,200
6,516,000	California Resources Corp., 5.000%, 1/15/2020	1,498,680
107,676,000	California Resources Corp., 5.500%, 9/15/2021	23,688,720
16,169,000	California Resources Corp., 6.000%, 11/15/2024	3,638,025
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	642,250
15,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	5,850
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	761,450
8,471,000	Continental Resources, Inc., 3.800%, 6/01/2024	6,692,090
1,597,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,335,491
1,775,000	EQT Corp., 8.125%, 6/01/2019	1,912,731
710,000	Halcon Resources Corp., 8.875%, 5/15/2021	124,250
7,470,000	Halcon Resources Corp., 9.250%, 2/15/2022	1,307,250
3,375,000	Halcon Resources Corp., 9.750%, 7/15/2020	599,063
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	85,550
95,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	57,356
235,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	138,650
370,000	Noble Energy, Inc., 5.625%, 5/01/2021	371,850
4,855,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,580,563
3,860,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	2,943,250
280,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	277,760
6,235,000	QEP Resources, Inc., 5.250%, 5/01/2023	5,424,450

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	$9,014,437
15,445,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020, 144A(i)	2,007,850
9,500,000	Rice Energy, Inc., 6.250%, 5/01/2022	8,265,000
13,579,000	RSP Permian, Inc., 6.625%, 10/01/2022	13,375,315
23,125,000	Sanchez Energy Corp., 6.125%, 1/15/2023	12,487,500
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	7,296,750
90,000	SM Energy Co., 5.000%, 1/15/2024	62,297
20,982,000	SM Energy Co., 6.125%, 11/15/2022	15,295,878
3,205,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	224,350
58,750,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	4,553,125

		148,670,081

	Industrial Other – 0.1%
8,380,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	8,568,550
160,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	151,200

		8,719,750

	Integrated Energy – 0.0%
2,155,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(b)(h)	366,350
1,250,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A(b)(h)	212,500

		578,850

	Leisure – 0.0%
1,270,000	Six Flags Entertainment Corp., 5.250%, 1/15/2021, 144A	1,304,925
210,000	WMG Acquisition Corp., 6.000%, 1/15/2021	214,725

		1,519,650

	Life Insurance – 2.0%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,830,957
97,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(f)	100,133,425
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(f)	1,787,053
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	16,333,920
5,760,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	4,219,200
31,605,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	23,466,713
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,753,188
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,466,000
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	72,761,318
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)	58,483,135
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)	14,704,621
4,200,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	4,855,103

		321,794,633

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Local Authorities – 1.5%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	$30,708,921
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	82,544,486
142,855,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	117,308,565
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,077,277
1,397,530	Province of Alberta, 5.930%, 9/16/2016, (CAD)	1,100,732
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,178,061

		233,918,042

	Media Entertainment – 0.8%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	7,836,371
1,595,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	1,110,519
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	46,321,750
9,335,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	9,568,375
34,725,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	28,474,500
3,610,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	3,086,550
26,090,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	24,133,250
8,890,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	8,956,675

		129,487,990

	Metals & Mining – 1.8%
8,456,540	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(h)(j)	846
155,000	AK Steel Corp., 7.625%, 5/15/2020	96,875
3,000,000	AK Steel Corp., 7.625%, 10/01/2021	1,710,000
13,492,000	Alcoa, Inc., 5.870%, 2/23/2022	13,487,817
11,795,000	Alcoa, Inc., 5.900%, 2/01/2027	11,205,250
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	1,742,500
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	6,325,829
35,180,000	ArcelorMittal, 7.750%, 3/01/2041	30,078,900
3,635,000	ArcelorMittal, 8.000%, 10/15/2039	3,162,450
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	3,648,678
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	21,456,369
28,838,000	Cliffs Natural Resources, Inc., 8.000%, 9/30/2020, 144A	12,111,960
34,330,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(h)	1,029,900
100,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	67,000
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	11,155,500
975,000	Hecla Mining Co., 6.875%, 5/01/2021	784,875
19,310,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	18,441,050
66,920,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	63,574,000
6,500,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	4,615,000
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	8,717,522
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	8,710,800
8,015,000	United States Steel Corp., 6.875%, 4/01/2021	5,850,950
23,520,000	United States Steel Corp., 7.000%, 2/01/2018	21,168,000

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$38,460,000	United States Steel Corp., 7.500%, 3/15/2022	$27,421,980
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,529,010

		288,093,061

	Midstream – 1.0%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	628,538
9,050,000	DCP Midstream LLC, 6.450%, 11/03/2036, 144A	5,796,534
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	8,394,720
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	207,661
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	34,100,746
33,023,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	31,908,474
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	168,100
26,020,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	26,875,277
7,325,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	6,463,119
1,455,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,367,381
5,556,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	5,246,975
15,654,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018	15,614,865
4,258,532	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,364,995
18,753,000	Williams Partners LP, 3.350%, 8/15/2022	15,304,473

		156,441,858

	Mortgage Related – 0.0%
58,151	FHLMC, 5.000%, 12/01/2031	64,506

	Natural Gas – 0.2%
4,130,000	NiSource Finance Corp., 6.125%, 3/01/2022	4,845,803
21,041,000	NiSource Finance Corp., 6.400%, 3/15/2018	22,817,092
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,380,728

		29,043,623

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
12,805,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	9,926,130
11,160,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.794%, 8/10/2045(g)	10,632,488
18,498,614	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	14,226,164
38,534,458	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)	36,114,494

		70,899,276

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Oil Field Services – 0.6%
$485,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	$140,650
14,585,000	FTS International, Inc., 6.250%, 5/01/2022	1,604,350
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	4,273,575
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	11,637,495
29,512,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(b)(h)	7,746,900
47,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(b)(h)	12,591,760
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	7,075
10,000	Precision Drilling Corp., 6.500%, 12/15/2021	7,600
20,000	Precision Drilling Corp., 6.625%, 11/15/2020	16,000
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	21,513,625
10,432,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	756,320
1,180,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019	85,550
51,710,000	Transocean, Inc., 4.300%, 10/15/2022	28,569,775
1,900,000	Transocean, Inc., 6.500%, 11/15/2020	1,330,000
1,670,000	Transocean, Inc., 6.800%, 3/15/2038	835,000
6,530,000	Transocean, Inc., 7.125%, 12/15/2021	4,407,750

		95,523,425

	Packaging – 0.1%
1,180,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	1,170,412
10,351,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	10,609,775
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,549,419

		13,329,606

	Paper – 1.3%
22,783,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	30,008,219
51,190,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	69,986,456
12,590,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	18,580,599
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,426,615
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	10,239,712
29,028,000	WestRock MWV LLC, 8.200%, 1/15/2030	37,392,360
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,824,046
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,143,163

		201,601,170

	Property & Casualty Insurance – 0.3%
7,023,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	8,022,829
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	1,760,000
5,232,000	Loews Corp., 2.625%, 5/15/2023	5,160,735
13,985,000	MBIA Insurance Corp., 11.882%, 1/15/2033, 144A(e)(g)	4,824,825
80,000	MBIA Insurance Corp., 11.882%, 1/15/2033(e)(g)	27,600

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – continued
$5,625,000	Old Republic International Corp., 4.875%, 10/01/2024	$5,851,153
12,080,000	Sirius International Group, 6.375%, 3/20/2017, 144A	12,391,084
1,140,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(f)	1,125,750
6,575,000	XLIT Ltd., 6.250%, 5/15/2027	7,708,918
1,505,000	XLIT Ltd., 6.375%, 11/15/2024	1,752,958

		48,625,852

	Railroads – 0.9%
128,700,000	Hellenic Railways Organization S.A., EMTN, 0.247%, 5/24/2016, (EUR)(b)(g)	142,603,452
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	7,596,323
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)	63,308

		150,263,083

	Real Estate Operations/Development – 0.1%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	8,069,424

	Restaurants – 0.0%
1,325,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	2,010,076

	Retailers – 0.8%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,135,813
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,234,278
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,600,951
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022(d)	16,059,312
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,368,000
2,501,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	2,532,263
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	30,407,825
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,601,100
5,697,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	5,853,667
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,754,903
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,919,870
815,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	118,175
26,415,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	20,999,925

		128,586,082

	Sovereigns – 0.6%
97,435,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	98,035,200

	Supermarkets – 1.6%
53,271,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/2022, 144A	57,665,857
107,435,000	New Albertson’s, Inc., 7.450%, 8/01/2029	97,497,262
27,027,000	New Albertson’s, Inc., 7.750%, 6/15/2026	25,202,678
23,152,000	New Albertson’s, Inc., 8.000%, 5/01/2031	21,733,940
6,955,000	New Albertson’s, Inc., 8.700%, 5/01/2030	6,676,800

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Supermarkets – continued
$21,208,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	$17,920,760
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,056,213
35,540,000	SUPERVALU, Inc., 7.750%, 11/15/2022	30,120,150

		259,873,660

	Supranational – 1.3%
348,600,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	26,193,820
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	16,099,369
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	135,546,299
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	34,605,602

		212,445,090

	Technology – 1.9%
255,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	167,025
119,135,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	126,580,937
57,898,000	Amkor Technology, Inc., 6.375%, 10/01/2022	55,292,590
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,851,983
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,383,772
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	74,493,801
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	12,920,779
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,390,306
3,036,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	3,872,980
8,080,000	Western Digital Corp., 7.375%, 4/01/2023, 144A(k)	8,241,600
40,000	Xerox Corp., 6.350%, 5/15/2018	42,680
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	615,000

		295,853,453

	Transportation Services – 0.2%
20,994,000	APL Ltd., 8.000%, 1/15/2024(b)	14,065,980
6,427,401	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(d)	6,539,880
2,125,822	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(l)	2,173,653
1,959,577	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 1/02/2018(d)	1,959,577
8,293,338	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(d)(l)	8,542,138
3,242,878	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 1/02/2018(d)	3,291,522
14,132	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(d)(l)	14,698

		36,587,448

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – 24.1%
597,515,000	Canadian Government, 0.250%, 5/01/2017, (CAD)	$458,638,482
545,500,000	Canadian Government, 0.750%, 9/01/2020, (CAD)	422,232,751
913,810,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	704,683,834
254,495,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	199,269,340
157,595,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	122,433,265
6,575,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	6,957,554
980,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(i)	786,710
2,040,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(i)	1,326,567
1,290,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(i)	826,687
310,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(i)	195,225
3,710,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(i)	2,361,483
4,825,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(i)	3,066,150
465,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(i)	296,362
6,200,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(i)	3,934,138
8,357,200(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	48,904,021
8,554,600(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	51,998,316
4,579,595(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	29,887,290
10,160,320(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	65,260,009
39,547,655(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	260,385,067
3,288,446(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	22,773,257
34,470,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	256,125,418
113,749(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	845,199
137,580,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	103,059,260
128,565,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	104,662,767
83,000,000	New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	59,163,730
764,599,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	106,631,932
1,317,525,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	166,006,208
1,096,778,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	149,286,507
253,010,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	53,829,669
97,345,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	21,252,298
8,742,110,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	48,555,136

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
2,331,740,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	$13,964,532
5,523,835,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	33,054,015
150,000,000	U.S. Treasury Note, 0.500%, 3/31/2017	149,824,200
150,000,000	U.S. Treasury Note, 0.750%, 1/31/2018	150,052,800

		3,822,530,179

	Wireless – 0.6%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	15,514,382
143,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	8,056,549
44,104,000	Sprint Capital Corp., 6.875%, 11/15/2028	32,195,920
8,400,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,573,000
27,683,000	Sprint Communications, Inc., 6.000%, 11/15/2022	20,243,194
10,853,000	Sprint Corp., 7.125%, 6/15/2024	8,058,353
11,346,000	Sprint Corp., 7.250%, 9/15/2021	8,665,507

		99,306,905

	Wirelines – 5.5%
75,360,000	AT&T, Inc., 2.625%, 12/01/2022	74,628,104
59,951,000	AT&T, Inc., 3.000%, 2/15/2022	61,170,823
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,615,776
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	3,758,843
10,946,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	10,181,571
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	108,834,416
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	9,312,981
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	5,967,238
1,440,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,335,600
11,991,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	10,462,147
27,505,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	32,948,900
8,735,000	Embarq Corp., 7.995%, 6/01/2036	8,433,118
11,505,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	10,900,987
21,745,000	Frontier Communications Corp., 6.250%, 9/15/2021	20,100,861
24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	20,522,534
60,000	Frontier Communications Corp., 7.000%, 11/01/2025	45,900
4,035,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,207,825
1,240,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,066,400
39,795,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	41,088,337
1,235,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	1,254,155
305,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A	81,557
24,165,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	6,393,134
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	12,298,137
64,382,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	53,437,060
16,040,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,521,200
41,590,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	34,727,650
32,321,000	Qwest Corp., 6.875%, 9/15/2033	31,514,268

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$10,785,000	Qwest Corp., 7.250%, 9/15/2025	$11,794,573
785,000	Qwest Corp., 7.250%, 10/15/2035	774,787
63,364,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	60,229,383
32,356,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	31,870,660
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	6,794,632
1,850,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	2,047,169
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,385,716
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	7,682,044
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	30,039,175
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	36,089,320
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	23,015,527
73,892,000	Verizon Communications, Inc., 2.450%, 11/01/2022	73,439,485
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,558,567
3,130,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	3,479,089

		879,009,649

	Total Non-Convertible Bonds (Identified Cost $13,409,360,398)	12,150,090,418

Convertible Bonds – 5.6%

	Building Materials – 0.1%
1,015,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	898,275
415,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	437,047
14,067,000	KB Home, 1.375%, 2/01/2019	12,976,807

		14,312,129

	Chemicals – 0.0%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	6,768,469

	Consumer Cyclical Services – 0.1%
13,720,000	Jarden Corp., 1.125%, 3/15/2034	17,355,800

	Consumer Products – 0.0%
675,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	459,000

	Diversified Manufacturing – 0.2%
25,202,000	Trinity Industries, Inc., 3.875%, 6/01/2036	26,745,623

	Healthcare – 0.2%
27,720,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	35,828,100

	Leisure – 0.2%
35,626,000	Rovi Corp., 0.500%, 3/01/2020	33,946,234

	Midstream – 0.4%
33,110,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	13,244,000
86,709,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	54,843,442

		68,087,442

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Pharmaceuticals – 0.0%
$2,107,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	$2,440,169
2,929,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	3,472,696

		5,912,865

	Property & Casualty Insurance – 0.5%
59,405,000	Old Republic International Corp., 3.750%, 3/15/2018	73,587,944

	Technology – 3.9%
9,685,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	9,594,203
28,239,000	Ciena Corp., 0.875%, 6/15/2017	27,709,519
14,865,000	Ciena Corp., 3.750%, 10/15/2018, 144A	17,577,862
4,989,000	Intel Corp., 2.950%, 12/15/2035	6,339,148
316,175,000	Intel Corp., 3.250%, 8/01/2039	502,915,859
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	2,364,366
7,055,386	Liberty Media LLC, 3.500%, 1/15/2031	6,561,403
11,900,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	10,955,438
1,231,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,267,930
13,345,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	13,428,406
15,405,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	14,990,991

		613,705,125

	Total Convertible Bonds (Identified Cost $713,740,043)	896,708,731

Municipals – 2.1%

	District of Columbia – 0.0%
5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	7,124,083

	Illinois – 0.6%
69,245,000	State of Illinois, 5.100%, 6/01/2033	64,754,461
38,330,000	State of Illinois, Series B, 5.520%, 4/01/2038	35,609,720

		100,364,181

	Michigan – 0.1%
19,820,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	18,129,156

	Ohio – 0.1%
8,200,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	7,726,122

	Virginia – 0.9%
171,050,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	137,548,147

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Puerto Rico – 0.4%
$85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035	$58,581,875

	Total Municipals (Identified Cost $367,261,991)	329,473,564

	Total Bonds and Notes (Identified Cost $14,490,362,432)	13,376,272,713

Senior Loans – 1.9%

	Automotive – 0.1%
9,399,713	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(g)	8,671,236
7,744,876	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(b)(g)	6,583,144

		15,254,380

	Chemicals – 0.4%
7,116,105	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(g)	6,973,783
7,953,832	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(g)	7,237,987
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(g)	45,582,075

		59,793,845

	Consumer Cyclical Services – 0.5%
53,263,125	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(g)	33,023,138
55,750,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(b)(g)	37,631,250

		70,654,388

	Diversified Manufacturing – 0.0%
12,709,313	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(g)	5,750,964

	Finance Companies – 0.3%
51,708,529	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(g)	51,320,715

	Financial Other – 0.1%
16,815,038	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(g)	16,667,906

	Industrial Other – 0.0%
2,865,926	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(g)	2,727,416

	Media Entertainment – 0.0%
11,917,684	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(g)	3,836,064

	Natural Gas – 0.0%
13,463,559	Southcross Holdings Borrower LP, Term Loan B, 7.500%, 8/04/2021(g)(h)	1,380,015

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Oil Field Services – 0.1%
$3,109,527	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(g)	$365,370
8,124,988	Paragon Offshore Finance Co., Term Loan B, 5.250%, 7/18/2021(b)(g)(h)	1,746,872
3,821,372	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(g)	2,155,903
3,558,623	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(b)(g)	1,524,265

		5,792,410

	Other Utility – 0.0%
4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(g)	4,185,625

	Property & Casualty Insurance – 0.0%
2,550,800	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(g)	2,514,655

	Retailers – 0.0%
4,716,349	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(g)	4,138,596

	Supermarkets – 0.1%
15,474,215	Albertson’s LLC, Term Loan B4, 5.500%, 8/25/2021(g)	15,481,952

	Technology – 0.1%
5,596,800	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(g)	5,363,581
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)(g)	4,969,494

		10,333,075

	Transportation Services – 0.0%
5,133,721	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(g)	4,620,349

	Wireless – 0.0%
4,615,385	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(g)	4,311,554

	Wirelines – 0.2%
1,896,314	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(g)	1,878,299
19,347,093	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(b)(g)	18,343,559
2,548,975	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(g)	2,436,387

		22,658,245

	Total Senior Loans (Identified Cost $381,468,992)	301,422,154

Shares

Common Stocks – 8.1%

	Airlines – 0.1%
213,831	United Continental Holdings, Inc.(e)	12,799,924

	Automobiles – 1.8%
21,480,222	Ford Motor Co.	289,982,997

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(e)	$10,302,308

	Diversified Telecommunication Services – 0.4%
403,884	Hawaiian Telcom Holdco, Inc.(e)	9,511,468
421,481	Level 3 Communications, Inc.(e)	22,275,271
2,657,843	Telefonica S.A., Sponsored ADR	29,581,792

		61,368,531

	Energy Equipment & Services – 0.0%
486,727	Hercules Offshore, Inc.(e)	1,168,145

	Metals & Mining – 0.2%
6,559,672	ArcelorMittal, (Registered)	30,043,298
324,383	Cliffs Natural Resources, Inc.(e)	973,149

		31,016,447

	Multi-Utilities – 0.0%
63,091	CMS Energy Corp.	2,677,582

	Oil, Gas & Consumable Fuels – 0.3%
1,033,462	Chesapeake Energy Corp.	4,257,863
868,395	Repsol YPF S.A., Sponsored ADR	9,821,547
231,675	Rex Energy Corp.(e)	177,996
758,315	Royal Dutch Shell PLC, Sponsored ADR	36,740,362

		50,997,768

	Pharmaceuticals – 1.4%
3,414,069	Bristol-Myers Squibb Co.	218,090,728

	REITs – Diversified – 0.0%
226,669	NexPoint Residential Trust, Inc.	2,967,097

	Semiconductors & Semiconductor Equipment – 3.7%
18,520,348	Intel Corp.	599,133,258

	Trading Companies & Distributors – 0.1%
208,780	United Rentals, Inc.(e)	12,984,028

	Total Common Stocks (Identified Cost $969,285,305)	1,293,488,813

Preferred Stocks – 1.4%

Convertible Preferred Stocks – 1.2%

	Banking – 0.3%
25,823	Bank of America Corp., Series L, 7.250%	29,386,574
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	15,042,140

		44,428,714

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Communications – 0.0%
14,923	Cincinnati Bell, Inc., 6.750%	$723,766

	Electric – 0.1%
430,351	AES Trust III, 6.750%	21,737,029

	Energy – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	13,937,131

	Metals & Mining – 0.3%
1,182,307	Alcoa, Inc., Series 1, 5.375%	39,004,308

	Midstream – 0.1%
257,387	Chesapeake Energy Corp., 4.500%(e)	4,596,932
476,844	Chesapeake Energy Corp., 5.000%(e)	6,542,300
39,322	Chesapeake Energy Corp., 5.750%, 144A(e)	7,013,865
19,498	Chesapeake Energy Corp., Series A, 5.750%, 144A(e)	3,375,591

		21,528,688

	REITs – Diversified – 0.2%
37,815	Crown Castle International Corp., Series A, 4.500%	4,053,768
536,944	Weyerhaeuser Co., Series A, 6.375%	27,448,577

		31,502,345

	REITs – Health Care – 0.1%
172,150	Welltower, Inc., 6.500%	10,690,515

	REITs – Hotels – 0.0%
231,450	FelCor Lodging Trust, Inc., Series A, 1.950%	5,834,854

	REITs – Mortgage – 0.0%
58,431	iStar, Inc., Series J, 4.500%	2,451,765

	Total Convertible Preferred Stocks (Identified Cost $287,433,849)	191,839,115

Non-Convertible Preferred Stocks – 0.2%

	Banking – 0.0%
6,420	Countrywide Capital IV, 6.750%	163,004

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	124,861
100	Entergy Arkansas, Inc., 4.320%	9,656
5,000	Entergy Mississippi, Inc., 4.360%	468,282
665	Entergy New Orleans, Inc., 4.360%	65,960
200	Entergy New Orleans, Inc., 4.750%	20,156
50,100	Southern California Edison Co., 4.780%	1,262,520

		1,951,435

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Finance Companies – 0.1%
67,611	iStar, Inc., Series E, 7.875%	$1,480,681
64,123	iStar, Inc., Series F, 7.800%	1,445,973
16,004	iStar, Inc., Series G, 7.650%	360,890
149,767	SLM Corp., Series A, 6.970%	6,949,189

		10,236,733

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(e)	121,594

	REITs – Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,917,058

	REITs – Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	10,869,263

	Total Non-Convertible Preferred Stocks (Identified Cost $21,490,615)	26,259,087

	Total Preferred Stocks (Identified Cost $308,924,464)	218,098,202

Closed-End Investment Companies – 0.0%

170,002	NexPoint Credit Strategies Fund (Identified Cost $9,807,937)	3,068,536

Principal Amount (‡)

Short-Term Investments – 3.7%

$3,213,495	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.000% to be repurchased at $3,213,495 on 4/01/2016 collateralized by $3,219,300 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $3,277,819 including accrued interest (Note 2 of Notes to Financial Statements)	3,213,495

588,050,284	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $588,050,774 on 4/01/2016 collateralized by $589,505,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $599,084,456; $535,000 U.S. Treasury Bond, 7.250% due 8/15/2022 valued at $728,269 (Note 2 of Notes to Financial Statements)	588,050,284

	Total Short-Term Investments (Identified Cost $591,263,779)	591,263,779

	Total Investments – 99.3% (Identified Cost $16,751,112,909)(a)	15,783,614,197
	Other Assets Less Liabilities—0.7%	104,084,681

	Net Assets – 100.0%	$15,887,698,878

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2016, the net unrealized depreciation on investments based on a cost of $16,804,818,409 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,197,257,896
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,218,462,108)

	Net unrealized depreciation	$(1,021,204,212)

(b)	Illiquid security. At March 31, 2016, the value of these securities amounted to $476,636,810 or 3.0% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(c)	Illiquid security. At March 31, 2016, the value of these securities amounted to $39,653,349 or 0.2% of net assets.
(d)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of these securities amounted to $78,234,129 or 0.5% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Non-income producing security.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(k)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(l)	Maturity has been extended under the terms of a plan of reorganization.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $2,495,896,599 or 15.7% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Bond Fund – continued

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	24.1%
Banking	7.8
Technology	5.9
Wirelines	5.7
Finance Companies	5.6
Semiconductors & Semiconductor Equipment	3.7
Healthcare	2.6
Chemicals	2.6
Airlines	2.3
Metals & Mining	2.3
Electric	2.1
Municipals	2.1
Life Insurance	2.0
Other Investments, less than 2% each	26.8
Short-Term Investments	3.7

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

Currency Exposure Summary at March 31, 2016 (Unaudited)

United States Dollar	65.9%
Canadian Dollar	14.0
New Zealand Dollar	4.9
Mexican Peso	4.7
Australian Dollar	3.3
Norwegian Krone	2.7
Other, less than 2% each	3.8

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

ASSETS
Investments at cost	$16,751,112,909
Net unrealized depreciation	(967,498,712)

Investments at value	15,783,614,197
Cash	212,635
Foreign currency at value (identified cost $6,064,882)	6,102,878
Receivable for Fund shares sold	42,749,049
Receivable for securities sold	53,309,428
Dividends and interest receivable	216,018,116
Tax reclaims receivable	211,142

TOTAL ASSETS	16,102,217,445

LIABILITIES
Payable for securities purchased	150,270,561
Payable for when-issued/delayed delivery securities purchased (Note 2)	8,080,000
Payable for Fund shares redeemed	46,456,569
Management fees payable (Note 5)	6,927,501
Deferred Trustees’ fees (Note 5)	1,285,631
Administrative fees payable (Note 5)	590,818
Payable to distributor (Note 5d)	86,835
Other accounts payable and accrued expenses	820,652

TOTAL LIABILITIES	214,518,567

NET ASSETS	$15,887,698,878

NET ASSETS CONSIST OF:
Paid-in capital	$16,989,898,536
Undistributed net investment income	84,458,218
Accumulated net realized loss on investments and foreign currency transactions	(220,886,783)
Net unrealized depreciation on investments and foreign currency translations	(965,771,093)

NET ASSETS	$15,887,698,878

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$10,612,720,501

Shares of beneficial interest	804,843,898

Net asset value, offering and redemption price per share	$13.19

Retail Class:
Net assets	$4,953,956,722

Shares of beneficial interest	377,534,961

Net asset value, offering and redemption price per share	$13.12

Admin Class shares:
Net assets	$220,248,043

Shares of beneficial interest	16,843,141

Net asset value, offering and redemption price per share	$13.08

Class N shares:
Net assets	$100,773,612

Shares of beneficial interest	7,650,898

Net asset value, offering and redemption price per share	$13.17

See accompanying notes to financial statements.

|  28

Statement of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$409,360,771
Dividends	37,144,902
Less net foreign taxes withheld	(421,625)

446,084,048

Expenses
Management fees (Note 5)	44,857,444
Service and distribution fees (Note 5)	7,421,228
Administrative fees (Note 5)	3,814,080
Trustees’ fees and expenses (Note 5)	174,307
Transfer agent fees and expenses (Notes 5 and 6)	6,863,922
Audit and tax services fees	31,344
Custodian fees and expenses	549,053
Legal fees	139,133
Registration fees	163,127
Shareholder reporting expenses	460,162
Miscellaneous expenses	208,295

Total expenses	64,682,095
Less waiver and/or expense reimbursement (Note 5)	(896)

Net expenses	64,681,199

Net investment income	381,402,849

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(120,108,274)
Foreign currency transactions	(1,918,749)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,156,646)
Foreign currency translations	3,903,203

Net realized and unrealized loss on investments and foreign currency transactions	(129,280,466)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$252,122,383

See accompanying notes to financial statements.

29  |

Statement of Changes in Net Assets

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income	$381,402,849	$956,689,736
Net realized gain (loss) on investments and foreign currency transactions	(122,027,023)	481,989,097
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(7,253,443)	(2,911,372,919)

Net increase (decrease) in net assets resulting from operations	252,122,383	(1,472,694,086)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(183,467,420)	(512,255,001)
Retail Class	(79,788,076)	(252,624,470)
Admin Class	(3,013,687)	(8,089,242)
Class N	(1,466,924)	(1,912,703)
Net realized capital gains
Institutional Class	(431,902,062)	(410,991,876)
Retail Class	(204,088,780)	(225,446,461)
Admin Class	(8,388,507)	(7,713,407)
Class N	(3,281,035)	(1,037,226)

Total distributions	(915,396,491)	(1,420,070,386)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(3,009,025,940)	(1,987,306,136)

Net decrease in net assets	(3,672,300,048)	(4,880,070,608)
NET ASSETS
Beginning of the period	19,559,998,926	24,440,069,534

End of the period	$15,887,698,878	$19,559,998,926

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$84,458,218	$(29,208,524)

See accompanying notes to financial statements.

|  30

Financial Highlights

For a share outstanding throughout each period.

	Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$13.65		$15.49	$15.09	$14.99	$13.88	$14.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.61	0.60	0.69	0.72	0.73
Net realized and unrealized gain (loss)	(0.05)		(1.55)	0.54	0.27	1.24	(0.25)

Total from Investment Operations	0.25		(0.94)	1.14	0.96	1.96	0.48

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.50)	(0.67)	(0.86)	(0.85)	(0.80)
Net realized capital gains	(0.50)		(0.40)	(0.07)	—	—	—

Total Distributions	(0.71)		(0.90)	(0.74)	(0.86)	(0.85)	(0.80)

Net asset value, end of the period	$13.19		$13.65	$15.49	$15.09	$14.99	$13.88

Total return	1.95	%(b)	(6.37)%	7.66%	6.51%	14.52%	3.34%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,612,721		$12,966,991	$15,488,726	$12,997,813	$12,971,639	$10,897,694
Net expenses	0.66	%(c)	0.64%	0.63%	0.63%	0.63%	0.63%
Gross expenses	0.66	%(c)	0.64%	0.63%	0.63%	0.63%	0.63%
Net investment income	4.47	%(c)	4.17%	3.85%	4.57%	4.99%	5.04%
Portfolio turnover rate	4%		22%	26%	28%	20%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

31  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Retail Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$13.59		$15.43	$15.02	$14.93	$13.83	$14.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.57	0.55	0.65	0.68	0.69
Net realized and unrealized gain (loss)	(0.06)		(1.55)	0.56	0.25	1.23	(0.25)

Total from Investment Operations	0.22		(0.98)	1.11	0.90	1.91	0.44

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.46)	(0.63)	(0.81)	(0.81)	(0.76)
Net realized capital gains	(0.50)		(0.40)	(0.07)	—	—	—

Total Distributions	(0.69)		(0.86)	(0.70)	(0.81)	(0.81)	(0.76)

Net asset value, end of the period	$13.12		$13.59	$15.43	$15.02	$14.93	$13.83

Total return	1.75	%(b)	(6.58)%	7.40%	6.15%	14.25%	2.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,953,957		$6,268,878	$8,627,288	$8,282,010	$8,651,794	$7,907,178
Net expenses	0.91	%(c)	0.89%	0.91%	0.92%	0.92%	0.92%
Gross expenses	0.91	%(c)	0.89%	0.91%	0.92%	0.92%	0.92%
Net investment income	4.22	%(c)	3.91%	3.58%	4.28%	4.69%	4.75%
Portfolio turnover rate	4%		22%	26%	28%	20%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  32

Financial Highlights – continued

For a share outstanding throughout each period.

	Admin Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$13.54		$15.38	$14.98	$14.89	$13.80	$14.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.53	0.51	0.61	0.63	0.65
Net realized and unrealized gain (loss)	(0.04)		(1.55)	0.55	0.25	1.23	(0.25)

Total from Investment Operations	0.22		(1.02)	1.06	0.86	1.86	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.42)	(0.59)	(0.77)	(0.77)	(0.71)
Net realized capital gains	(0.50)		(0.40)	(0.07)	—	—	—

Total Distributions	(0.68)		(0.82)	(0.66)	(0.77)	(0.77)	(0.71)

Net asset value, end of the period	$13.08		$13.54	$15.38	$14.98	$14.89	$13.80

Total return	1.70	%(b)	(6.89)%	7.15%	5.88%	13.91%	2.77%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$220,248		$239,088	$292,668	$272,181	$302,018	$262,567
Net expenses	1.16	%(c)	1.14%	1.17%	1.18%	1.20%	1.20	%(d)
Gross expenses	1.16	%(c)	1.14%	1.17%	1.18%	1.20%	1.20	%(d)
Net investment income	3.99	%(c)	3.67%	3.32%	4.02%	4.42%	4.47%
Portfolio turnover rate	4%		22%	26%	28%	20%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

33  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Class N
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$13.64		$15.48	$15.07		$15.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.63	0.59		0.47
Net realized and unrealized gain (loss)	(0.05)		(1.56)	0.57		(0.25)

Total from Investment Operations	0.25		(0.93)	1.16		0.22

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.51)	(0.68)		(0.48)
Net realized capital gains	(0.50)		(0.40)	(0.07)		—

Total Distributions	(0.72)		(0.91)	(0.75)		(0.48)

Net asset value, end of the period	$13.17		$13.64	$15.48		$15.07

Total return	1.92	%(b)	(6.31)%	7.79%		1.45	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$100,774		$85,042	$31,387		$241
Net expenses	0.58	%(d)	0.57%	0.58	%(e)	0.65	%(d)(f)
Gross expenses	0.58	%(d)	0.57%	0.58	%(e)	2.14	%(d)
Net investment income	4.60	%(d)	4.33%	3.80%		4.73	%(d)
Portfolio turnover rate	4%		22%	26%		28%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  34

Notes to Financial Statements

March 31, 2016 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Institutional Class, Retail Class, Admin Class and Class N shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Effective November 2, 2015, Class N shares are offered to investors with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Institutional Class, Retail Class, and Admin Class collectively, and Class N individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

35  |

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from

|  36

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, securities held by the Fund were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$476,636,810	3.0%	$78,234,129	0.5%

1 Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

2 Fair valued by the Fund’s adviser.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses

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resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

During the six months ended March 31, 2016, the amount of income available to be distributed by the Fund was reduced by $260,243,840 as a result of losses arising from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  When-Issued and Delayed Delivery Transactions. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund cover its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

e.  Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an

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analysis of the Fund’s tax positions for the open tax years as of March 31, 2016 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, contingent payment debt instruments, premium amortization, convertible bonds, paydown gains and losses, return of capital and capital gain distributions received and trust preferred securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, convertible bonds, defaulted and/or non-income producing securities, return of capital distributions received, trust preferred securities, and contingent payment debt instruments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital

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distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2015 was as follows:

2015 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$776,328,389	$643,741,997	$1,420,070,386

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of March 31, 2016, unrealized depreciation on a tax basis was approximately as follows:

Unrealized depreciation
Investments	$(56,519,266)
Foreign currency translations	(962,957,327)

Total unrealized depreciation	$(1,019,476,593)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

g.  Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2016, the Fund did not loan securities under this agreement.

i.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a

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reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$14,751,696	$58,126,444	(b)	$72,878,140
Airlines	—	346,007,554	352,898	(c)	346,360,452
Chemicals	—	337,976,278	11,657,650	(d)	349,633,928
Finance Companies	2,927,309	825,577,037	1,240,000	(c)	829,744,346
Independent Energy	—	146,662,231	2,007,850	(c)	148,670,081
Non-Agency Commercial Mortgage-Backed Securities	—	34,784,782	36,114,494	(c)	70,899,276
Retailers	—	112,526,770	16,059,312	(d)	128,586,082
Transportation Services	—	14,065,980	22,521,468	(d)	36,587,448
All Other Non-Convertible Bonds(a)	—	10,166,730,665	—		10,166,730,665

Total Non-Convertible Bonds	2,927,309	11,999,082,993	148,080,116		12,150,090,418

Convertible Bonds(a)	—	896,708,731	—		896,708,731
Municipals(a)	—	329,473,564	—		329,473,564

Total Bonds and Notes	2,927,309	13,225,265,288	148,080,116		13,376,272,713

Senior Loans(a)	—	301,422,154	—		301,422,154
Common Stocks(a)	1,293,488,813	—	—		1,293,488,813

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March 31, 2016 (Unaudited)

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3		Total
Preferred Stocks
Convertible Preferred Stocks
Midstream	$4,596,932	$3,375,591	$13,556,165	(c)	$21,528,688
REITs—Mortgage	—	2,451,765	—		2,451,765
All Other Convertible Preferred Stocks(a)	167,858,662	—	—		167,858,662

Total Convertible Preferred Stocks	172,455,594	5,827,356	13,556,165		191,839,115

Non-Convertible Preferred Stocks
Electric	1,262,520	688,915	—		1,951,435
REITs—Office Property	—	2,917,058	—		2,917,058
REITs—Warehouse/Industrials	—	10,869,263	—		10,869,263
All Other Non-Convertible Preferred Stocks(a)	10,521,331	—	—		10,521,331

Total Non-Convertible Preferred Stocks	11,783,851	14,475,236	—		26,259,087

Total Preferred Stocks	184,239,445	20,302,592	13,556,165		218,098,202

Closed-End Investment Companies	3,068,536	—	—		3,068,536
Short-Term Investments	—	591,263,779	—		591,263,779

Total	$1,483,724,103	$14,138,253,813	$161,636,281		$15,783,614,197

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices ($30,130,745) and fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($27,995,699).

(c) Valued using broker-dealer bid prices.

(d) Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or March 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$75,947,254	$—	$6,112	$(14,175,644)	$—
Airlines	376,513	—	(2,621)	(4,352)	—

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March 31, 2016 (Unaudited)

Asset Valuation Inputs – continued

Investments in Securities – continued	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes – continued
Chemicals	$—	$203,707	$—	$(13,869,615)	$—
Finance Companies	—	533	—	(1,116,533)	—
Independent Energy	—	—	—	—	2,007,850
Metals & Mining	2,706,093	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	39,002,217	—	—	(2,737,181)	—
Oil Field Services	4,760,920	—	—	—	—
Retailers	15,663,313	41,335	—	354,664	—
Transportation Services	24,921,569	—	495,779	(674,939)	—
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(26,144,499)	—

Total	$163,377,879	$245,575	$499,270	$(58,368,099)	$2,007,850

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(3,651,278)	$—	$—	$58,126,444	$(15,395,220)
Airlines	(16,642)	—	—	352,898	(4,725)
Chemicals	—	25,323,558	—	11,657,650	(13,869,615)
Finance Companies	—	2,356,000	—	1,240,000	(1,116,533)
Independent Energy	—	—	—	2,007,850	—
Metals & Mining	—	—	(2,706,093)	—	—
Non-Agency Commercial Mortgage-Backed Securities	(150,542)	—	—	36,114,494	(2,735,947)
Oil Field Services	—	—	(4,760,920)	—	—
Retailers	—	—	—	16,059,312	354,664
Transportation Services	(2,220,941)	—	—	22,521,468	(126,128)

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March 31, 2016 (Unaudited)

Asset Valuation Inputs – continued

Investments in Securities – continued	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Preferred Stocks
Convertible Preferred Stocks
Midstream	$—	$39,700,664	$—	$13,556,165	$(26,144,499)

Total	$(6,039,403)	$67,380,222	$(7,467,013)	$161,636,281	$(59,038,003)

Debt securities valued at $25,323,558 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $2,356,000 was transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $7,467,013 were transferred from Level 3 to Level 2 during the period ended March 31, 2016. At September 30, 2015, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At March 31, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Preferred stocks valued at $39,700,664 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2016, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $515,588,980 and $2,757,919,768, respectively.

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March 31, 2016 (Unaudited)

Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $150,082,031 and $1,460,689,030, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $3 billion	Next $12 billion	Next $10 billion	Over $25 billion
0.60%	0.50%	0.49%	0.48%

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until January 31, 2017, may be terminated before then only with the consent of the Fund’s Board of Trustees and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking.

For the six months ended March 31, 2016, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Institutional Class	Retail Class	Admin Class	Class N
0.70%	0.95%	1.20%	0.65%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2016, the management fees for the Fund were $44,857,444 (effective rate of 0.52% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2016 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

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b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2016, the service and distribution fees for the Fund were as follows:

Service Fees	Distribution Fees
Admin Class	Retail Class	Admin Class
$282,140	$6,856,948	$282,140

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts

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and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2016, the administrative fees for the Fund were $3,814,080.

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $6,616,339.

As of March 31, 2016, the Fund owes NGAM Distribution $86,835 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2016, Loomis Sayles Funded Pension Plan and Trust and Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.07% and 0.21% of the Fund’s net assets, respectively.

Investment activities of affiliated shareholders could have material impacts on the Fund.

g.  Reimbursement of Transfer Agent Fees and Expenses. NGAM Advisors had given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking was in effect through January 31, 2016 and is not subject to recovery under the expense limitation agreement described above.

For the period October 1, 2015 through January 31, 2016, NGAM Advisors reimbursed the Fund $896 for transfer agency expenses related to Class N shares.

49  |

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

6.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2016, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

Transfer Agent Fees and Expenses
Institutional Class	Retail Class	Admin Class	Class N
$4,597,613	$2,175,184	$89,790	$1,335

Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2016, the Fund had no borrowings under this agreement.

Effective April 14, 2016, the line of credit with State Street Bank and Trust Company expired, and the Funds, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

8.  Concentration of Risk. The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

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Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

9.  Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	104,783,804	$1,373,117,798	246,690,367	$3,644,602,280
Issued in connection with the reinvestment of distributions	43,478,975	561,386,366	56,771,737	833,303,917
Redeemed	(293,282,800)	(3,842,517,915)	(353,219,966)	(5,125,809,847)

Net change	(145,020,021)	$(1,908,013,751)	(49,757,862)	$(647,903,650)

Retail Class
Issued from the sale of shares	27,141,287	$353,764,996	104,527,961	$1,544,181,465
Issued in connection with the reinvestment of distributions	21,727,791	279,114,382	31,828,665	465,533,479
Redeemed	(132,704,169)	(1,741,479,585)	(234,276,979)	(3,391,871,683)

Net change	(83,835,091)	$(1,108,600,207)	(97,920,353)	$(1,382,156,739)

Admin Class
Issued from the sale of shares	1,177,072	$15,265,977	4,705,090	$69,390,142
Issued in connection with the reinvestment of distributions	850,199	10,880,505	1,038,776	15,140,337
Redeemed	(2,838,481)	(36,951,152)	(7,121,582)	(103,449,460)

Net change	(811,210)	$(10,804,670)	(1,377,716)	$(18,918,981)

Class N
Issued from the sale of shares	1,914,081	$25,042,007	5,127,053	$74,872,446
Issued in connection with the reinvestment of distributions	365,006	4,706,671	199,677	2,908,708
Redeemed	(864,242)	(11,355,990)	(1,118,321)	(16,107,920)

Net change	1,414,845	$18,392,688	4,208,409	$61,673,234

Increase (decrease) from capital share transactions	(228,251,477)	$(3,009,025,940)	(144,847,522)	$(1,987,306,136)

51  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a) (3)	Not applicable.
(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 23, 2016

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 23, 2016